--------------------------------------------------------------------------------

ANNUAL REPORT                                                             [LOGO]
DECEMBER 31, 2000                A Report of the TIFF INVESTMENT PROGRAM

 MESSAGE FROM THE PRESIDENT

                         February 26, 2001

Dear TIFF Member:

We are pleased to present the TIFF mutual funds Annual Report for December 31, 2000.

As you know, the TIFF Investment Program comprises a family of multi-manager, commingled funds open exclusively to 501(c)(3) organizations. TIFF administers six mutual funds at present: Multi-Asset, International Equity, Emerging Markets, US Equity, Bond, and Short-Term. All of the TIFF funds enable member organizations to delegate to TIFF responsibility for time-intensive tasks of selecting money managers and other vendors. The Multi-Asset Fund goes beyond this by providing members with an opportunity to also delegate to TIFF responsibility for the all-important task of asset allocation.

We are very gratified by the favorable reception that TIFF has received from the non-profit community. We would welcome the opportunity to discuss this exciting initiative with eligible investors.

For further information about TIFF, please call us at 804-817-8200 or visit our Website at www.tiff.org.

                         Sincerely,

                                                                     [SIGNATURE]
                         David A. Salem
                         President and CEO

 CONTENTS


TIFF Multi-Asset Fund

/ /  Performance...................................   2
/ /  Schedule of Investments.......................   3

TIFF International Equity Fund

/ /  Performance...................................  11
/ /  Schedule of Investments.......................  12

TIFF Emerging Markets Fund

/ /  Performance...................................  17
/ /  Schedule of Investments.......................  18

TIFF US Equity Fund

/ /  Performance...................................  22
/ /  Schedule of Investments.......................  23

TIFF Bond Fund

/ /  Performance...................................  27
/ /  Schedule of Investments.......................  28

TIFF Short-Term Fund

/ /  Performance...................................  33
/ /  Schedule of Investments.......................  34

Statement of Assets and Liabilities................  36

Statement of Operations............................  38

Statement of Changes in Net Assets.................  40

Financial Highlights...............................  43

Notes to Financial Statements......................  49

Report of Independent Accountants..................  61


--------------------------------------------------------------------------------
Copyright -C- 2001 / / All rights reserved / / This report may not be reproduced or distributed without written permission from TIFF.

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND                                      DECEMBER 31, 2000

POLICY CONSIDERATIONS: The Fund seeks to achieve its objective through two means: (1) diversification across multiple asset classes ("segments") and (2) active security selection. To facilitate the assessment of the active strategies pursued by the Fund's managers, staff keeps track of a Constructed Index that reflects returns on passive indices appropriate to each segment, weighted by each segment's policy allocation and rebalanced monthly. Because the strategies pursued by the Fund typically entail multi-year time horizons, the Fund seeks to outperform the Index over full market cycles.

PERFORMANCE EVALUATION: The Fund's 2.39% return for 2000 was modest in the absolute sense, but the Fund's holders will hopefully derive comfort in knowing that the Constructed Index that serves as the Fund's secondary benchmark produced a negative return (-1.6%) for the year. In other words, the Fund's managers added 4.0% of excess return in 2000. The Fund's impressive relative performance in 2000 was attributable in part to its managers' skepticism that the TMT (technology, media, and telecom) mania that swept global stock markets as the 20th century drew to a close would prove long-lived. It did not, and the large losses posted by TMT stocks in 2000 enabled value-oriented strategies to produce unprecedentedly large relative gains during the year just ended. The Fund's equity segments remain modestly biased against very large capitalization stocks and modestly biased toward value stocks. The anti-megacap bias is most pronounced in the Fund's US stock holdings. The Fund's resource-related stocks also display a small cap bias because the segment's benchmark is dominated by a handful of giant resource firms that the segment's manager has elected to underweight. The Fund's foreign stock segment also tends to display certain country biases. These are the product of how individual managers allocate research time as well as managers' idiosyncratic valuation metrics. TIFF monitors the Fund's country weights and intervenes as needed by buying or selling stock index futures to keep them within tolerable bounds. As a hedge against a deflation-induced collapse in stock prices and dividends, 15% of the Fund is normally invested in conventional (a/k/a "nominal") bonds. An additional 10% is normally invested in inflation-linked bonds, as a hedge against the other disaster scenario for equities (very high inflation). Staff also monitors carefully the interplay between the overall Fund's bond allocation and the duration of its bond holdings and uses futures as needed to keep the Fund's overall duration within tolerable bounds. At year-end, the Fund's duration exposure was approximately equal to that of its Constructed Index and the average credit rating of the Fund's bond holdings was AA+.

                                               TOTAL RETURN*
                                     ----------------------------------
                                        TIFF       CPI +
                                     Multi-Asset   5% per   Constructed
                                       Fund**      annum     Index***

                                     ----------------------------------
Calendar Year 2000                        2.39%     8.54%       (1.61%)
3-Year Annualized                         7.96%     7.67%        9.83%
5-Year Annualized                         8.75%     7.65%       10.36%
Annualized since Inception**             10.05%     7.55%       11.37%
Cumulative since Inception**             73.57%    52.05%       85.94%

------------

     Past performance is not predictive of future performance.
  * Total return includes the effects of entry and exit fees received by the Fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
 **  Commencement of operations was March 31, 1995.
*** 25% Wilshire 5000; 25% MSCI All Country World Free ex US Index; 20% Merrill Lynch Treasury Bill Index + 5% per annum; 5% MSCI Global Resource-Related Index; 5% 10-year Treasury Inflation Protected Security; and 20% Lehman Aggregate Bond Index.

                                                          GROWTH OF A $100,000
                                   INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



             TIFF MULTI-ASSET FUND     CPI+5%  CONSTRUCTED MAF BENCHMARK

3/31/95                  $100,000    $100,000                   $100,000
4/30/95                  $101,500    $100,738                   $102,416
5/31/95                  $103,100    $101,347                   $104,093
6/30/95                  $103,700    $101,961                   $104,621
7/31/95                  $106,852    $102,376                   $107,943
8/31/95                  $107,255    $103,062                   $106,923
9/30/95                  $109,066    $103,684                   $109,137
10/31/95                 $108,563    $104,445                   $108,065
11/30/95                 $110,575    $104,802                   $110,923
12/31/95                 $114,078    $105,161                   $113,550
1/31/96                  $115,718    $106,206                   $115,211
2/29/96                  $116,948    $106,982                   $115,732
3/31/96                  $119,101    $107,971                   $117,050
4/30/96                  $122,483    $108,827                   $119,281
5/31/96                  $124,225    $109,479                   $119,798
6/30/96                  $122,893    $109,995                   $119,770
7/31/96                  $118,794    $110,653                   $116,926
8/31/96                  $121,059    $111,315                   $118,534
9/30/96                  $124,147    $112,122                   $121,578
10/31/96                 $125,794    $112,934                   $122,695
11/30/96                 $129,627    $113,608                   $126,996
12/31/96                 $130,848    $114,071                   $126,257
1/31/97                  $133,772    $114,895                   $127,375
2/28/97                  $133,556    $115,725                   $128,059
3/31/97                  $130,631    $116,486                   $126,520
4/30/97                  $130,956    $117,106                   $128,415
5/31/97                  $137,239    $117,510                   $134,408
6/30/97                  $140,055    $118,135                   $138,857
7/31/97                  $144,723    $118,764                   $143,566
8/31/97                  $143,305    $119,469                   $138,587
9/30/97                  $148,867    $120,253                   $144,434
10/31/97                 $141,233    $121,042                   $138,987
11/30/97                 $137,636    $121,460                   $138,810
12/31/97                 $137,909    $121,805                   $140,330
1/31/98                  $136,370    $122,528                   $142,032
2/28/98                  $141,579    $123,254                   $147,814
3/31/98                  $147,024    $123,985                   $151,998
4/30/98                  $149,984    $124,719                   $153,888
5/31/98                  $148,090    $125,458                   $151,815
6/30/98                  $146,669    $126,122                   $153,093
7/31/98                  $143,929    $126,791                   $151,888
8/31/98                  $127,924    $127,463                   $139,326
9/30/98                  $129,716    $128,138                   $145,115
10/31/98                 $133,657    $128,974                   $152,248
11/30/98                 $136,357    $129,499                   $157,091
12/31/98                 $138,217    $129,947                   $161,067
1/31/99                  $139,306    $130,793                   $161,973
2/28/99                  $137,248    $131,485                   $159,043
3/31/99                  $141,363    $132,420                   $164,674
4/30/99                  $149,472    $133,923                   $171,594
5/31/99                  $146,931    $134,468                   $167,196
6/30/99                  $152,014    $135,015                   $171,806
7/31/99                  $153,493    $135,971                   $172,350
8/31/99                  $154,472    $136,851                   $172,419
9/30/99                  $154,105    $138,063                   $172,755
10/31/99                 $157,652    $138,872                   $177,364
11/30/99                 $161,321    $139,521                   $181,015
12/31/99                 $169,522    $140,089                   $188,981
1/31/00                  $166,868    $141,076                   $184,034
2/29/00                  $168,132    $142,487                   $186,696
3/31/00                  $174,958    $144,242                   $193,048
4/30/00                  $170,913    $144,915                   $188,094
5/31/00                  $170,407    $145,674                   $185,963
6/30/00                  $174,958    $147,032                   $191,172
7/31/00                  $171,920    $147,971                   $188,780
8/31/00                  $178,046    $148,573                   $194,172
9/30/00                  $172,558    $149,952                   $189,741
10/31/00                 $172,091    $150,822                   $187,792
11/30/00                 $168,341    $151,523                   $181,941
12/31/00                  $173,572     $152,053                   $185,943

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2000



  NUMBER
 OF SHARES                                               VALUE +


             COMMON STOCKS -- 49.0%
             US COMMON STOCKS -- 25.6%

             AEROSPACE AND DEFENSE -- 0.7%
      4,200  Boeing Co.                                    $277,201
     18,500  Honeywell International, Inc.                  875,281
      3,300  Rockwell International Corp.                   157,162
      2,500  Textron, Inc.                                  116,250
      1,100  United Technologies Corp.                       86,487
                                                       ------------
                                                          1,512,381
                                                       ------------
             AIRLINES -- 0.1%
      2,600  Delta Airlines, Inc.                           130,487
                                                       ------------

             APPAREL RETAILERS -- 0.1%
      7,500  Intimate Brands, Inc.                          112,500
      6,500  The Limited, Inc.                              110,906
                                                       ------------
                                                            223,406
                                                       ------------

             AUTOMOTIVE -- 0.1%
      6,500  Ford Motor Co.                                 152,344
      3,000  General Motors Corp.                           152,812
                                                       ------------
                                                            305,156
                                                       ------------

             BANKING -- 0.8%
      5,700  Bank of America Corp.                          261,487
      1,400  JP Morgan & Co., Inc.                          231,700
      3,600  National City Corp.                            103,500
     19,000  Wells Fargo Co.                              1,058,062
                                                       ------------
                                                          1,654,749
                                                       ------------

             BEVERAGES, FOOD, AND TOBACCO -- 1.3%
      2,400  Anheuser-Busch Companies, Inc.                 109,200
     13,860  Archer-Daniels-Midland Co.                     207,900
      8,900  Philip Morris Companies, Inc.                  391,600
      1,100  Quaker Oats Co.                                107,112
      9,000  Sysco Corp.                                    270,000
     17,100  Wm Wrigley Jr. Co.                           1,638,394
                                                       ------------
                                                          2,724,206
                                                       ------------

             CHEMICALS -- 0.4%
     19,000  Air Products and Chemicals, Inc.               779,000
                                                       ------------
             COMMERCIAL SERVICES -- 0.3%
      1,500  Convergys Corp.*                                67,969
     22,800  Quintiles Transnational Corp.*                 477,375
      4,100  Waste Management, Inc.                         113,775
                                                       ------------
                                                            659,119
                                                       ------------

             COMMUNICATIONS -- 0.2%
      1,000  Network Appliance, Inc.*                        64,187
      1,500  Scientific-Atlanta, Inc.                        48,844
      5,900  Verizon Communications Corp.                   295,737
                                                       ------------
                                                            408,768
                                                       ------------

             COMPUTER SOFTWARE AND PROCESSING -- 1.5%
     15,000  Automatic Data Processing, Inc.                949,687
      3,900  Electronic Data Systems Corp.                  225,225
      2,500  First Data Corp.                               131,719
      3,400  IMS Health, Inc.                                91,800
     10,900  Microsoft Corp.*                               472,787

  NUMBER
 OF SHARES                                               VALUE +

     45,100  Oracle Corp.*                               $1,310,719
        700  Siebel Systems, Inc.*                           47,337
                                                       ------------
                                                          3,229,274
                                                       ------------

             COMPUTERS AND INFORMATION -- 1.4%
     14,800  Cisco Systems, Inc.*                           566,100
      3,000  Compaq Computer Corp.                           45,150
      5,500  Dell Computer Corp.*                            95,906
      3,200  EMC Corp.*                                     212,800
     26,000  Hewlett-Packard Co.                            820,625
     12,500  International Business Machines Corp.        1,062,500
      9,600  Sun Microsystems, Inc.*                        267,600
                                                       ------------
                                                          3,070,681
                                                       ------------

             COSMETICS AND PERSONAL CARE -- 0.7%
     19,600  Colgate-Palmolive Co.                        1,265,180
      1,900  Procter & Gamble Co.                           149,031
                                                       ------------
                                                          1,414,211
                                                       ------------

             DIVERSIFIED -- 1.2%
         11  Berkshire Hathaway, Inc.*                      781,000
     33,900  Tyco International Ltd.                      1,881,450
                                                       ------------
                                                          2,662,450
                                                       ------------

             ELECTRIC UTILITIES -- 0.3%
      3,500  Entergy Corp.                                  148,094
      7,600  PG&E Corp.                                     152,000
      2,200  Reliant Energy, Inc.                            95,287
      4,900  TXU Corp.                                      217,131
                                                       ------------
                                                            612,512
                                                       ------------

             ELECTRICAL EQUIPMENT -- 0.1%
      3,200  Emerson Electric Co.                           252,200
                                                       ------------

             ELECTRONICS -- 0.7%
      2,600  Advanced Micro Devices Inc.*                    35,912
      2,100  Analog Devices, Inc.*                          107,494
     29,000  Intel Corp.                                    871,812
      2,300  Micron Technology, Inc.*                        81,650
      3,700  Molex, Inc.                                    131,350
      2,800  Novellus Systems, Inc.*                        100,625
      1,200  Sanmina Corp.*                                  91,950
                                                       ------------
                                                          1,420,793
                                                       ------------

             ENTERTAINMENT AND LEISURE -- 0.3%
     13,100  Eastman Kodak Co.                              515,813
      3,400  Walt Disney Co.                                 98,388
                                                       ------------
                                                            614,201
                                                       ------------

             FINANCIAL SERVICES -- 2.0%
     58,946  Allied Capital Corp.                         1,230,498
      3,301  Citigroup, Inc.                                168,557
     14,400  Fannie Mae                                   1,249,200
      1,300  Freddie Mac                                     89,538
      1,700  Goldman Sachs Group, Inc.                      181,794
      7,700  Key Corp                                       215,600
      3,400  Lehman Brothers Holdings, Inc.                 229,925
      4,400  Merrill Lynch & Co.                            300,025
      1,800  Morgan Stanley Dean Witter & Co.               142,650
      3,200  USA Education Inc.                             217,600
      3,800  Washington Mutual, Inc.                        201,638
                                                       ------------
                                                          4,227,025
                                                       ------------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2000

  NUMBER
 OF SHARES                                               VALUE +

             FOOD RETAILERS -- 0.1%
      9,100  Kroger Co.*                               $    246,269
                                                       ------------

             FOREST PRODUCTS AND PAPER -- 0.3%
      4,800  Georgia-Pacific Group                          149,400
     22,400  Smurfit-Stone Container Corp.*                 334,600
      4,100  Weyerhaeuser Co.                               208,075
                                                       ------------
                                                            692,075
                                                       ------------

             HEALTHCARE PROVIDERS -- 0.2%
      5,700  HCA-The Healthcare Corp.                       250,857
      5,500  Tenet Healthcare Corp.                         244,406
                                                       ------------
                                                            495,263
                                                       ------------
             HEAVY MACHINERY -- 0.3%
      2,000  Applied Materials, Inc.*                        76,375
      4,900  Caterpillar, Inc.                              231,831
      1,800  Deere & Co.                                     82,463
      4,200  Dover Corp.                                    170,363
      4,000  Ingersoll-Rand Co.                             167,500
                                                       ------------
                                                            728,532
                                                       ------------

             INSURANCE -- 1.2%
      3,500  Allstate Corp.                                 152,469
     15,550  American International Group, Inc.           1,532,647
      1,700  CIGNA Corp.                                    224,910
      1,300  Hartford Financial Services Group               91,813
      1,600  Lincoln National Corp.                          75,700
      2,000  Loews Corp.                                    207,125
      2,100  The St Paul Cos., Inc.                         114,056
      3,600  United Health Group, Inc.                      220,950
                                                       ------------
                                                          2,619,670
                                                       ------------
             MEDIA - BROADCASTING AND PUBLISHING -- 0.8%
      3,600  Gannett Co., Inc.                              227,025
      3,400  McGraw-Hill Companies, Inc.                    199,325
      5,100  New York Times Co.                             204,319
     21,740  Viacom, Inc., Class B*                       1,016,345
                                                       ------------
                                                          1,647,014
                                                       ------------

             MEDICAL SUPPLIES -- 1.0%
     21,000  Baxter International, Inc.                   1,854,563
      2,900  Johnson & Johnson                              304,681
                                                       ------------
                                                          2,159,244
                                                       ------------
             METALS AND MINING -- 1.2%
      8,200  Alcoa, Inc.                                    274,700
     17,700  Cleveland-Cliffs, Inc.                         381,656
     64,300  Freeport-McMoRan Copper & Gold, Inc.,
                Class A*                                    530,475
      9,400  Nucor Corp.                                    373,063
     19,000  Stillwater Mining Co.*                         747,650
      9,500  USX-US Steel Group, Inc.                       171,000
                                                       ------------
                                                          2,478,544
                                                       ------------
             OIL AND GAS -- 4.8%
      4,442  Anadarko Petroleum Corp.                       315,737
      1,200  Apache Corp.                                    84,075
      7,200  Baker Hughes, Inc.                             299,250
      4,200  Burlington Resources, Inc.                     212,100
      3,300  Chevron Corp.                                  278,644
      4,700  Conoco, Inc., Class B                          136,006
     11,350  Cross Timbers Oil Co.                          314,963
     24,000  Enron Corp.                                  1,995,000
      5,700  EOG Resources, Inc.                       $    311,719
      6,500  Evergreen Resources, Inc.*                     251,063
     19,944  Exxon Mobil Corp.                            1,733,882
      3,000  Kerr-McGee Corp.                               200,813
      4,500  Nabors Industries, Inc.*                       266,175
     10,100  Occidental Petroleum Corp.                     244,925
     10,300  Ocean Energy, Inc.*                            178,963
      7,600  Phillips Petroleum Co.                         432,250
     10,400  Pride International, Inc.*                     256,100
     18,500  R&B Falcon Corp.*                              424,344
     16,600  Rowan Companies, Inc.*                         448,200
     19,000  Schlumberger Ltd.                            1,518,813
      7,700  USX-Marathon Group                             213,675
      6,400  Weatherford International, Inc.*               302,400
                                                       ------------
                                                         10,419,097
                                                       ------------

             PHARMACEUTICALS -- 2.0%
      1,400  American Home Products Corp.                    88,970
      1,400  Amgen, Inc.*                                    89,513
     16,900  Bristol-Myers Squibb Co.                     1,249,544
      2,200  Cardinal Health, Inc.                          219,175
        800  Forest Laboratories, Inc.*                     106,300
      6,000  Merck & Co., Inc.                              561,750
     42,300  Pfizer, Inc.                                 1,945,800
      1,500  Schering-Plough Corp.                           85,125
                                                       ------------
                                                          4,346,177
                                                       ------------

             RETAILERS -- 0.2%
      6,000  May Department Stores Co.                      196,500
      6,000  Sears, Roebuck and Co.                         208,500
      2,900  TJX Companies, Inc.                             80,475
                                                       ------------
                                                            485,475
                                                       ------------

             TELEPHONE SYSTEMS -- 1.1%
      7,000  Amdocs Ltd.*                                   480,813
      7,100  AT&T Corp.                                     122,919
     36,800  BellSouth Corp.                              1,506,500
      3,112  Qwest Communications International*            127,592
      2,400  SBC Communications, Inc.                       114,600
      1,400  Sprint Corp.                                    28,438
      2,100  WorldCom, Inc.*                                 29,531
                                                       ------------
                                                          2,410,393
                                                       ------------

             TRANSPORTATION -- 0.2%
     30,400  Wisconsin Central Transportation Corp.*        457,900
                                                       ------------
             Total US Common Stocks

                (Cost $46,601,447)                       55,086,272
                                                       ------------

             FOREIGN COMMON STOCKS -- 23.4%

             BRAZIL -- 0.3%
     17,600  Embraer-Empresa Brasileira de

                Aeronautica SA                              699,600
      6,624  Embratel Partipacoes - ADR                     103,914
      3,200  Petroleo Brasileiro SA - ADR*                   80,800
                                                       ------------
                                                            884,314
                                                       ------------

             CANADA -- 2.0%
      5,800  Alberta Energy Co. Ltd.                        277,719
     13,900  Alcan Aluminium Ltd.                           475,206
     12,000  Barrick Gold Corp.                             196,560
     14,500  Canadian Natural Resources Ltd.*               401,300
      6,700  Canadian Pacific Ltd.                          191,369
     49,300  Gulf Canada Resources Ltd.*                    251,514

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2000

  NUMBER
 OF SHARES                                               VALUE +

      1,546  Husky Energy, Inc.*                       $     15,362
      7,000  Imperial Oil Ltd.                              184,100
     11,000  Imperial Oil Ltd. (foreign shares)             289,396
      6,800  Land & House Public Co. Ltd.                   167,789
      9,143  Nortel Networks Corp.                          294,198
     10,500  Nortel Networks Corp. (foreign shares)         336,656
     10,771  Petro-Canada                                   274,034
      6,100  Precision Drilling Corp.*                      228,826
     10,692  Suncor Energy, Inc.                            273,093
      9,100  Talisman Energy, Inc.*                         337,269
                                                       ------------
                                                          4,194,391
                                                       ------------

             DENMARK -- 0.3%
      8,800  ISS AS*                                        598,933
                                                       ------------

             FINLAND -- 0.4%
     20,000  Nokia Corp. - ADR                              870,000
                                                       ------------

             FRANCE -- 3.7%
     10,258  Aventis SA                                     900,233
      5,300  AXA                                            766,085
     12,280  Carrefour Supermarche                          771,090
     22,060  Compagnie Generale d'Industrie et de
                Participations                            1,045,629
      5,000  Dassault Systemes SA                           342,589
      9,341  Rhodia SA                                      144,663
     12,420  Suez Lyonnaise Des Eaux-Dumex                2,267,367
      3,119  Total Fina SA                                  463,715
      3,100  Total Fina SA - ADR                            225,331
      5,961  Valeo                                          266,098
      6,059  Vivendi Universal SA                           398,657
                                                       ------------
                                                          7,591,457
                                                       ------------
             GERMANY -- 1.0%
      1,015  Allianz AG                                     381,738
      6,300  Deutsche Bank AG                               526,273
      6,898  Dresdner Bank AG                               300,739
      7,929  E. ON AG                                       482,252
         44  Ergo Versicherungsgruppe AG                      7,434
      1,152  Muenchener Rueckversicherungs                  412,028
                                                       ------------
                                                          2,110,464
                                                       ------------

             HONG KONG -- 1.6%
     56,000  China Mobile (Hong Kong) Ltd.*                 305,870
     14,100  China Mobile (Hong Kong) Ltd. - ADR*           382,462
    178,000  China Unicom Ltd.*                             272,726
    131,900  Hutchison Whampoa Ltd.                       1,644,649
    206,000  Li & Fung Ltd.                                 375,054
     27,000  MTR Corp.*                                      47,254
     36,000  Sumitomo Warehouse                             358,874
                                                       ------------
                                                          3,386,889
                                                       ------------

             IRELAND -- 0.7%
      9,400  Elan Corp. plc - ADR*                          440,037
     25,900  Smartforce plc - ADR*                          972,869
                                                       ------------
                                                          1,412,906
                                                       ------------

             ISRAEL -- 0.0%
        600  Check Point Software Technologies Ltd.*         80,137
                                                       ------------

             ITALY -- 1.0%
    115,836  Banca Nazionale Lavoro*                        348,351
     63,171  Eni SpA                                        411,844
      2,742  Gucci Group Shares                        $    242,667
     32,000  Luxottica Group SpA - ADR                      440,000
     32,367  Mediaset SpA                                   392,900
     28,950  Telecom Italia Mobile SpA                      231,890
                                                       ------------
                                                          2,067,652
                                                       ------------

             JAPAN -- 2.3%
      9,000  Asatsu-DK, Inc.                                216,649
     18,000  Bridgestone Corp.                              163,866
     10,000  Fujitsu Ltd.                                   147,409
     10,000  Kao Corp.                                      290,616
      2,000  Matsushita Communication Industrial Co.
                Ltd.                                        251,225
        115  Mizuho Holding Inc.                            712,710
      2,000  Murata Manufacturing Co. Ltd.                  234,594
         49  Nippon Telegraph and Telephone Corp.           353,002
     52,000  Nissan Motor Co. Ltd.*                         299,510
     10,000  Nomura Securities Co. Ltd.                     179,884
          8  NTT Mobile Communications Network, Inc.        137,955
      1,700  Rohm Co.                                       322,917
     55,000  Sakura Bank Ltd.                               332,195
     10,300  Sony Corp. - ADR                               718,425
      3,000  Taisho Pharmaceutical Co. Ltd.                  81,145
      6,000  Takeda Chem Industries Ltd.                    355,042
      1,300  Takefuji Corp.                                  81,933
      6,000  Yamanouchi Pharmaceutical                      259,454
                                                       ------------
                                                          5,138,531
                                                       ------------

             MEXICO -- 0.5%
     10,500  Grupo Televisa SA - GDR*                       471,844
      3,646  Telefonos de Mexico, Class L - ADR             164,526
     22,900  Wal-Mart de Mexico - ADR*                      455,687
                                                       ------------
                                                          1,092,057
                                                       ------------

             NETHERLANDS -- 2.1%
      3,412  ING Groep NV                                   272,469
     14,881  Koninklijke Ahold NV                           479,917
     30,342  Koninklijke KPN NV                             349,153
      1,988  KPNQwest NV*                                    38,065
     22,400  Royal Dutch Petroleum Co., NY Shares         1,356,600
      1,900  STMicroelectronics NV                           81,344
      8,700  Unilever NV - CVA                              550,376
      3,100  Unilever NV NY Shares                          195,106
     11,316  VNU NV                                         556,020
     31,446  Wolters Kluwer CVA                             857,122
                                                       ------------
                                                          4,736,172
                                                       ------------

             NORWAY -- 0.1%
      7,100  Norsk Hydro AS - ADR                           298,644
                                                       ------------

             PERU -- 0.1%
     20,200  Compania de Minas Buenaventura SA - ADR        292,900
                                                       ------------

             SINGAPORE -- 0.4%
     69,000  DBS Group Holdings Ltd.                        781,282
                                                       ------------

             SOUTH AFRICA -- 0.5%
    134,085  Billiton plc                                   517,411
      8,800  De Beers Consolidated Mines Ltd. - ADR         235,400
     50,500  Gold Fields Ltd.                               171,345
                                                       ------------
                                                            924,156
                                                       ------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2000


 NUMBER
OF SHARES                                                  VALUE +

             SOUTH KOREA -- 0.1%
      5,373  Korea Telecom Corp.- ADR                  $    166,563
      6,393  SK Telecom Co. Ltd. - ADR                      150,635
                                                       ------------
                                                            317,198
                                                       ------------

             SPAIN -- 0.2%
     12,400  Repsol SA - ADR                                199,950
     18,497  Telefonica de Espana SA*                       305,559
                                                       ------------
                                                            505,509
                                                       ------------

             SWEDEN -- 0.8%
     89,200  Investor AB, Class B*                        1,334,309
      8,057  Skandinaviska Enskilda Banken, Class A          88,895
     28,408  Telefonaktiebolaget Ericsson LM,
                Class B                                     323,983
                                                       ------------
                                                          1,747,187
                                                       ------------

             SWITZERLAND -- 0.9%
      4,068  ABB Namen AG                                   433,741
      8,700  Nestle SA - ADR                              1,014,687
        301  Novartis AG                                    532,258
                                                       ------------
                                                          1,980,686
                                                       ------------

             TAIWAN -- 0.2%
    183,335  Taiwan Semiconductor*                          440,736
                                                       ------------

             TURKEY -- 0.0%
      5,354  Turkcell Iletisim Hizmetleri AS - ADR*          37,478
                                                       ------------

             UNITED KINGDOM -- 4.2%
      8,047  Astrazeneca plc                                405,886
     86,836  BAE Systems plc                                495,746
     18,830  Cable & Wireless                               259,548
      9,624  COLT Telecom Group plc*                        207,116
     50,912  Diageo plc                                     570,660
     15,124  GlaxoSmithkline plc*                           427,193
     28,809  HSBC Holdings plc                              422,361
     24,701  Pearson plc                                    588,538
     18,691  Railtrack Group plc                            258,387
     58,744  Reed International plc                         610,007
    194,400  Rentokil Initial plc                           671,126
     80,700  Rio Tinto plc                                1,420,740
     30,174  Telewest Communications plc*                    46,778
    205,716  Vodafone AirTouch plc                          721,986
     19,000  Vodafone Group plc sponsored - ADR             680,437
     86,700  WPP Group plc                                1,099,432
                                                       ------------
                                                          8,885,941
                                                       ------------
             Total Foreign Common Stocks
                (Cost $49,556,178)                       50,375,620
                                                       ------------
             Total Common Stocks
                (Cost $96,157,625)                      105,461,892
                                                       ------------




 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE


             ASSET-BACKED SECURITIES -- 6.0%
   $193,336  AFC Home Equity Loan Trust,
                Ser. 1999-1, Class 2A1        6.997%   02/24/29        193,897
    340,000  Americredit Auto Receivables
                Trust, Ser. 2000-B,
                Class A4                      6.820%   04/05/07        341,039
    330,000  Americredit Auto Receivables
                Trust, Ser. 2000-C,
                Class A3                      5.880%   12/12/05        330,370

  PRINCIPAL                                      INTEREST      MATURITY
   AMOUNT                                          RATE          DATE          VALUE +
    $265,000   Americredit Auto Receivables
                  Trust, Ser. 2000-C,
                  Class A3                         6.989%       07/12/07         $265,498
     375,000   Asset Securitization Corp.,
                  Ser. 1996-MD6, Class A1B         6.880%       11/13/26          381,188
     325,000   AT&T Universal Master Trust,
                  Ser. 1995-3, Class A             6.961%       10/17/04          325,585
     198,706   Banc One Heloc Trust,
                  Ser. 1996-A, Class A             6.821%       05/15/21          198,652
     495,000   Bay View Auto Trust,
                  Ser. 2000-LJ1, Class A4          7.640%       11/25/10          510,771
     173,681   Block Mortgage Finance Inc.,
                  Ser. 1999-1, Class A6            7.107%       01/25/30          174,687
     400,000   Chase Credit Card Master Trust
                  (FRN), Ser. 1998-6,
                  Class A                          6.880%       09/15/04          401,264
     345,000   Chase Credit Card Master Trust
                  (FRN), Ser. 2000-2,
                  Class B                          6.916%       07/15/05          346,156
     130,000   Chase Credit Card Master
                  Trust, Ser. 1997-1,
                  Class A                          6.710%       10/15/06          130,039
     241,815   Chase Funding Mortage Loan
                  Asset-Backed (FRN),
                  Ser. 2000-2, Class IIA1          6.900%       05/25/30          242,002
     147,469   Chase Funding Mortgage Loan
                  Asset-Backed, Ser. 2000-2,
                  Class IIA1                       6.838%       10/25/30          147,386
     400,000   Citibank Credit Card Issuance
                  Trust, Ser. 2000-B2,
                  Class B2                         6.910%       10/15/07          401,458
     350,000   Citibank Credit Card Master
                  Trust I (FRN),
                  Ser. 1999-3, Class A             6.880%       03/15/04          350,196
     200,314   Contimortgage Home Equity Loan
                  Trust, Ser. 1998-3,
                  Class A9                         6.870%       09/15/28          199,746
     220,118   Countrywide Home Equity Loan
                  Trust (FRN), Ser. 1998-A,
                  Class A                          6.810%       03/15/24          219,753
     310,198   Countrywide Home Equity Loan
                  Trust (FRN), Ser. 2000-A,
                  Class A2                         6.899%       05/15/26          309,665
     244,861   Countrywide Home Equity Loan
                  Trust, Ser. 2000-B,
                  Class A2                         6.850%       08/15/26          244,680
     295,000   Discover Card Master Trust I,
                  Ser. 2000-3, Class A             6.830%       09/16/05          295,307
     275,000   Discover Card Master Trust I,
                  Ser. 2000-8, Class A             6.720%       04/16/06          275,126
     449,434   EQCC Home Equity Loan Trust,
                  Ser. 1993-3, Class A7F           7.448%       08/25/30          458,775
     222,399   EQCC Home Equity Loan Trust,
                  Ser. 1998-4, Class A1F           7.060%       01/15/29          223,350

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2000

 PRINCIPAL                                      INTEREST      MATURITY
   AMOUNT                                         RATE          DATE           VALUE +
    $346,566   Falcon Franchise Loan LLC,
                  Ser. 2000-1, Class A1            7.382%       10/05/10         $346,566
     360,000   First Chicago Master Trust II,
                  Ser. 1998-V, Class A             6.750%       04/15/03          360,259
      60,000   First Chicago Master Trust II,
                  Ser. 1999-W, Class A             6.632%       03/15/04           60,068
     248,038   GS Mortgage Securities Corp.,
                  Ser. 2000-1, Class A             6.970%       03/20/23          248,038
     400,000   Household Automotive Trust,
                  Ser. 2000-2, Class A3            7.340%       11/17/04          410,512
     242,501   IMC Home Equity Loan Trust,
                  Ser. 1997 - 6, Class A           6.815%       01/20/28          242,407
     383,709   LB Commercial Conduit Mortgage
                  Trust, Ser. 1998-C4,
                  Class A1A                        5.870%       08/15/06          380,436
     312,800   Merrill Lynch Home Equity Loan
                  (FRN), Ser. 1997-1,
                  Class A                          6.800%       09/25/27          311,950
     450,000   Nationslink Funding Corp.,
                  Ser. 1999-SL, Class A2           6.096%       12/10/01          449,590
     395,000   Olympic Auto Receivable Trust,
                  Ser. 1997-A, Class A5            6.800%       02/15/05          396,221
     244,854   Option One Mortgage Loan
                  Trust, Series 2000-5,
                  Class A                          6.000%       08/20/30          244,844
      81,400   PDVSA Finance Ltd.,
                  Ser. 1999-F                      8.750%       02/15/04           82,036
     340,403   Residential Asset Securities
                  Corp., Ser. 1997-KS1,
                  Class AF5                        6.878%       09/25/31          340,205
     255,000   Residential Asset Securities
                  Corp., Ser. 2000-KS5,
                  Class AII                        6.856%       01/25/32          254,920
     470,000   Residential Funding Mortgage
                  Securities I,
                  Ser. 1997-S14, Class A6          7.250%       10/25/27          469,448
     110,000   Student Loan Marketing
                  Association, Ser. 1999-3,
                  Class A1                         6.850%       10/27/08          110,080
     560,017   UCFC Home Equity Loan,
                  Ser. 1997-C, Class A7            6.845%       01/15/29          565,667
      50,000   United Air Lines, Ser. 2000-2       7.811%       10/01/09           50,300
     270,000   WFS Financial Owner Trust,
                  Ser. 1999-C, Class A2            7.750%       11/20/04          274,706
     330,000   WFS Financial Owner Trust,
                  Ser. 2000-C, Class A3            7.070%       02/20/05          337,520
                                                                           --------------
               Total Asset-Backed Securities
                  (Cost $12,768,304)                                           12,902,363
                                                                           --------------

               US TREASURY OBLIGATIONS -- 8.5%
     970,000   US Treasury Bond                    5.250%       02/15/29          931,351

 PRINCIPAL                                      INTEREST      MATURITY
   AMOUNT                                         RATE          DATE           VALUE +

  $1,125,000   US Treasury Bond                    6.625%       02/15/27       $1,284,649
     985,000   US Treasury Bond                    8.875%       02/15/19        1,353,503
  12,199,890   US Treasury Inflationary Index
                  Note                             3.875%       01/15/09       12,308,542
   1,605,000   US Treasury Note                    5.750%       08/15/10        1,682,116
     630,000   US Treasury Note                    7.000%       07/15/06          685,882
                                                                           --------------
               Total US Treasury Obligations
                  (Cost $17,258,983)                                           18,246,043
                                                                           --------------

               US GOVERNMENT AGENCY OBLIGATIONS - MORTGAGE-BACKED -- 7.6%
     410,000   FHLMC                               5.000%       05/15/21          398,249
     350,000   FHLMC                               7.500%       04/17/24          353,184
     411,583   FHLMC, Ser. 1458, Class H           7.000%       10/15/06          413,439
     374,447   FHLMC, Ser. 2034, Class PN          6.000%       04/15/18          372,645
      65,000   FNMA                                6.000%       12/15/05           65,674
     488,238   FNMA                                6.500%       09/01/24          483,788
      39,723   FNMA                                6.500%       08/01/28           39,159
     192,178   FNMA                                6.500%       11/01/28          189,727
      75,443   FNMA                                6.500%       09/01/29           74,372
     114,792   FNMA                                6.500%       02/01/30          113,329
     115,000   FNMA                                6.625%       11/15/30          120,921
   2,760,000   FNMA                                7.000%       01/01/31        2,761,725
     210,000   FNMA                                7.000%       06/25/21          211,833
     135,309   FNMA                                7.000%       11/01/29          135,465
     166,449   FNMA                                7.000%       01/01/30          166,641
      84,930   FNMA                                7.000%       11/01/30           85,028
     125,000   FNMA                                7.000%       12/01/30          125,144
     385,000   FNMA                                7.500%       07/18/25          390,734
   1,540,000   FNMA                                8.000%       01/01/31        1,575,130
      67,995   FNMA                                9.500%       05/01/18           71,927
   1,110,000   FNMA (TBA)                          6.000%       01/01/31        1,073,579
     600,000   FNMA (TBA)                          6.000%       02/01/14          591,563
     880,000   FNMA (TBA)                          7.000%       01/01/16          888,800
   2,865,000   FNMA (TBA)                          7.500%       01/01/31        2,903,500
     865,000   FNMA (TBA)                          7.500%       02/01/29          876,082
     730,000   GNMA                                7.500%       01/01/31          741,862
     265,083   GNMA                                7.500%       04/15/29          269,633
      89,966   GNMA                                9.000%       07/15/30           93,331
     146,329   GNMA                                9.000%       08/15/30          151,803
     198,201   GNMA                                9.000%       09/15/30          205,615
     166,445   GNMA                                9.000%       10/15/30          172,671
     335,000   GNMA (TBA)                          6.500%       01/01/31          331,336
                                                                           --------------
               Total US Government Agency
                  Obligations -
                  Mortgage-Backed
                  (Cost $16,328,076)                                           16,447,889
                                                                           --------------

               CORPORATE OBLIGATIONS -- 3.9%

               AEROSPACE AND DEFENSE -- 0.1%
      65,000   Lockheed Martin Corp.               7.200%       05/01/36           66,618
     155,000   Raytheon Co.                        7.900%       03/01/03          159,332
                                                                           --------------
                                                                                  225,950
                                                                           --------------

               AIRLINES -- 0.1%
     110,000   Continental Airlines                8.312%       10/02/12          112,808
                                                                           --------------

               AUTOMOTIVE -- 0.0%
      70,000   Ford Motor Co.                      7.450%       07/16/31           65,842
                                                                           --------------

               BANKING -- 0.4%
      50,000   Bank of America Corp.               7.800%       02/15/10           52,039
      95,000   Bank of America Corp.               7.875%       05/16/05          100,269

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2000

 PRINCIPAL                                      INTEREST      MATURITY
   AMOUNT                                         RATE          DATE           VALUE +
    $105,000   BNP Paribas Capital Trust

                  (144A){::}                       9.003%       12/29/49       $  109,246
      85,000   Dime Bancorp, Inc.                  9.000%       12/19/02           85,483
     150,000   First National Bank of Chicago      8.080%       01/05/18          158,811
     105,000   First Union National Bank           7.800%       08/18/10          108,314
     190,000   ING Capital Funding Trust III

                  (FRN)                            8.439%       12/31/49          193,299
                                                                           --------------
                                                                                  807,461
                                                                           --------------

               CHEMICALS -- 0.1%
     210,000   Lilly Del Mar, Inc.                 7.717%       08/01/29          217,373
                                                                           --------------

               COMMERCIAL SERVICES -- 0.1%
     115,000   ERAC USA Finance Co.                8.250%       05/01/05          118,304
                                                                           --------------

               COMMUNICATIONS -- 0.4%
     885,847   Jasmine Submarine
                  Telecommunications

                  (144A){::}                       8.483%       05/30/11          860,077
     100,000   Marconi Corp. plc                   7.750%       09/15/10           98,447
                                                                           --------------
                                                                                  958,524
                                                                           --------------
               DIVERSIFIED -- 0.1%
     120,000   Edperbrascan Corp.                  7.125%       12/16/03          118,561
     145,000   Tyco International Group SA         6.875%       09/05/02          145,629
                                                                           --------------
                                                                                  264,190

                                                                           --------------
               ELECTRIC UTILITIES -- 0.2%
     155,000   Great Lakes Power, Inc.             8.300%       03/01/05          158,765
      54,964   RGS (AEGCO) Funding Co.             9.810%       12/07/21           64,040
      75,741   Salton Sea Funding, Ser. B          7.370%       05/30/05           72,910
     100,000   Southern Energy Mid - Atlantic

                  (144A){::}                       8.625%       06/30/12          101,101
                                                                           --------------
                                                                                  396,816
                                                                           --------------

               FINANCIAL SERVICES -- 1.0%
     100,000   Countrywide Capital I               8.000%       12/15/26           87,745
      40,000   Duke Capital Corp.                  7.500%       10/01/09           41,768
     130,000   FleetBoston Financial Corp.         7.250%       09/15/05          134,598
      50,000   Ford Motor Credit Corp.             7.600%       08/01/05           51,340
     115,000   General Electric Capital

                  Corp., Ser. MTNA                 7.000%       02/03/03          117,367
      70,000   Household Finance Corp.             8.000%       07/15/10           73,871
     188,000   Husky Terra Nova Finance Ltd.       8.450%       02/01/12          197,810
     125,000   Kern River Funding Corp.
                  (144A){::}                       6.720%       09/30/01          125,104
     170,000   Land O Lakes Capital Trust          7.450%       03/15/28          134,154
     165,000   Lehman Brothers Holdings, Inc.      7.000%       05/15/03          166,303
     130,000   Natexis Ambs Co., L.L.C.            8.440%       12/29/49          126,840
     150,000   NiSource Finance Corp.
                  (144A){::}                       7.500%       11/15/03          153,940
      85,000   Pemex Finance Ltd.                  9.030%       02/15/11           89,755
     100,000   PP&L Capital Funding                7.750%       04/15/05          101,043
     170,000   Ras Laffan-Lincs,
                  Ser. 1997-11 (144A){::}          7.850%       03/18/14          182,301
     315,000   Telecom New Zealand Finance         6.250%       02/10/03          309,444

 PRINCIPAL                                      INTEREST      MATURITY
   AMOUNT                                         RATE          DATE           VALUE +

     $65,000   UBS Preferred Funding Trust I       8.622%       10/29/49       $   68,220
      55,000   US West Capital Funding             6.500%       11/15/18           47,718
                                                                           --------------
                                                                                2,209,321
                                                                           --------------

               FOREST PRODUCTS AND PAPER -- 0.1%
     135,000   Abitibi - Consolidated, Inc.        8.850%       08/01/30          128,855
      90,000   Georgia-Pacific Corp.               7.750%       11/15/29           71,630
                                                                           --------------
                                                                                  200,485
                                                                           --------------

               HEAVY MACHINERY -- 0.1%
     320,000   Cummins Engine Co., Inc.            5.650%       03/01/98          164,125
                                                                           --------------

               INDUSTRIAL -- 0.1%
     235,000   Yosemite Security Trust I           8.250%       11/15/04          243,265
                                                                           --------------

               INSURANCE -- 0.3%
     160,000   Anthem Insurance                    9.000%       04/01/27          137,992
     125,000   Anthem Insurance (144A){::}         9.125%       04/01/10          122,798
     210,000   Florida Windstorm Underwriting      6.500%       08/25/02          210,014
     120,000   The MONY Group, Inc.                7.450%       12/15/05          121,405
                                                                           --------------
                                                                                  592,209
                                                                           --------------

               MEDIA - BROADCASTING AND PUBLISHING -- 0.1%
     125,000   Clear Channel Communication,
                  Inc.                             7.250%       09/15/03          126,600
      70,000   Viacom, Inc.                        7.875%       07/30/30           71,760
                                                                           --------------
                                                                                  198,360
                                                                           --------------

               METALS AND MINING -- 0.1%
     105,000   CMS Panhandle Holding Co.           6.125%       03/15/04          101,063
                                                                           --------------

               OIL AND GAS -- 0.1%
      65,000   Canadian Occidental Petroleum       7.125%       02/04/04           65,270
     185,000   Petroleum Geo-Services ASA          7.125%       03/30/28          149,097
                                                                           --------------
                                                                                  214,367
                                                                           --------------

               REAL ESTATE -- 0.0%
     105,000   Societe Generale Real Estate

                  LLC                              7.640%       12/29/49          100,650
                                                                           --------------

               TELEPHONE SYSTEMS -- 0.2%
      70,000   BellSouth Capital Funding           7.120%       07/15/97           61,773
     130,000   British Telecom plc                 8.625%       12/15/30          130,167
      85,000   Deutsche Telekom International

                  Financial                        8.250%       06/15/30           83,970
      70,000   Qwest Capital Funding
                  (144A){::}                       7.900%       08/15/10           71,805
     140,000   WorldCom, Inc.                      6.400%       08/15/05          134,751
                                                                           --------------
                                                                                  482,466
                                                                           --------------

               TRANSPORTATION -- 0.2%
     520,000   Windsor Petroleum

                  Transportation (144A){::}        7.840%       01/15/21          467,501
                                                                           --------------

               WATER SYSTEMS -- 0.1%
     190,000   Hyder plc (144A){::}                7.375%       12/15/28          152,926
                                                                           --------------
               Total Corporate Obligations

                  (Cost $8,114,438)                                             8,294,006
                                                                           --------------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2000

 PRINCIPAL                                      INTEREST      MATURITY
   AMOUNT                                         RATE          DATE           VALUE +
               FOREIGN OBLIGATIONS -- 0.4%
    $115,000   Abbey National Capital Trust I
                  (FRN)                            8.963%       12/29/49         $118,648
      50,000   Province of Manitoba                5.500%       10/01/08           47,747
     165,000   Province of Manitoba                7.500%       02/22/10          180,239
     120,000   Province of Ontario                 7.750%       06/04/02          123,023
      40,000   Province of Saskatchewan            7.375%       07/15/13           43,178
     105,000   Quebec Province                     7.500%       09/15/29          113,046
     260,000   Skandinaviska Enskilda Banken       6.500%       12/29/49          253,877
                                                                           --------------
               Total Foreign Obligations
                  (Cost $844,916)                                                 879,758
                                                                           --------------

 NUMBER OF
  SHARES

             COMMINGLED INVESTMENT VEHICLES -- 0.3%
     73,200  Atlantis Japan Growth Fund*                   647,088
        880  Shohkoh Fund                                   90,896
                                                       -----------
             Total Commingled Investment Vehicles
                (Cost $695,216)                            737,984
                                                       -----------
             LIMITED PARTNERSHIPS -- 22.7%
             Daystar Partners, LP(a)(b)*                   451,958
             Farallon Capital Institutional Partners,
                LP(a)(b)*                               13,060,638
             Lone Redwood, LP(a)(b)*                    10,352,299
             The Value Realization Fund, LP(a)(b)*      24,862,714
                                                       -----------
             Total Limited Partnerships
                (Cost $32,357,075)                      48,727,609
                                                       -----------

             PREFERRED STOCKS -- 0.4%

             FINANCIAL SERVICES -- 0.2%
        410  Pinto Totta International Finance
                Series B (144A){::}                        401,928
                                                       -----------


 NUMBER OF
  SHARES                                                 VALUE +


             REAL ESTATE -- 0.1%
      4,895  Duke Realty Investments Series B             $217,981
                                                       -----------

             RETAILERS -- 0.1%
      3,600  SPG Properties, Inc. Series C                 154,013
                                                       -----------
             Total Preferred Stocks
                (Cost $766,761)                            773,922
                                                       -----------




 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE


             SHORT-TERM INVESTMENTS -- 6.2%

             REPURCHASE AGREEMENT -- 5.5%
$11,935,576  Investors Bank & Trust Company -- Repurchase
                Agreement issued 12/29/00 (proceeds at maturity
                $11,942,446) (Collateralized by $12,137,271 FNMA
                ARM, with interest rates ranging from
                7.556%-8.251%, with maturity dates ranging from
                01/01/23-12/25/23, with an aggregate market
                value of $12,532,396)
                (Cost $11,935,576)            5.180%   01/02/01     11,935,576
                                                                  ------------

             US TREASURY SECURITY -- 0.7%#
  1,500,000  US Treasury Bill+
                (Cost $1,479,688)             5.698%   03/22/01      1,481,271
                                                                  ------------
             Total Short-Term Investments

                (Cost $13,415,264)                                  13,416,847
                                                                  ------------
             Total Investments -- 105.0%
                (Cost $198,706,658)                                225,888,313
             Liabilities in Excess of Other
                Assets -- (5.0%)                                   (10,853,142)
                                                                  ------------
             NET ASSETS -- 100.0%                                 $215,035,171
                                                                  ============

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS            DECEMBER 31, 2000



SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL MARKET VALUE):


Basic Industries                                              1.1%
Consumer Cyclical                                            10.4
Consumer Non-Cyclical                                         5.4
Diversified Investment Vehicles                               0.3
Energy                                                        7.0
Financial Services                                           13.6
Industrial                                                    6.3
Limited Partnerships                                         21.6
Metals and Mining                                             3.0
Miscellaneous                                                 0.1
Repurchase Agreements                                         5.3
Technology                                                    5.1
Transportation                                                0.6
US Government Obligations                                    16.2
Utilities                                                     4.0
                                                           ------
Total                                                       100.0%
                                                           ======


ADR   American Depositary Receipt
ARM   Adjustable Rate Mortgage
CVA   Certificaaten van aandelen (share certificates)
FHLMC Federal Home Loan Mortgage Corporation
FNMA  Federal National Mortgage Association
FRN   Floating Rate Note
GDR   Global Depositary Receipt
GNMA  Government National Mortgage Association
TBA   To be announced
  *   Non-income producing security
  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2000, the aggregate market value of these securities was $2,748,727 or 1.28% of net assets.
  +   See Note 2 to the Financial Statements.
  #   Interest rate represents the yield to maturity at the time of purchase.
(a) Security is valued in good faith under procedures established by the board of directors.
(b)   Restricted security

         See accompanying Notes to Financial Statements.

  TIFF INTERNATIONAL EQUITY FUND                             DECEMBER 31, 2000

POLICY CONSIDERATIONS: The Fund is designed as a diversified vehicle for that portion of a member's assets committed to non-US stocks. Its benchmark comprises virtually all non-US markets, permitting members to delegate responsibility for determining how monies earmarked for foreign bourses should be divided between developed and emerging markets. The Fund's emerging markets exposure normally approximates its benchmark weight (9.7% at year-end 2000), but the Fund's exposure to such markets can be modestly different from the benchmark's at any point in time. The Fund does not hedge routinely the currency risk inherent in non-dollar denominated securities for two reasons: the costs of hedging short-term currency fluctuations can be shockingly high, and currency markets tend to be self-correcting over time horizons appropriate to global equity investing.

PERFORMANCE EVALUATION: For the full year, currency losses added materially to the pain suffered by US-based holders on foreign stocks: the ACWFxUS (MSCI All Country World Free ex US Index) Index fell just 8.6% in local currency terms but 15.1% in dollar terms. Fortunately, shrewd stock-picking by its managers enabled the Fund to outperform the Index for the year (Fund down 11.7% vs. the Index's decline of 15.1%). The Fund seeks to remain fully invested at all times: managers' cash reserves plus capital not allocated to managers are equitized using stock index futures. The Fund attempts to avoid extreme country and regional tilts that could cause its returns to differ too materially from the returns of its performance benchmark over short-term periods. TIFF can and does intervene to avoid extreme tilts, as it did last spring when the Fund's overweighting in emerging markets reached undue proportions. TIFF reduced this tilt (which had proven very profitable due to emerging markets' surge in 1999) in late March. Thank goodness: such markets nose-dived (more than developed bourses) during the last nine months of the year. In practice, the Fund's managers tend to hedge currencies on a highly selective basis, causing the Fund to display currency weights that differ only slightly from its underlying country weights. The Fund attempts to avoid extreme industry biases that could affect too materially its performance relative to its benchmark. As of year-end, less than a tenth of the Fund's estimated active risk (i.e., its potential to deviate from the Index) was attributable to industry tilts. The Fund's biggest industry tilts at year-end (none truly material) were overweights in the broadcasting, publishing, and non-consumer (i.e., business and government) service industries, and underweights in electronics, banking, and telecom shares. Since inception, the Fund has employed managers that, as a group, tend to overweight modestly small cap and value-oriented stocks relative to their weights in the Fund's primary benchmark.

                                                TOTAL RETURN*
                                          -------------------------
                                              TIFF          MSCI
                                          International   ACW Free
                                          Equity Fund**   ex US***

                                          -------------------------
Calendar Year 2000                             (11.66%)    (15.08%)
3-Year Annualized                                7.73%       8.36%
5-Year Annualized                                7.90%       6.65%
Annualized since Inception**                     7.64%       6.50%
Cumulative since Inception**                    62.42%      51.46%


------------

     Past performance is not predictive of future performance.
  * Total return includes the effects of entry and exit fees received by the Fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.

 ** Commencement of operations was May 31, 1994. *** MSCI All Country World Free ex US Index.

                                                          GROWTH OF A $100,000
                                   INVESTMENT
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



                                          MSCI ALL COUNTRY WORLD

          TIFF International Equity Fund        ex US Free Index
5/31/94                         $100,000                $100,000
6/30/94                         $100,600                $100,688
7/31/94                         $102,600                $102,545
8/31/94                         $106,600                $106,056
9/30/94                         $104,700                $103,833
10/31/94                        $107,500                $106,292
11/30/94                        $100,800                $101,232
12/31/94                        $101,082                $101,111
1/31/95                          $95,714                 $96,227
2/28/95                          $95,512                 $95,698
3/31/95                          $98,651                $101,028
4/30/95                         $102,703                $104,625
5/31/95                         $104,830                $104,060
6/30/95                         $103,817                $102,613
7/31/95                         $108,889                $108,206
8/31/95                         $107,255                $104,354
9/30/95                         $108,174                $106,284
10/31/95                        $105,824                $103,457
11/30/95                        $107,050                $105,619
12/31/95                        $111,033                $109,728
1/31/96                         $114,214                $110,957
2/29/96                         $115,548                $110,979
3/31/96                         $117,498                $113,132
4/30/96                         $121,706                $117,160
5/31/96                         $122,321                $115,203
6/30/96                         $123,245                $115,883
7/31/96                         $119,551                $111,908
8/31/96                         $121,203                $112,546
9/30/96                         $122,855                $115,314
10/31/96                        $122,648                $114,127
11/30/96                        $127,936                $118,452
12/31/96                        $128,731                $117,031
1/31/97                         $129,048                $114,971
2/28/97                         $131,160                $117,132
3/31/97                         $130,738                $116,933
4/30/97                         $130,104                $117,997
5/31/97                         $136,968                $125,124
6/30/97                         $142,354                $132,106
7/31/97                         $145,205                $134,814
8/31/97                         $138,942                $124,501
9/30/97                         $144,993                $130,788
10/31/97                        $133,741                $119,292
11/30/97                        $130,591                $117,765
12/31/97                        $129,874                $119,025
1/31/98                         $130,978                $122,584
2/28/98                         $138,481                $130,761
3/31/98                         $144,881                $135,285
4/30/98                         $147,640                $136,259
5/31/98                         $147,419                $133,793
6/30/98                         $142,233                $133,290
7/31/98                         $140,660                $134,557
8/31/98                         $119,929                $115,584
9/30/98                         $115,471                $113,145
10/31/98                        $123,607                $125,003
11/30/98                        $130,778                $131,716
12/31/98                        $133,804                $136,253
1/31/99                         $132,966                $136,107
2/28/99                         $132,846                $133,060
3/31/99                         $137,997                $139,484
4/30/99                         $148,778                $146,461
5/31/99                         $144,465                $139,582
6/30/99                         $152,731                $145,996
7/31/99                         $157,116                $149,419
8/31/99                         $158,085                $149,938
9/30/99                         $156,477                $150,951
10/31/99                        $160,361                $156,573
11/30/99                        $167,523                $162,834
12/31/99                        $183,856                $178,363
1/31/00                         $174,379                $168,685
2/29/00                         $176,004                $173,242
3/31/00                         $179,253                $179,761
4/30/00                         $170,182                $169,728
5/31/00                         $165,714                $165,387
6/30/00                         $176,545                $172,429
7/31/00                         $170,622                $165,621
8/31/00                         $172,802                $167,670
9/30/00                         $164,489                $158,369
10/31/00                        $160,810                $153,336
11/30/00                        $157,539                $146,458
12/31/00                        $162,423                $151,459

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2000



 NUMBER
OF SHARES                                              VALUE +


           COMMON STOCKS -- 90.6%
           AUSTRALIA -- 3.2%
 180,900   Amcor Ltd.                                    $527,829
  62,109   Australia and New Zealand Banking
              Group Ltd.                                  496,847
  43,000   Caltex Australian Ltd.                          50,234
 355,191   CSR Ltd.                                       924,537
 363,356   Foster's Brewing Group Ltd.                    954,077
  80,895   Iluka Resources Ltd.                           186,218
  71,141   National Australia Bank Ltd.                 1,140,177
 246,572   Normandy Mining Ltd.                           133,053
  85,092   Orica Ltd.                                     272,660
  60,300   Paperlinx Ltd.                                 111,000
 148,000   Santos Ltd.                                    495,641
 112,000   WMC Ltd.                                       477,074
                                                     ------------
                                                        5,769,347
                                                     ------------

           BELGIUM -- 0.5%
   2,000   Dexia                                          361,549
   2,294   Electrabel SA                                  518,478
                                                     ------------
                                                          880,027
                                                     ------------

           BRAZIL -- 0.7%
  25,400   Embraer- Empresa Brasileira de

              Aeronautica SA                            1,009,650
  13,940   Embratel Partipacoes - ADR                     218,684
                                                     ------------
                                                        1,228,334
                                                     ------------
           CANADA -- 2.2%
  24,000   Abitibi-Consolidated, Inc.                     220,874
  22,448   Air Canada*                                    205,093
   8,000   Air Canada - Class A*                           61,087
   5,900   Alcan Aluminium Ltd.                           202,044
  10,234   Canadian Pacific Ltd.                          291,766
  14,108   Hudson's Bay Co.                               138,305
  61,272   Imperial Oil Ltd.                            1,611,558
   7,800   Inco Ltd.*                                     130,564
  10,282   National Bank Of Canada                        182,392
  19,171   Nortel Networks Corp. (foreign shares)         614,670
  14,000   Rogers Communications, Inc., Class B           236,212
  24,500   Stelco, Inc., Class A                           59,637
                                                     ------------
                                                        3,954,202
                                                     ------------
           CHINA -- 0.0%
 300,000   China Southern Airlines Co. Ltd.*               91,353
                                                     ------------

           DENMARK -- 0.8%
   4,300   Bang & Olufsen Holding AS, Ser. B              155,797
   3,600   Coloplast AS, Class B                          165,308
  11,700   ISS AS*                                        796,309
   6,500   Tele Danmark                                   264,946
                                                     ------------
                                                        1,382,360
                                                     ------------
           FINLAND -- 2.1%
   5,100   Konecranes International                       129,245
  28,000   Metsa-Serla OY, Class B                        223,387
  20,200   Nokia Corp. - ADR                              878,700
  12,041   Nokia Oyj                                      536,830
  27,800   Outokumpo OY                                   210,049
   8,800   Sampo Insurance Co. Ltd., Class A              474,932
  55,294   Stora Enso OY                                  654,072

 NUMBER
OF SHARES                                              VALUE +

   9,084   UPM-Kymmeme OY                                $311,634
  32,000   Valmet Corp. OY, Class A                       357,419
                                                     ------------
                                                        3,776,268
                                                     ------------

           FRANCE -- 10.6%
   8,850   Air Liquide                                  1,319,920
  11,575   Alcatel SA                                     657,290
  10,985   Aventis SA                                     964,034
   6,699   AXA                                            968,303
   3,654   Banque Nationale de Paris                      320,672
  19,596   Carrefour Supermarche                        1,230,479
   2,016   Clarins SA*                                    164,623
   7,811   Compagnie de Saint-Gobain                    1,226,544
  34,070   Compagnie Generale d'Industrie et de
              Participations                            1,614,894
   6,900   Dassault Systemes SA                           472,773
  14,573   Pechiney SA, A Shares                          665,992
   6,318   Renault SA                                     329,119
  19,465   Sanofi - Synthelabo SA                       1,297,159
   7,000   Scor SA                                        363,332
  12,760   Societe Generale, Class A                      792,847
  14,994   Suez Lyonnaise Des Eaux-Dumex                2,737,270
   8,400   Thomson CSF                                    402,490
  11,830   Total Fina SA                                1,758,816
  52,900   Usinor SA                                      698,106
  19,557   Valeo                                          873,021
   4,345   Vivendi Universal SA                           285,883
                                                     ------------
                                                       19,143,567
                                                     ------------

           GERMANY -- 6.1%
   9,900   Adidas-Salomon AG                              613,281
   6,513   Allianz AG                                   2,449,520
  21,900   Bayer AG                                     1,153,155
   7,000   Bayerische Motoren Werke AG                    229,300
  15,600   Buderus AG                                     326,520
  16,400   Deutsche Bank AG                             1,369,981
  21,167   Deutsche Post AG*                              455,161
   9,062   Deutsche Telekom AG                            273,030
   6,300   E. ON AG                                       383,174
  15,780   Fresenius Medical Care - ADR                   429,019
  20,500   HypoVereinsbank                              1,150,630
   1,919   Muenchener Rueckversicherungs                  686,355
  23,660   RWE AG                                       1,049,294
   4,430   Siemens AG                                     578,793
                                                     ------------
                                                       11,147,213
                                                     ------------

           GHANA -- 0.1%
  82,000   Ashanti Goldfields Co. Ltd. GDR                153,750
                                                     ------------

           HOLLAND -- 0.5%
  18,182   Koninklijke (Royal) Philips Electronics
              NV                                          665,901
   7,990   Koninklijke Nedlloyd NV                        174,736
                                                     ------------
                                                          840,637
                                                     ------------

           HONG KONG -- 5.9%
 228,000   Cafe de Coral Holdings                          97,200
 113,000   Cathay Pacific Airways Ltd.                    208,631
  47,000   Cheung Kong (Holdings) Ltd.                    601,104
  29,900   China Mobile (Hong Kong) Ltd.*                 811,038
  88,000   China Mobile (Hong Kong) Ltd. - ADR*           480,652
 906,000   Guangshen Railway Co. Ltd.                     112,678
  28,000   Hang Seng Bank Ltd.                            376,952
 180,922   Hong Kong & China Gas Co. Ltd.                 265,605
  68,000   Hong Kong Aircraft Engineering Co. Ltd.        120,317

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2000


 NUMBER
OF SHARES                                              VALUE +

 216,000   Hong Kong Electric Holdings Ltd.              $797,600
 153,000   Hong Kong Shanghai Hotel                        84,353
 133,700   Hutchison Whampoa Ltd.                       1,667,093
 204,067   Hysan Development Co. Ltd.                     287,809
 166,000   i-Cable Communications Ltd.*                    70,236
 160,424   Jardine Matheson Holdings Ltd.                 978,586
 602,000   Li & Fung Ltd.                               1,096,033
 118,881   Mandarin Oriental International Ltd.            77,273
 408,500   MTR Corp.*                                     714,930
  85,000   Sumitomo Warehouse                             847,341
  83,000   Television Broadcasts Ltd.                     436,316
 264,571   Wharf Holdings Ltd.                            642,821
                                                     ------------
                                                       10,774,568
                                                     ------------

           INDIA -- 0.0%
   7,200   Shiriram Industries - GDR                        2,376
                                                     ------------

           INDONESIA -- 0.2%
 190,000   PT Astra International Inc.*                    39,481
1,278,000  PT Bank Pan Indonesia TBK                       22,572
 343,000   PT Citra Marga Nusaphala Persada*               16,927
  77,000   PT Gudang Garam                                104,000
1,508,800  PT Lippo Bank*                                   8,622
 937,000   PT Matahari Putra Prima TBK                     48,675
 415,000   PT Mulia Industrindo*                           15,307
 121,000   PT Semen Gresik                                 72,914
                                                     ------------
                                                          328,498
                                                     ------------

           IRELAND -- 1.6%
  28,500   Elan Corp. plc - ADR*                        1,334,156
  81,000   Fyffes plc                                      76,027
 104,000   Independent Newspapers plc                     283,082
  28,500   Smartforce plc - ADR*                        1,070,531
 158,000   Waterford Wedgewood Units                      185,374
                                                     ------------
                                                        2,949,170
                                                     ------------

           ITALY -- 1.7%
  21,110   Assicurazione Generali                         838,324
  29,000   Banco Popolare di Milano                       146,032
   9,600   Industrie Natuzzi SpA - ADR                    117,600
  63,900   Luxottica Group SpA - ADR                      878,625
  55,000   Saipem SpA                                     298,897
  38,068   Telecom Italia Mobile SpA                      304,925
  26,920   Telecom Italia SpA                             299,542
  28,000   Unicredito Italiano SpA                        145,727
                                                     ------------
                                                        3,029,672
                                                     ------------

           JAPAN -- 14.8%
  15,000   Aisin Seiki Co. Ltd.                           201,812
  12,000   Alpine Electronics                             123,950
   6,000   Alps Electronics Co. Ltd.                       91,492
  33,500   Asatsu-DK, Inc.                                806,416
  55,000   Calsonic Kansei Corp.                          135,285
  61,700   Canon, Inc.                                  2,160,364
 114,000   Chiyoda Fire & Marine Insurance Co.            315,336
  41,000   Citizen Watch Co.                              298,958
  25,000   Dai Nippon Printing Co. Ltd.                   372,243
  27,000   Dai-Dan Co. Ltd.                               105,173
  66,000   Daiichi Pharmaceutical Co. Ltd.              1,964,286
  24,000   Ebara Corp.                                    260,714
  28,000   Eisai Co. Ltd.                                 980,392
 136,000   Fuji Electric Co. Ltd.*                        396,429
  12,000   Fuji Oil                                       105,042
  37,000   Fujitsu Ltd.                                   545,413

 NUMBER
OF SHARES                                              VALUE +

  18,000   Furukawa Electric Co. Ltd.                    $314,338
   7,300   Hirose Electronics Co. Ltd.                    702,906
   2,000   Hitachi Electronics Engineering                  9,891
 122,000   Hitachi Ltd.                                 1,087,150
  16,000   Hitachi Medical Corp.                          163,866
  10,000   Inabata & Co. Ltd.                              50,158
  12,000   Intec, Inc.                                    103,256
   4,000   ISB Corp.                                       29,762
 182,000   Ishikawajima-Harima Heavy Industries*          388,725
 164,000   Itochu Corp.*                                  763,725
     300   Ito-Yokado Co. Ltd.                             14,968
  17,000   Japan Radio Co. Ltd.                           107,887
  10,000   Jeol Ltd.                                       62,062
  31,000   Kansai Paint Co. Ltd.                           94,704
  14,000   Kinden Corp.                                    80,270
  28,000   Kirin Brewery Co, Ltd.                         250,735
  16,000   Lintec                                         143,277
  42,000   Lion Corp.                                     147,426
  35,000   Matsushita Electric Industries Co.             836,397
  36,000   Matsushita Electric Works Ltd.                 408,718
     134   Mizuho Holding Inc.                            830,462
   2,000   New Japan Radio Co. Ltd.                        12,255
  10,000   NIFCO Inc.                                      93,662
   4,000   Nippon Broadcasting System, Inc.               151,261
  96,000   Nippon Mitsubishi Oil Corp.                    462,185
     140   Nippon Telegraph and Telephone Corp.         1,008,578
  96,000   Nissan Motor Co. Ltd.*                         552,941
  38,000   Nisshinbo Industries Inc.                      172,969
  28,000   Nomura Securities Co. Ltd.                     503,676
  36,000   Noritake Co. Ltd.                              193,172
      70   NTT Mobile Communications Network, Inc.      1,207,108
  12,000   Ono Pharmaceutical Co. Ltd.                    469,538
   8,000   Ryosan Co.                                     136,555
  99,000   Sakura Bank Ltd.                               597,952
  30,000   Sankyo Seiko                                    64,076
  30,000   Sanwa Bank Ltd.                                210,347
  80,000   Sekisui Chemical                               227,591
  32,000   Shiseido Co. Ltd.                              357,143
  14,500   Sony Corp. - ADR                             1,011,375
  30,000   Sumitomo Corp.                                 215,861
  34,000   Sumitomo Forestry Co. Ltd.                     237,500
  38,000   Sumitomo Trust & Banking Co. Ltd.              258,456
  14,000   Sumitomo Wiring Systems Ltd.                   104,167
  24,000   Teikoku Oil Co. Ltd.                           100,000
   9,000   Tokyo Broadcasting System                      266,282
 266,000   Tokyo Gas Co.                                  787,010
  52,000   Toppan Printing Co.                            452,906
  14,000   Toyo Seikan                                    227,941
     153   West Japan Railway Co.                         676,339
  25,000   Yamaha Motor Co. Ltd.                          174,851
  12,000   Yamatake Corp.                                 115,861
  78,000   Yokohama Bank Ltd.                             354,359
                                                     ------------
                                                       26,857,905
                                                     ------------

           MALAYSIA -- 0.8%
  45,000   Carlsberg Brewery Malaysia Berhad              130,280
  24,000   Genting Berhad                                  59,376
 197,000   Kumpulan Guthrie Berhad                         93,328
  27,000   Malayan Banking Berhad                          95,934
 108,000   Malaysian Airlines System Berhad               109,151
  97,000   Perlis Plantations Berhad                       89,864
 132,000   Resorts World Berhad                           210,186
  35,000   Rothmans of Pall Mall Berhad                   322,411

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2000


 NUMBER
OF SHARES                                              VALUE +

 264,800   Sime Darby Berhad                             $331,740
 180,000   Technology Resources Industries Berhad*        109,435
                                                     ------------
                                                        1,551,705
                                                     ------------

           MEXICO -- 1.0%
 150,000   Grupo Financiero Banamex Accival SA de
              CV, Class O*                                246,849
  21,161   Grupo Televisa SA - GDR*                       950,922
     800   Telefonos de Mexico, Class L - ADR              36,100
  10,000   Vitro Sociedad Aninima - ADR                    24,375
  24,500   Wal-Mart de Mexico - ADR*                      487,526
                                                     ------------
                                                        1,745,772
                                                     ------------

           NETHERLANDS -- 5.5%
  60,030   Elsevier NV                                    882,350
  27,800   IHC Caland NV                                1,304,654
  43,579   ING Groep NV                                 3,480,049
   9,370   Koninklijke Boskalis Westminster NV            231,300
  15,738   KPNQwest NV*                                   301,342
  13,800   Royal Dutch Petroleum Co.                      845,292
  29,700   Royal Dutch Petroleum Co., NY Shares         1,798,706
  13,266   United Pan-Europe Communications NV*           135,472
  35,200   Wolters Kluwer CVA                             959,444
                                                     ------------
                                                        9,938,609
                                                     ------------

           NEW ZEALAND -- 0.5%
 451,700   Carter Holt Harvey Ltd.                        328,169
 239,174   Telecom Corporation of New Zealand Ltd.        509,639
  22,586   Tranz Rail Holdings Ltd.                        35,520
 382,400   Wrightson Ltd.                                 106,724
                                                     ------------
                                                          980,052
                                                     ------------
           NORWAY -- 0.3%
  34,000   Den Norske Bank ASA                            183,483
  18,000   Rieber & Son ASA, Class B                       98,161
  18,900   Schibsted Gruppen ASA                          232,978
                                                     ------------
                                                          514,622
                                                     ------------

           SINGAPORE -- 2.6%
 450,000   Brierley Investments Ltd.*                      58,492
  50,000   DBS Group Holdings Ltd.                        566,147
  76,000   DelGro Corp Ltd.                               199,330
 124,000   Development Bank of Singapore Ltd.           1,404,044
  30,000   Fraser & Neave Ltd.                            116,118
  28,000   Great Eastern Holdings Ltd.                     89,775
 123,812   Jardine Strategic Holdings*                    355,960
  66,000   Overseas Union Enterprise Ltd.                 259,272
  91,300   Overseas-Chinese Banking Corp. Ltd.            680,399
 330,000   Sembcorp Marine                                133,449
  49,500   Singapore Press Holdings                       732,062
  90,000   TIBS Holdings Ltd.                              52,513
 240,000   United Industrial Corp.                        117,851
                                                     ------------
                                                        4,765,412
                                                     ------------

           SOUTH AFRICA -- 1.6%
   3,000   AngloGold Ltd.                                  87,873
   4,209   AngloGold Ltd. - ADR                            61,439
  16,600   Barloworld Ltd.*                               104,726
   6,800   De Beers Consolidated Mines Ltd. - ADR         181,900
     209   Edgars Stores Ltd.                                 693
 229,000   Firstrand Ltd.                                 254,950
  85,000   Gencor Ltd.                                    349,238
  32,886   Gold Fields Ltd.                               111,581
  10,907   Gold Fields of South Africa                      1,156

 NUMBER
OF SHARES                                              VALUE +

 104,356   Iscor Ltd.*                                   $170,123
  31,436   JD Group Ltd.                                  166,450
  29,545   Kersaf Investments Ltd.                        126,090
  14,031   Northam Platinum Ltd.                           29,196
  22,000   Pretoria Portland Cement Co. Ltd.              160,371
 462,100   Sanlam Ltd.                                    585,510
  29,000   Sasol Ltd.                                     188,144
  24,908   South African Breweries Ltd.                   175,627
  10,659   South African Breweries Ltd. - ADR*             74,908
  10,578   Standard Bank Investment Corp.                  42,761
                                                     ------------
                                                        2,872,736
                                                     ------------

           SOUTH KOREA -- 0.9%
  20,819   Korea Telecom Corp.- ADR                       645,389
  22,746   Pohang Iron & Steel Co. Ltd.                   353,985
   4,570   Samsung Electronics Co.                        571,702
                                                     ------------
                                                        1,571,076
                                                     ------------

           SPAIN -- 2.2%
   7,800   Acciona SA                                     285,522
  10,500   Acerinox SA                                    320,297
  49,892   Banco Central Hispanoamer SA                   533,846
   8,600   Banco Popular Espanol                          299,470
  13,900   Centros Comerciales Pryca SA                   152,645
  33,656   Endesa SA                                      573,350
  49,300   Iberdrola SA                                   617,744
  24,543   NH Hoteles SA                                  301,772
   3,000   Prosegur Cia de Seguridad SA                    33,790
  52,877   Telefonica de Espana SA*                       873,494
  11,750   Viscofan Industria Navarra De Envolturas
              Celulosicas SA                               50,180
                                                     ------------
                                                        4,042,110
                                                     ------------

           SWEDEN -- 2.9%
   3,297   ABB Ltd.                                       338,934
  32,500   Electrolux AB, Class B                         422,369
   9,500   Hoganas AB, Class B                            139,587
  92,100   Investor AB, Class B*                        1,377,689
  14,500   OM Gruppen AB                                  358,424
  40,300   Securitas AB, B Shares                         748,196
  25,915   Skandia Forsakrings AB                         422,019
  19,000   Svenska Cellulosa AB (SCA)                     404,148
  25,000   Svenska Handelsbanken, Class A                 428,337
  50,785   Telefonaktiebolaget Ericsson LM, Class B       579,184
                                                     ------------
                                                        5,218,887
                                                     ------------

           SWITZERLAND -- 3.3%
   5,954   ABB Namen AG                                   634,831
   1,180   Charles Voegele Holding AG                     174,793
   9,800   Nestle SA - ADR                              1,142,981
   1,002   Novartis AG                                  1,771,837
     100   Phoenix Mecano AG                               66,350
     610   Publigroupe SA                                 293,667
     100   Sarna Kunststoff Holding AG                    122,207
     150   Societe Generale de Surveillance SA,
              Class B                                     217,566
     247   Syngenta AG*                                    13,263
   1,050   Synthes-Stratec, Inc.                          775,738
   4,660   Union Bank of Switzerland AG                   760,752
                                                     ------------
                                                        5,973,985
                                                     ------------

           TAIWAN -- 0.3%
 257,128   Taiwan Semiconductor*                          618,134
                                                     ------------

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2000


 NUMBER
OF SHARES                                              VALUE +

           THAILAND -- 0.3%
  15,000   Advanced Information Services plc*            $145,329
  70,000   Golden Land Property Development plc*            7,266
  33,000   Matichon Public Co. Ltd.                        30,260
  89,000   MBK Properties and Development Public
              Co. Ltd.                                     36,442
 250,000   National Finance & Securities Co. Ltd.*         31,719
 120,000   Post Publishing Co. Ltd.                        94,118
  51,000   Telecomasia Corp.*                              20,882
   7,700   The Siam Cement Public Co. Ltd.*                72,826
  96,000   The Thai Farmers Bank Ltd.*                     47,612
   7,000   Total Access Communication plc*                 18,830
                                                     ------------
                                                          505,284
                                                     ------------

           UNITED KINGDOM -- 17.4%
  43,000   Airtours plc                                   129,170
  56,882   Arriva plc                                     234,628
  65,188   Associated British Foods plc                   490,527
  52,400   Associated British Ports Holdings plc          288,187
  63,500   BAA plc                                        586,487
  61,500   BAE Systems plc                                351,103
  14,600   Barclays plc                                   452,104
  95,213   Bass plc                                     1,045,163
  81,000   Berisford plc                                  257,543
 155,841   BG Group plc                                   635,829
 138,046   Blue Circle Industries plc                     909,823
 172,700   Boots Co. plc                                1,571,830
  42,000   BP Amoco plc                                   338,325
 161,189   British Airways plc                            940,703
  40,000   British Telecommunications plc                 335,869
  32,700   Close Brothers Group plc                       551,255
   9,066   COLT Telecom Group plc*                        195,108
  64,000   Devro International plc                         44,985
  60,804   Diageo plc                                     681,537
   8,333   Dolphin Interconn(a)(c)                              0
  22,600   EMI Group plc                                  185,766
  46,700   Esporta plc                                     67,874
  77,300   GKN plc                                        816,761
  55,776   GlaxoSmithkline plc*                         1,575,452
  33,490   Granada Compass plc                            354,066
 175,100   Great Universal Stores plc                   1,399,316
  68,000   Halifax plc                                    674,289
  92,450   Hanson plc                                     634,184
  76,025   Hilton Group plc                               237,464
  51,000   Imperial Chemical Industries plc               420,732
 283,200   Invensys plc                                   662,374
  32,812   Mackie International Group plc*(a)(c)                0
  14,000   Man ED&F Group plc                             129,095
  85,000   New Unigate plc                                315,041
  33,500   P & O Princess Cruises plc*                    141,686
  58,954   Pearson plc                                  1,404,666
  33,500   Peninsular & Orient Steam                      158,708
  93,000   PIC International Group plc*                    47,256
 186,000   Pilkington plc                                 308,554
 112,400   PowerGen plc                                 1,061,645
  22,702   Provident Financial plc                        335,549
  98,595   Railtrack Group plc                          1,362,990
  40,260   Reckitt & Colman plc                           554,754
  49,000   Reed International plc                         508,824
 542,000   Rentokil Initial plc                         1,871,144

 NUMBER
OF SHARES                                              VALUE +

 102,200   Rio Tinto plc                               $1,799,252
  89,000   Shell Transport & Trading Co.                  731,225
  17,250   Smiths Group Plc                               208,303
 278,640   Stagecoach Holdings plc                        274,842
 209,700   Taylor Woodrow plc                             557,846
 216,160   Telewest Communications plc*                   335,107
 166,572   Vodafone AirTouch plc                          584,605
  13,300   Vodafone Group plc sponsored - ADR             476,306
  96,700   WPP Group plc                                1,226,241
                                                     ------------
                                                       31,462,093
                                                     ------------
           Total Common Stocks
              (Cost $150,605,953)                     164,069,724
                                                     ------------
           PREFERRED STOCK -- 0.0%

           THAILAND -- 0.0%
  39,000   Siam Commercial Bank*
              (Cost $27,450)                               19,343
                                                     ------------

           LIMITED PARTNERSHIP -- 3.9%
           Everest Capital Frontier Ltd.*(a)(b)
              (Cost $11,059,623)                        7,091,018
                                                     ------------

           COMMINGLED INVESTMENT VEHICLES -- 0.5%

           JAPAN -- 0.4%
  68,300   Atlantis Japan Growth Fund*                    603,772
                                                     ------------

           SOUTH KOREA -- 0.1%
  29,000   The First Korea Smaller Companies Fund*        189,370
                                                     ------------
           Total Commingled Investment Vehicles
              (Cost $1,010,627)                           793,142
                                                     ------------




                                                EXPIRATION
                                                   DATE

           RIGHTS -- 0.0%

           FRANCE -- 0.0%
    2,016  Clarins*                              01/10/01        24,031
                                                            -----------

           INDONESIA -- 0.0%
1,800,000  PT Bank Universal Certificate of
              Entitlement*(a)                    04/15/02             0
1,180,800  PT Lippo Bank Certificate of
              Entitlement*(a)                    04/08/02             0
                                                            -----------
                                                                      0
                                                            -----------
           Total Rights
              (Cost $0)                                          24,031
                                                            -----------

           WARRANTS -- 0.0%
   15,000  Atlantis Japan Growth Fund (Japan)*   04/30/01           750
  115,500  PT Bank Pan (Indonesia)*              07/08/02           324
1,800,000  PT Bank Universal (Indonesia)*(a)     04/15/02             0
1,180,800  PT Lippo Bank (Indonesia)*(a)         04/15/02             0
   39,000  Siam Commercial Bank (Thailand)*      04/28/02         2,429
                                                            -----------
           Total Warrants
              (Cost $275)                                         3,503
                                                            -----------

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS   DECEMBER 31, 2000



PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                      RATE      DATE       VALUE +


            SHORT-TERM INVESTMENTS -- 4.6%

            REPURCHASE AGREEMENT -- 3.6%
$6,594,735  Investors Bank & Trust Co. --
               Repurchase Agreement issued 12/29/00 (proceeds
               at maturity $6,598,531) (Collateralized by
               $6,798,096 FNMA, 7.428%, due 07/01/30, with a
               market value $6,924,472)
               (Cost $6,594,735)             5.180%   01/02/01     $6,594,735
                                                                 ------------
            US TREASURY SECURITIES -- 1.0%#
 1,000,000  US Treasury Bill+                5.684%   05/24/01        978,069
   800,000  US Treasury Bill+                5.783%   04/05/01        788,138
                                                                 ------------
            Total US Treasury Securities
               (Cost $1,762,806)                                    1,766,207
                                                                 ------------
            Total Short-Term Investments
               (Cost $8,357,541)                                    8,360,942
                                                                 ------------
            Total Investments -- 99.6%
               (Cost $171,061,469)                                180,361,703
            Other Assets in Excess of
               Liabilities -- 0.4%                                    748,453
                                                                 ------------
            NET ASSETS -- 100.0%                                 $181,110,156
                                                                 ============




SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL MARKET VALUE):

Basic Industries                                             3.3%
Consumer Cyclical                                           20.4
Consumer Non-Cyclical                                        6.8
Diversified Investment Vehicles                              1.2
Energy                                                       4.8
Financial Services                                          15.7
Industrial                                                  15.3
Limited Partnerships                                         3.9
Metals and Mining                                            4.6
Repurchase Agreement                                         3.7
Technology                                                   7.9
Transportation                                               3.5
US Government Obligations                                    1.0
Utilities                                                    7.9
                                                           -----
                                                           100.0%
                                                           =====


ADR  American Depositary Receipt
CVA  Certificaaten van aandelen (share certificates)
FNMA Federal National Mortgage Association
GDR  Global Depositary Receipt
  *  Non-income producing security
  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a) Security is valued in good faith under procedures established by the board of directors.
(b)  Restricted security
(c)  Security in liquidation.

        See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF EMERGING MARKETS FUND                                 DECEMBER 31, 2000

POLICY CONSIDERATIONS: The Fund provides access to active managers experienced in navigating the turbulent waters of emerging markets. Such markets have been remarkably volatile since the Fund commenced operations in 1994, although investors lucky (or disciplined) enough to adjust their emerging markets exposure at opportune times have profited handsomely from such markets' volatility. At present, the larger emerging markets are suffering from the worldwide dumping of technology issues and market sentiment is hovering near lows last seen toward the tail end of the Asian crisis in late 1998. As was true then, this could spell opportunity for long-term investors: as we emphasize at every opportunity, comfort and expected returns tend to be inversely related. The Fund remains the emerging markets vehicle of choice for members with the patience to withstand its unavoidable volatility, but organizations with less staying power should favor more diversified funds that invest routinely but not exclusively in emerging markets (e.g., the TIFF International Equity and Multi-Asset Funds).

PERFORMANCE EVALUATION: Providing grim but unmistakable proof that emerging markets had become increasingly dominated by technology shares, the EMF (MSCI Emerging Markets Free Index) Index again followed the tech-heavy Nasdaq's uninspiring lead this year, producing a loss of 31.8%. The Fund's managers once again held their own in a difficult environment, outperforming the Index by 6.8% for the year.

                                            TOTAL RETURN*
                                          ------------------
                                            TIFF      MSCI
                                          Emg Mkts  Emg Mkts
                                           Fund**   Free***

                                          ------------------
Calendar Year 2000                        (25.04%)   (31.80%)
3-Year Annualized                          (4.30%)    (6.81%)
5-Year Annualized                          (2.17%)    (6.14%)
Annualized since Inception**               (4.03%)    (5.77%)
Cumulative since Inception**              (23.74%)   (32.39%)


------------

     Past performance is not predictive of future performance.
  * Total return includes the effects of entry and exit fees received by the Fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
 **  Commencement of operations was May 31, 1994.
***  MSCI Emerging Markets Free Index.

                                                          GROWTH OF A $100,000
                                   INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



          TIFF EMERGING         MSCI
                              EMERGING

           Markets Fund  Markets Free Index
5/31/94        $100,000            $100,000
6/30/94         $97,100             $97,067
7/31/94        $101,000            $103,053
8/31/94        $107,900            $115,729
9/30/94        $109,000            $116,941
10/31/94       $106,500            $114,673
11/30/94       $102,100            $108,572
12/31/94        $93,032             $99,778
1/31/95         $82,359             $89,092
2/28/95         $79,540             $86,713
3/31/95         $79,439             $87,057
4/30/95         $82,762             $90,801
5/31/95         $86,286             $95,392
6/30/95         $87,897             $95,477
7/31/95         $90,313             $97,482
8/31/95         $89,004             $95,055
9/30/95         $88,954             $94,472
10/31/95        $85,227             $90,764
11/30/95        $82,909             $89,058
12/31/95        $85,126             $92,841
1/31/96         $91,069             $99,353
2/29/96         $90,566             $97,614
3/31/96         $90,566             $98,196
4/30/96         $92,480            $101,774
5/31/96         $92,077            $101,071
6/30/96         $91,674            $101,487
7/31/96         $87,241             $94,362
8/31/96         $87,846             $96,646
9/30/96         $87,846             $97,351
10/31/96        $85,630             $94,684
11/30/96        $86,335             $96,161
12/31/96        $87,369             $96,488
1/31/97         $93,039            $102,991
2/28/97         $97,088            $107,337
3/31/97         $95,975            $104,246
4/30/97         $96,481            $104,058
5/31/97        $100,328            $106,754
6/30/97        $107,820            $112,241
7/31/97        $112,477            $113,700
8/31/97        $106,200             $99,101
9/30/97        $108,231            $101,697
10/31/97        $89,564             $84,927
11/30/97        $85,993             $81,768
12/31/97        $87,024             $83,551
1/31/98         $81,216             $76,933
2/28/98         $87,885             $84,919
3/31/98         $90,144             $88,316
4/30/98         $89,929             $87,177
5/31/98         $78,311             $74,963
6/30/98         $68,845             $66,950
7/31/98         $70,996             $68,836
8/31/98         $51,526             $48,674
9/30/98         $48,926             $51,623
10/31/98        $53,729             $56,997
11/30/98        $58,868             $61,682
12/31/98        $57,974             $60,557
1/31/99         $56,745             $59,533
2/28/99         $57,192             $60,070
3/31/99         $64,118             $67,803
4/30/99         $71,825             $76,091
5/31/99         $72,942             $75,416
6/30/99         $81,432             $83,817
7/31/99         $80,426             $81,413
8/31/99         $80,538             $82,093
9/30/99         $77,745             $79,211
10/31/99        $79,756             $80,829
11/30/99        $87,799             $88,047
12/31/99       $101,737             $99,131
1/31/00        $102,994             $99,531
2/29/00        $105,852            $100,816
3/31/00        $106,881            $101,153
4/30/00         $94,307             $91,422
5/31/00         $89,620             $87,441
6/30/00         $95,564             $90,239
7/31/00         $92,363             $85,492
8/31/00         $94,078             $85,792
9/30/00         $86,534             $78,190
10/31/00        $80,018             $72,482
11/30/00        $76,386             $66,103
12/31/00        $76,386             $67,610

--------------------------------------------------------------------------------
  TIFF EMERGING MARKETS FUND / SCHEDULE OF INVESTMENTS       DECEMBER 31, 2000



  NUMBER
 OF SHARES                                                  VALUE +

             COMMON STOCKS -- 47.3%

             ARGENTINA -- 0.7%
     23,112  Dragados y Construcciones Argentina,
                Ser. B                                 $     32,410
     45,679  Inversiones y Representaciones SA*              76,408
      8,300  Nortel Inversora SA - ADR                       66,400
      6,632  Perez Companc SA - ADR                         103,625
                                                       ------------
                                                            278,843
                                                       ------------

             AUSTRALIA -- 0.3%
     12,490  Julius Meinl International                     119,576
                                                       ------------
             BOTSWANA -- 0.3%
    117,800  Sechaba Investment Trust                       103,091
                                                       ------------

             BRAZIL -- 1.9%
     12,600  Companhia Paranaense de Energia-Copel -
                ADR                                         106,312
    208,478  Metalurgica Gerdau SA                            2,781
      5,700  Petroleo Brasileiro SA                         141,842
      2,400  Petroleo Brasileiro SA - ADR*                   60,600
 23,404,000  Tele Centro Sul                                208,943
 11,815,166  Tele Norte Leste Participacoes SA*             193,989
      1,100  Tele Norte Leste Participacoes SA - ADR         25,094
      1,200  Unibanco - GDR                                  35,325
                                                       ------------
                                                            774,886
                                                       ------------

             CHILE -- 3.2%
      3,500  AFP Provida SA - ADR                            70,875
     53,973  Antofagasta Holdings plc                       358,949
      9,800  Banco de A. Edwards*                           132,300
      6,300  Cristalerias de Chile - ADR                    105,919
     13,200  Embotelladora Andina, Ser. A                   158,400
      8,200  Empresa Nacional de Electricidad SA -
                ADR*                                         89,175
      8,320  Enersis SA - ADR*                              146,640
      4,100  Laboratorio Chile SA - ADR                      73,287
     12,600  Maderas y Sinteticos SA - ADR                  154,980
                                                       ------------
                                                          1,290,525
                                                       ------------

             CHINA -- 0.0%
      1,200  China Unicom Ltd. - ADR*                        17,700
                                                       ------------

             COLOMBIA -- 0.4%
      9,879  Almacenes Exito SA                              15,491
     29,786  Bavaria SA                                      88,077
     80,832  Suramericana de Inversiones                     42,009
                                                       ------------
                                                            145,577
                                                       ------------

             CROATIA -- 0.1%
      2,500  Pliva DD - GDR                                  29,676
      1,800  Pliva DD - GDR (144A){::}                       21,150
                                                       ------------
                                                             50,826
                                                       ------------
             CZECH REPUBLIC -- 1.3%
     38,382  Ceska Sporitelna AS*                           237,833
    108,337  Ceske Energeticke Zavody AS*                   287,251
                                                       ------------
                                                            525,084
                                                       ------------

             EGYPT -- 0.3%
      8,750  Orascom Construction*                          105,992
                                                       ------------



             ESTONIA -- 0.3%
      1,200  Estonian Telecom - GDR (144A){::}         $     18,120
     11,601  Hansabank Ltd.                                  96,727
                                                       ------------
                                                            114,847
                                                       ------------

             GREECE -- 1.1%
      2,260  Alpha Bank AE                                   78,187
      3,500  Cosmote SA - GDR *                              54,950
      3,040  Hellenic Bottling Co. SA                        49,234
      8,141  Hellenic Telecommunications
                Organization SA                             121,523
      2,512  National Bank of Greece SA                      96,184
      1,280  Titan Cement Co. SA                             50,440
                                                       ------------
                                                            450,518
                                                       ------------

             HONG KONG -- 0.7%
     48,000  ASM Pacific Technology                          68,313
     12,000  China Unicom Ltd.*                              18,386
    142,000  Giordano International Ltd.                     65,543
     18,200  Johnson Electric Holdings Ltd.                  28,002
    188,000  United Pacific Industries Ltd.                  12,534
     63,000  Varitronix International Ltd.                   57,351
     25,000  Yue Yuen Industrial Holdings Ltd.               43,273
                                                       ------------
                                                            293,402
                                                       ------------

             HUNGARY -- 0.9%
      2,813  EGIS Rt.                                       106,349
      8,000  Graphisoft NV*                                  80,344
      9,694  MOL Magyar Olaj-es Gazipari Rt.                164,148
                                                       ------------
                                                            350,841
                                                       ------------

             INDIA -- 4.1%
     43,300  Grasim Industries Ltd.                         268,384
     21,400  HCL Technologies Ltd.*                         246,529
     33,952  HDFC Bank Ltd.                                 162,075
        900  Infosys Technologies Ltd.                      110,169
     15,500  ITC Ltd.                                       298,161
      2,502  NIIT Ltd.*                                      85,366
     23,100  Reliance Industries Ltd.*                      168,009
     27,500  Satyam Computer Services                       190,718
      9,000  Sterlite Optical Technologies Ltd.*            153,421
                                                       ------------
                                                          1,682,832
                                                       ------------

             INDONESIA -- 0.6%
    136,240  PT Astra International Tbk                      29,017
     36,000  PT Hanjaya Mandala Sampoerna                    55,730
    273,700  PT Indah Kiat Pulp & Paper Corp.*               23,460
    271,880  PT Indorama Synthetics                          21,185
  2,076,000  PT Lippo Bank*                                  11,863
    276,500  PT Pabrik Kertas Tjiwi Kim                      17,955
    116,000  PT Ramayana Lestari Sentosa                     63,273
     38,000  PT Semen Gresik                                 22,899
      3,200  PT Telekomunikasi Indonesia - ADR               13,200
                                                       ------------
                                                            258,582
                                                       ------------

             ISRAEL -- 0.5%
     26,000  Bank Hapoalim Ltd.                              75,471
     14,600  Bezeq Israel Telecom*                           78,401
      1,000  NICE Systems Ltd.*                              33,408
      1,800  NICE Systems Ltd. - ADR*                        36,112
                                                       ------------
                                                            223,392
                                                       ------------
             MALAYSIA -- 2.2%
    131,000  Malakoff Berhad                                327,543

--------------------------------------------------------------------------------

  TIFF EMERGING MARKETS FUND / SCHEDULE OF INVESTMENTS       DECEMBER 31, 2000


  NUMBER
 OF SHARES                                                 VALUE +

    116,000  Malaysian International Shipping Berhad   $    189,288
     21,000  Malaysian Pacific Industries Berhad             86,222
    112,000  Public Bank Berhad                              86,664
    219,000  Public Bank Berhad (Foreign Market)            170,612
    102,000  Selangor Properties Berhad                      45,369
                                                       ------------
                                                            905,698
                                                       ------------
             MEXICO -- 4.5%
     59,000  Carso Global Telecom*                          113,072
      4,885  Cemex SA de CV - ADR                            88,235
     65,000  Controladora Comercial
                Mexicana SA de CV*                           64,316
     40,000  Corporacion GEO SA de CV, Ser. B*               28,330
     62,952  Corporacion Interamericana de
                Entretenimiento SA, Class B*                258,994
      5,600  Fomento Economico Mexicano - ADR               167,300
      2,700  Grupo Elektra SA - GDR                          22,275
     88,000  Grupo Elektra SA de CV                          69,659
    282,000  Grupo Financiero Banamex
                Accival SA de CV, Class O*                  464,077
    250,845  Grupo Financiero Banorte, Class O*             339,651
      2,500  Grupo Iusacell SA de CV, Ser. V - ADR*          24,375
        700  Grupo Televisa SA - GDR*                        31,456
     42,000  Grupo Televisa SA, Ser. CPO*                    94,928
      1,500  Grupo Tribasa SA de CV - ADR*                      656
     63,000  Grupo Tribasa SA de CV, Ser. CPO*                1,969
     11,000  Nueva G Mexico SA, Class B*                     33,226
      2,000  TV Azteca SA de CV - ADR                        19,875
                                                       ------------
                                                          1,822,394
                                                       ------------

             PERU -- 0.3%
     73,115  Cementos Norte Pacasmayo SA                     23,438
     10,642  Compania de Minas Buenaventura SA, Class
                B                                            71,822
    202,471  Enrique Ferreyros SA*                           26,422
                                                       ------------
                                                            121,682
                                                       ------------

             PHILIPPINES -- 1.0%
    283,008  Ayala Land, Inc., Class B                       30,626
    419,000  Benpres Holdings Corp.*                         24,351
     14,300  Benpres Holdings Corp. - GDR*                   15,658
      9,580  Benpres Holdings Corp. - GDR (144A)*{::}        11,113
     52,000  Del Monte Pacific Ltd.                          13,819
     19,410  Equitable Banking Corp.                         22,950
    145,927  First Philippine Holdings*                      60,681
      7,200  Philippine Long Distance
                Telephone Co. - ADR                         128,250
    783,000  SM Prime Holdings                               91,010
                                                       ------------
                                                            398,458
                                                       ------------

             POLAND -- 2.2%
      3,160  Bank Polska Kasa Opieki SA*                     42,945
     32,983  KGHM Polska Miedz SA*                          213,335
      3,500  Polski Koncern Naftowy SA - GDR                 37,435
     16,528  Polski Koncern Naftowy SA -
                GDR (144A){::}                              183,874
      5,200  SoftBank SA*                                    72,558
     52,600  Telekomunikacja Polska - GDR                   358,995
                                                       ------------
                                                            909,142
                                                       ------------

  NUMBER
 OF SHARES                                                 VALUE +

             RUSSIA -- 1.1%
     21,400  RAO Unified Energy Systems - GDR          $    175,480
     31,600  Surgutneftegaz - ADR*                          294,670
                                                       ------------
                                                            470,150
                                                       ------------
             SINGAPORE -- 0.0%
      9,000  GP Batteries International Ltd.                 10,139
                                                       ------------

             SOUTH AFRICA -- 2.0%
     50,400  Billiton plc                                   194,333
     23,700  Dimension Data Holdings plc*                   162,930
    324,800  Profurn Ltd.                                   120,105
    171,000  Softline Ltd.*                                  41,248
     27,308  South African Breweries Ltd.                   192,549
      7,500  Standard Bank Investment Corp.                  30,318
    122,169  Super Group Ltd.                                87,437
                                                       ------------
                                                            828,920
                                                       ------------

             SOUTH KOREA -- 7.1%
      4,770  Dae Duck Electronics Co.                        37,578
      4,600  Hanaro Telecom, Inc. - ADR*                      7,475
      8,084  Hyundai Heavy Industries                       118,412
     11,100  Korea Telecom Corp.- ADR                       344,100
      8,110  Pantech                                         29,024
      9,820  Pohang Iron and Steel Co. Ltd.                 594,798
     10,083  Samsung Electronics Co.                      1,261,373
     12,904  Samsung Fire & Marine Insurance                280,966
      1,205  SK Telecom Co. Ltd.                            241,382
                                                       ------------
                                                          2,915,108
                                                       ------------

             SRI LANKA -- 0.0%
     22,831  National Development Bank                       11,602
                                                       ------------

             TAIWAN -- 5.6%
     15,702  Bank Sinopac*                                    6,766
    122,440  Compeq Manufacturing Co. Ltd.*                 518,343
     33,500  Delta Electronics                              104,846
    110,708  Hon Hai Precision Industry                     562,411
    195,793  Nan Ya Plastics Corp.                          219,653
    112,643  Phoenixtec Power Co. Ltd.                      114,789
      6,402  Siliconware Precision

                Industries Co. - GDR*                        17,766
     37,000  Sunplus Technology Co., Ltd.                   147,127
     59,100  Synnex Technology International Corp.           86,318
    173,383  Taiwan Semiconductor*                          416,811
     85,370  Winbond Electronics*                            81,833
                                                       ------------
                                                          2,276,663
                                                       ------------

             THAILAND -- 2.9%
     14,050  Advanced Information Services plc*             136,125
     13,500  Alucon Manufacturing Co. Ltd.                   24,913
     53,400  Hana Microelectronics plc                      109,633
     38,800  KCE Electronics Public Co. Ltd.*                64,890
     78,820  Land & House Public Co. Ltd.*                   25,001
    117,900  MDX Co. Ltd. (a)(c)                                  0
     74,800  PTT Exploration and Production plc             174,275
    271,400  Shinawatra Satellite Public Co. Ltd.*          183,125
    352,100  Siam Commercial Bank Public Co. Ltd.*          158,384
     36,300  Siam Syntech Construction
                Public Co. Ltd. (a)(c)                            0
    232,300  Telecomasia Corp.*                              95,117
     31,880  Thai Union Frozen Products Co.                  41,918
    360,000  The Thai Farmers Bank Ltd.*                    178,547
                                                       ------------
                                                          1,191,928
                                                       ------------

--------------------------------------------------------------------------------

  TIFF EMERGING MARKETS FUND / SCHEDULE OF INVESTMENTS       DECEMBER 31, 2000


  NUMBER
 OF SHARES                                               VALUE +

             TURKEY -- 0.8%
  2,033,000  Aksa Akrilik Kimya Sanayii AS             $     32,629
  9,793,000  Aksigorta AS                                   144,746
  1,961,000  Arcelik AS                                      33,669
    410,200  Enka Holding Yatirim AS                         44,094
    705,000  Turkcell Iletisim Hizmetleri AS*                22,104
  6,165,000  Turkiye Garanti Bankasi AS*                     34,516
  5,643,000  Yapi Ve Kredi Bankasi *                         29,066
                                                       ------------
                                                            340,824
                                                       ------------
             UNITED KINGDOM -- 0.4%
     61,000  Old Mutual plc                                 151,333
                                                       ------------
             UNITED STATES -- 0.0%
      4,600  AT&T Latin America Corp., Class A*              12,650
                                                       ------------
             VENEZUELA -- 0.5%
     95,208  Bancaracas Mercados Capital, Class A            44,964
      4,900  Compania Anonima Nacional Telefonos de
                Venezuela - ADR                              92,794
     13,078  Fondo de Valores - ADR*                         64,478
      4,667  International Briquettes

                Holding, Inc. - ADR*                          4,084
                                                       ------------
                                                            206,320
                                                       ------------
             Total Common Stocks
                (Cost $22,589,527)                       19,359,525
                                                       ------------
             COMMINGLED INVESTMENT VEHICLES -- 30.2%

             ARGENTINA -- 0.5%
     19,000  Argentina Fund, Inc.                           187,625
                                                       ------------

             ASIA -- 1.4%
     86,300  The Asia Tigers Fund, Inc.                     577,131
                                                       ------------

             BRAZIL -- 2.0%
    152,000  Brazilian Equity Fund*                         817,000
                                                       ------------

             CHILE -- 0.3%
    250,000  Five Arrows Chile Investment Trust*(c)         105,000
                                                       ------------

             CHINA -- 1.5%
     85,000  Templeton Dragon Fund                          616,250
                                                       ------------

             EUROPE -- 1.9%
    200,000  Advance Developing Markets Trust plc*          318,328
    270,000  Baring Emerging Europe Trust plc*              465,750
                                                       ------------
                                                            784,078
                                                       ------------

             GENERAL EMERGING MARKETS -- 1.9%
    450,000  Foreign & Colonial Emerging Markets plc*       390,065
    250,000  Templeton Emerging Markets Investment
                Trust plc                                   399,779
                                                       ------------
                                                            789,844
                                                       ------------

             GREECE -- 1.3%
    130,600  Greek Progress Fund SA                         540,026
                                                       ------------

             INDIA -- 3.2%
     60,000  India Investment Fund, Inc.                    663,750
     31,280  UTI India IT Fund*                             649,060
                                                       ------------
                                                          1,312,810
                                                       ------------

  NUMBER
 OF SHARES                                               VALUE +

             LATIN AMERICA -- 3.6%
    212,500  F&C Latin American Investment Trust*      $    359,125
     34,222  Latin America Equity Fund, Inc.                440,608
    650,000  Morgan Grenfell Latin American Trust plc       684,855
                                                       ------------
                                                          1,484,588
                                                       ------------

             LEBANON -- 0.1%
      6,400  Lebanon Holdings*                               32,000
                                                       ------------

             MALAYSIA -- 0.5%
     13,100  Genesis Malaysia Maju Offshore Fund*           219,425
                                                       ------------

             MEXICO -- 2.8%
    146,470  The Mexico Equity & Income Fund, Inc.        1,153,451
                                                       ------------

             PHILIPPINES -- 0.4%
     40,000  Jardine Fleming Philippines Fund Inc.*         163,600
                                                       ------------

             RUSSIA -- 0.8%
     44,500  Fleming Russia Securities Fund Offshore
                Fund*                                       344,875
                                                       ------------

             SOUTH AFRICA -- 2.8%
  1,020,000  Old Mutual South Africa Trust plc            1,128,049
                                                       ------------

             SOUTH KOREA -- 4.4%
        350  Korea Europe Fund*                             665,000
    200,000  Korean Investment Fund*                      1,125,000
                                                       ------------
                                                          1,790,000
                                                       ------------

             TAIWAN -- 0.6%
         48  Taipei Fund*                                   224,640
                                                       ------------

             THAILAND -- 0.2%
     12,200  Siam Investment Fund LP* (b)                    59,780
                                                       ------------
             Total Commingled Investment Vehicles
                (Cost $13,901,085)                       12,330,172
                                                       ------------




             LIMITED PARTNERSHIPS -- 13.6%
             Everest Capital Frontier Ltd. (a)(b)*        2,564,835
             Explorador Fund, LP (a)(b)*                  2,816,938
             New Century Holdings XI LP (a)(b)*             196,310
                                                       ------------
             Total Limited Partnerships
                (Cost $7,200,000)                         5,578,083
                                                       ------------

             PREFERRED STOCKS -- 4.7%

             BRAZIL -- 4.3%
  4,900,000  Banco Nacional SA (a)(c)*                            0
    401,997  Celular CRT Participacoes SA, A Shares*        129,943
  5,400,000  Cia Energetica de Minas Gerais                  78,132
  2,470,000  Cia Energetica do Brasilia                      48,158
  1,368,666  Cia Energetica do Brasilia, Class B             23,876
    512,000  Cia Tecidos Norte de Mina                       34,676
  2,026,000  Duratex SA                                      57,173
  1,900,000  Eletropaulo Metropolitana - Eletricidade
                de Sao Paulo SA                              87,747
    319,000  Empresa Brasileira de Compressores SA          153,853
    101,000  Industrian Klabin de Papel e Celulose SA        75,659
    370,878  Itausa - Investimentos                         367,263
     52,100  Marcopolo SA                                    61,483
     11,690  Petroleo Brasileiro SA                         274,586
  7,547,000  Tele Centro Sul                                 86,738

--------------------------------------------------------------------------------

  TIFF EMERGING MARKETS FUND / SCHEDULE OF INVESTMENTS       DECEMBER 31, 2000


  NUMBER
 OF SHARES                                               VALUE +

 10,275,800  Tele Norte Leste Participacoes SA*        $    221,438
  3,120,000  Telecomunicacoes do Parana SA - Telepar         26,558
                                                       ------------
                                                          1,727,283
                                                       ------------

             RUSSIA -- 0.3%
     12,100  Surgutneftegaz - ADR*                          125,840
                                                       ------------

             SOUTH KOREA -- 0.1%
        910  Samsung Electronics Co.                         49,715
                                                       ------------
             Total Preferred Stocks
                (Cost $1,958,667)                         1,902,838
                                                       ------------




                                                 EXPIRATION
                                                    DATE

            RIGHTS -- 0.0%

            BRAZIL -- 0.0%
    20,452  Industrian Klabin (a)*                01/02/01              0
                                                             ------------

            INDONESIA -- 0.0%
 2,076,000  PT Lippo Bank Certificate of
               Entitlement (a)*                   04/08/02              0
                                                             ------------

            THAILAND -- 0.0%
    73,357  TelecomAsia plc (a)*                       TBA              0
                                                             ------------
            Total Rights
               (Cost $47,978)                                           0
                                                             ------------

            WARRANTS -- 0.0%
    18,080  PT Indah Kiat Pulp & Paper Corp.
               (Indonesia)*                       07/11/02            422
 2,076,000  PT Lippo Bank
               (Indonesia)*(a)                    04/15/02              0
    73,000  Siam Commercial Bank (Thailand)*      05/10/02          4,547
     1,225  Thai Farmers Bank (Thailand)*         09/15/02             37
                                                             ------------
            Total Warrants
               (Cost $14,431)                                       5,006
                                                             ------------



 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE

             SHORT-TERM INVESTMENTS -- 4.0%

             REPURCHASE AGREEMENT -- 4.0%
$1,633,532   Investors Bank & Trust Co.  --
                Repurchase Agreement issued 12/29/00 (proceeds at
                maturity $1,634,471) (Collateralized by $1,703,488
                FHLMC, 8.349%, due 01/01/25, with a market value
                of $1,715,293)
                (Cost $1,633,532)             5.180%     01/02/01      1,633,532
                                                                    ------------
             Total Investments -- 99.8%
                (Cost $47,345,220)                                    40,809,156
             Other Assets in Excess of
                Liabilities -- 0.2%                                       59,865
                                                                    ------------
             NET ASSETS -- 100.0%                                    $40,869,021
                                                                    ============




SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL MARKET VALUE):


Basic Industries                                             1.2%
Consumer Cyclical                                            7.6
Consumer Non-Cyclical                                        0.6
Diversified Investment Vehicles                             24.5
Energy                                                       3.1
Financial Services                                          14.6
Industrial                                                   6.8
Limited Partnerships                                        13.8
Metals and Mining                                            2.8
Repurchase Agreement                                         4.0
Technology                                                   9.9
Transportation                                               1.2
Utilities                                                    9.9
                                                           -----
                                                           100.0%
                                                           =====


ADR  American Depositary Receipt
FHLMC Federal Home Loan Mortgage Corporation
GDR  Global Depositary Receipt

  *  Non-income producing security
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2000, the aggregate market value of these securities was $234,257 or 0.57% of net assets.
  +  See Note 2 to the Financial Statements.
(a) Security is valued in good faith under procedures established by the board of directors.
(b)  Restricted security
(c)  Security in liquidation.

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND                                        DECEMBER 31, 2000

POLICY CONSIDERATIONS: The Fund is designed as a diversified vehicle for that portion of members' assets committed to US stocks. It employs a combination of managers that, collectively, provide exposure to all market sectors, including the thousands of small- and mid-cap stocks not represented in the cap-weighted S&P 500 Index. The Fund's structure reflects the belief that many endowed institutions lack sufficient assets and analytical resources to construct multi-manager portfolios that avoid unintended sector and style biases. The Fund's structure combines active strategies with a low cost "completeness" portfolio.

PERFORMANCE EVALUATION: The Fund's value biases proved hugely helpful in stemming losses in 2000. The Fund lost just 2.7% for the year, outperforming the Wilshire 5000 Index by a whopping 8.2% for the year. The price performance of "New Economy" shares in 2000 was nothing new--to centenerians. Such persons are old enough to remember the last time a major US stock index performed as poorly as did the tech-laden Nasdaq Composite in 2000. "Nazzie" plunged 39.2% in 2000, the worst annual performance of a major index since 1931. Unfortunately, some investors who were unwise enough to chase Nazzie when it was soaring early in the year experienced even steeper losses: a dollar invested in the index at its peak on March 10 was worth just 49 cents at year-end. Interestingly, a dollar invested in the Nasdaq in September 1999 at the START of the huge rally that ended in March 2000 is now worth just 90 cents. In other words, many growth-oriented strategies that proved irresistibly attractive to some fiduciaries when tech stocks were flying high have undergone MORE than a "round trip." Value-oriented strategies, on the other hand, have produced gains commensurate with the discomfort they embodied during the big run-up in tech shares. At year-end, 97.1% of the Fund's assets were exposed to the US equity market, via individual stocks or stock index futures. The Fund permits its managers to make modest forays into foreign stocks, and at year-end, such stocks represented 2.6% of Fund assets. The Fund displays a modest bias against large cap stocks and toward value stocks. The latter tilt will remain in place until human nature changes. The Fund displayed tilts toward consumer staple and transportation shares and away from technology stocks, displaying a five percent underweight at year-end.

                                             TOTAL RETURN*
                                          --------------------
                                             TIFF
                                          US Equity  Wilshire
                                           Fund**      5000

                                          --------------------
Calendar Year 2000                          (2.67%)   (10.89%)
3-Year Annualized                            8.97%     10.75%
5-Year Annualized                           15.99%     16.66%
Annualized since Inception**                17.85%     18.16%
Cumulative since Inception**               195.20%    200.47%


------------

     Past performance is not predictive of future performance.
  * Total return includes the effects of entry and exit fees received by the Fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
 ** Commencement of operations was May 31, 1994.

                                                          GROWTH OF A $100,000
                                  INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



          TIFF US EQUITY FUND  WILSHIRE 5000 INDEX

5/31/94              $100,000             $100,000
6/30/94              $ 97,800             $ 97,325
7/31/94              $100,900             $100,214
8/31/94              $104,700             $104,640
9/30/94              $103,000             $102,614
10/31/94             $104,800             $104,290
11/30/94             $101,064             $100,471
12/31/94             $103,390             $101,825
1/31/95              $105,351             $104,026
2/28/95              $109,685             $108,169
3/31/95              $112,264             $111,020
4/30/95              $114,950             $113,779
5/31/95              $118,273             $117,633
6/30/95              $122,738             $121,385
7/31/95              $128,351             $126,380
8/31/95              $130,335             $127,613
9/30/95              $133,782             $132,480
10/31/95             $132,817             $131,150
11/30/95             $138,651             $136,706
12/31/95             $140,515             $138,942
1/31/96              $144,835             $142,664
2/29/96              $147,677             $145,159
3/31/96              $150,406             $146,747
4/30/96              $154,559             $150,373
5/31/96              $157,750             $154,484
6/30/96              $156,382             $153,213
7/31/96              $148,638             $144,947
8/31/96              $152,983             $149,584
9/30/96              $158,586             $157,548
10/31/96             $162,586             $159,750
11/30/96             $172,239             $170,334
12/31/96             $171,569             $168,414
1/31/97              $179,061             $177,429
2/28/97              $179,685             $177,348
3/31/97              $171,944             $169,504
4/30/97              $180,451             $176,896
5/31/97              $191,729             $189,429
6/30/97              $199,874             $198,131
7/31/97              $214,299             $213,363
8/31/97              $208,894             $205,343
9/30/97              $221,966             $217,460
10/31/97             $217,919             $210,217
11/30/97             $223,980             $217,099
12/31/97             $228,120             $221,111
1/31/98              $228,703             $222,312
2/28/98              $244,581             $238,496
3/31/98              $256,526             $250,433
4/30/98              $259,725             $253,406
5/31/98              $253,451             $246,662
6/30/98              $256,661             $255,310
7/31/98              $244,959             $249,717
8/31/98              $204,547             $210,828
9/30/98              $211,283             $224,599
10/31/98             $227,894             $241,310
11/30/98             $242,667             $256,505
12/31/98             $255,157             $272,919
1/31/99              $261,691             $282,951
2/28/99              $250,746             $272,694
3/31/99              $258,424             $283,217
4/30/99              $270,966             $296,792
5/31/99              $269,984             $290,295
6/30/99              $284,392             $305,324
7/31/99              $278,623             $295,535
8/31/99              $275,507             $292,787
9/30/99              $270,617             $285,145
10/31/99             $279,721             $303,280
11/30/99             $285,064             $313,440
12/31/99             $303,298             $337,230
1/31/00              $289,075             $323,235
2/29/00              $293,304             $330,476
3/31/00              $313,485             $350,106
4/30/00              $303,927             $331,865
5/31/00              $300,463             $320,273
6/30/00              $306,815             $334,397
7/31/00              $304,448             $327,576
8/31/00              $326,263             $351,358
9/30/00              $308,116             $334,949
10/31/00             $305,900             $327,848
11/30/00             $285,645             $295,096
12/31/00             $295,204             $300,467

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2000



 NUMBER
OF SHARES                                                   VALUE +


           COMMON STOCKS -- 94.9%

           AEROSPACE AND DEFENSE -- 1.6%
 61,500    AAR Corp.                                       $   776,438
 27,400    Boeing Co.                                        1,808,400
  6,200    Honeywell International, Inc.                       293,337
 12,000    Rockwell International Corp.                        571,500
  2,900    Textron, Inc.                                       134,850
  3,200    United Technologies Corp.                           251,600
                                                          ------------
                                                             3,836,125
                                                          ------------
           AIRLINES -- 0.5%
 26,500    Delta Airlines, Inc.                              1,329,969
                                                          ------------

           APPAREL RETAILERS -- 0.2%
 21,420    Intimate Brands, Inc.                               321,300
 16,900    The Limited, Inc.                                   288,356
                                                          ------------
                                                               609,656
                                                          ------------

           AUTOMOTIVE -- 0.9%
109,400    Exide Corp.                                         834,175
 16,500    Ford Motor Co.                                      386,719
 10,400    General Motors Corp.                                529,750
121,500    The Pep Boys - Manny, Moe & Jack                    440,437
                                                          ------------
                                                             2,191,081
                                                          ------------

           BANKING -- 6.6%
 73,000    Bank of America Corp.                             3,348,875
  4,700    Bank One Corp.                                      172,137
 15,700    Chase Manhattan Corp.                               713,369
 28,500    Chittenden Corp.                                    863,906
  7,100    Comerica, Inc.                                      421,562
 31,395    Downey Financial Corp.                            1,726,725
 60,200    FleetBoston Financial Corp.                       2,261,262
 31,329    Hudson United Bancorp                               655,953
  6,900    JP Morgan & Co., Inc.                             1,141,950
  6,500    National City Corp.                                 186,875
 47,971    National Commerce Bancorporation                  1,187,282
 46,200    North Valley Bancorp                                589,050
 32,000    People's Bank                                       828,000
 26,000    The South Financial Group                           344,500
 25,700    Wilmington Trust Corp.                            1,595,006
                                                          ------------
                                                            16,036,452
                                                          ------------

           BEVERAGES, FOOD, AND TOBACCO -- 6.7%
  9,100    Agribrands International, Inc.*                     486,850
 32,000    American Italian Pasta Co.,
              Class A*                                         858,000
 27,200    Anheuser-Busch Companies, Inc.                    1,237,600
 24,675    Archer-Daniels-Midland Co.                          370,125
 13,300    Coca-Cola Co.                                       810,469
 10,100    Conagra, Inc.                                       262,600
400,000    DB Group Ltd.                                       832,840
 72,460    EcoScience Corp.*                                    10,144
 15,300    Hain Celestial Group, Inc.*                         497,250
117,350    Interstate Bakeries Corp.                         1,650,234
 52,542    Morrison Management Specialists,
              Inc.                                           1,834,241
 22,300    Pepsico, Inc.                                     1,105,244
 49,700    Philip Morris Companies, Inc.                     2,186,800
  3,400    Quaker Oats Co.                                     331,075
133,300    Ralcorp Holdings, Inc.*                           2,182,787

NUMBER

OF SHARES                                                  VALUE +

  5,800    Smithfield Foods, Inc.*                         $   176,320
 22,800    Sysco Corp.                                         684,000
 13,800    Tyson Foods, Inc., Class A                          175,950
  8,700    Unilever NV NY Shares                               547,556
                                                          ------------
                                                            16,240,085
                                                          ------------

           CHEMICALS -- 0.6%
 60,000    Brancote Holdings plc (United

              Kingdom)*                                        168,580
 60,000    HPD Exploration*(a)                                   1,345
 33,850    Scotts Co., Class A*                              1,250,334
                                                          ------------
                                                             1,420,259
                                                          ------------

           COMMERCIAL SERVICES -- 2.4%
 43,000    Ambassadors International, Inc.*                    817,000
 38,600    Comdisco, Inc.                                      441,487
  4,300    Convergys Corp.*                                    194,844
  7,000    Dyax Corp.*                                         148,422
  4,300    Equifax, Inc.                                       123,356
 51,200    Exponent, Inc.*                                     489,600
 11,400    Gartner Group, Inc., Class A*                        78,660
104,700    Gartner Group, Inc., Class B*                       663,798
113,200    iPrint.com, Inc.*                                    81,368
 37,950    ITT Educational Services, Inc.*                     834,900
 50,292    Pittston Brink's Group                              999,553
  8,400    Pre-Paid Legal Services, Inc.*                      214,200
 15,000    Volt Information Sciences, Inc.*                    311,250
 11,500    Waste Management, Inc.                              319,125
                                                          ------------
                                                             5,717,563
                                                          ------------

           COMMUNICATIONS -- 1.5%
  1,900    Juniper Networks, Inc.*                             239,519
  2,700    Network Appliance, Inc.*                            173,306
  2,900    Qualcomm, Inc.*                                     238,344
  3,300    Scientific - Atlanta, Inc.                          107,456
 58,600    Verizon Communications Corp.                      2,937,325
                                                          ------------
                                                             3,695,950
                                                          ------------

           COMPUTER SOFTWARE AND PROCESSING -- 5.1%
 24,500    America Online, Inc.*                               852,600
    900    Ariba, Inc.*                                         48,262
  4,800    At Home Corp., Ser. A*                               26,550
  4,900    Autodesk, Inc.                                      131,994
  4,200    Automatic Data Processing, Inc.                     265,912
  2,400    Barra, Inc.*                                        113,100
 40,200    ClickAction, Inc.*                                  221,100
  1,200    Commerce One, Inc.*                                  30,375
 15,200    Electronic Data Systems Corp.                       877,800
104,900    eXcelon Corp.*                                      157,350
  4,400    First Data Corp.                                    231,825
  7,800    IMS Health, Inc.                                    210,600
  3,000    IntelliCorp, Inc.*                                    1,680
 96,400    Microsoft Corp.*                                  4,181,350
  9,000    Network Associates, Inc.*                            37,687
108,500    Oracle Corp.*                                     3,153,281
 49,100    Preview Systems, Inc.*                              153,437
  3,800    Siebel Systems, Inc.*                               256,975
  3,600    Symantec Corp.*                                     120,150
 83,200    Unify Corp.*                                         13,312
 41,500    Unigraphics Solutions, Inc.*                        676,969
  5,400    Unisys Corp.*                                        78,975
  1,837    VeriSign, Inc.*                                     136,282
  3,000    Veritas Software Corp.*                             262,500

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2000


NUMBER
OF SHARES                                                  VALUE +

 32,000    Vicinity Corp.*                                 $    95,040
  5,700    Yahoo!, Inc.*                                       171,356
                                                          ------------
                                                            12,506,462
                                                          ------------

           COMPUTERS AND INFORMATION -- 6.0%
126,700    Bull Run Corp.*                                     217,772
  1,800    Check Point Software Technologies
              Ltd.*                                            240,412
118,100    Cisco Systems, Inc.*                              4,517,325
  3,200    CMGI, Inc.*                                          17,900
 13,600    Compaq Computer Corp.                               204,680
 34,900    Dell Computer Corp.*                                608,569
  3,700    eBay, Inc.*                                         122,100
 31,600    EMC Corp.*                                        2,101,400
 42,100    Hewlett-Packard Co.                               1,328,781
 39,800    International Business Machines
              Corp.                                          3,383,000
 45,900    Navidec, Inc.*                                      111,881
 62,900    Sun Microsystems, Inc.*                           1,753,337
                                                          ------------
                                                            14,607,157
                                                          ------------

           COSMETICS AND PERSONAL CARE -- 1.9%
 10,600    Colgate-Palmolive Co.                               684,230
172,700    Playtex Products, Inc.*                           1,662,237
 29,300    Procter & Gamble Co.                              2,298,219
                                                          ------------
                                                             4,644,686
                                                          ------------

           DISTRIBUTION AND WHOLESALE -- 0.0%
  8,000    Handleman Co.*                                       60,000
 60,200    Valley Media, Inc.*                                  45,150
                                                          ------------
                                                               105,150
                                                          ------------

           DIVERSIFIED -- 6.0%
  4,900    FMC Corp.*                                          351,269
156,000    General Electric Co.                              7,478,250
 91,800    National Service Industries, Inc.                 2,358,112
 72,100    Tredegar Corp.                                    1,257,244
 25,600    Tyco International Ltd.                           1,420,800
232,700    Walter Industries, Inc.                           1,745,250
                                                          ------------
                                                            14,610,925
                                                          ------------
           ELECTRIC UTILITIES -- 1.8%
  1,300    AES Corp.*                                           71,987
 12,900    Entergy Corp.                                       545,831
 35,100    OGE Energy Corp.                                    857,756
 48,500    PG&E Corp.                                          970,000
 51,600    Sempra Energy                                     1,199,700
 15,800    TXU Corp.                                           700,137
                                                          ------------
                                                             4,345,411
                                                          ------------
           ELECTRICAL EQUIPMENT -- 0.9%
 32,000    C&D Technologies, Inc.                            1,382,000
  8,900    Emerson Electric Co.                                701,431
                                                          ------------
                                                             2,083,431
                                                          ------------

           ELECTRONICS -- 4.9%
  6,200    Advanced Micro Devices Inc.*                         85,637
  2,600    Agilent Technologies, Inc.*                         142,350
  8,900    Analog Devices, Inc.*                               455,569
 24,200    Arrow Electronics, Inc.*                            692,725
  8,900    Atmel Corp.*                                        103,462
 11,200    AVX Corp.                                           183,400
    700    Broadcom Corp., Class A*                             58,800
 62,000    Checkpoint Systems, Inc.*                           461,125

NUMBER

OF SHARES                                                  VALUE +

 70,133    Conductus, Inc.*                                $   368,198
  1,600    Integrated Device Technology, Inc.*                  53,000
104,600    Intel Corp.                                       3,144,537
  3,500    JDS Uniphase Corp.*                                 145,906
 23,600    KEMET Corp.*                                        356,950
  6,800    Micron Technology, Inc.*                            241,400
  9,600    Molex, Inc.                                         340,800
  8,600    Novellus Systems, Inc.*                             309,063
 52,000    Rogers Corp.*                                     2,135,250
  3,400    Sanmina Corp.*                                      260,525
 71,600    Sensormatic Electronics Corp.*                    1,436,475
 11,600    Silicon Storage Technology, Inc.*                   137,025
  5,100    STMicroelectronics NV                               218,344
 11,900    Tech Data Corp.*                                    321,858
 18,000    Vishay Intertechnology, Inc.*                       272,250
                                                          ------------
                                                            11,924,649
                                                          ------------

           ENTERTAINMENT AND LEISURE -- 1.1%
 37,200    Brunswick Corp.                                     611,475
  4,600    Carnival Corp.                                      141,738
 10,800    Eastman Kodak Co.                                   425,250
 55,000    Walt Disney Co.                                   1,591,563
                                                          ------------
                                                             2,770,026
                                                          ------------

           FINANCIAL SERVICES -- 6.5%
104,367    Citigroup, Inc.                                   5,329,240
  4,400    E*TRADE Group, Inc.*                                 32,450
 26,400    Fannie Mae                                        2,290,200
  5,300    Freddie Mac                                         365,038
 11,400    Goldman Sachs Group, Inc.                         1,219,088
 21,700    Key Corp                                            607,600
 21,500    Lehman Brothers Holdings, Inc.                    1,453,938
 14,700    Merrill Lynch & Co.                               1,002,356
 21,800    Morgan Stanley Dean Witter & Co.                  1,727,650
  5,800    Providian Financial Corp.                           333,500
 30,000    San Juan Basin Royalty Trust                        378,750
  8,000    USA Education Inc.                                  544,000
  7,200    Washington Mutual, Inc.                             382,050
                                                          ------------
                                                            15,665,860
                                                          ------------

           FOOD RETAILERS -- 0.5%
 43,700    Kroger Co.*                                       1,182,631
  9,300    Supervalu, Inc.                                     129,038
                                                          ------------
                                                             1,311,669
                                                          ------------

           FOREST PRODUCTS AND PAPER -- 0.2%
 10,200    Georgia-Pacific Group                               317,475
  6,600    United Stationers, Inc.*                            158,400
                                                          ------------
                                                               475,875
                                                          ------------

           HEALTHCARE PROVIDERS -- 1.7%
 16,200    HCA - The Healthcare Corp.                          712,962
 15,400    Tenet Healthcare Corp.                              684,338
 23,500    Universal Health Services, Inc.,
              Class B*                                       2,626,125
                                                          ------------
                                                             4,023,425
                                                          ------------

           HEAVY CONSTRUCTION -- 0.1%
 50,700    Layne Christensen Co.*                              165,566
                                                          ------------

           HEAVY MACHINERY -- 0.9%
 10,300    Applied Materials, Inc.*                            393,331

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2000


NUMBER
OF SHARES                                                  VALUE +

 13,700    Caterpillar, Inc.                              $    648,181
  5,200    Deere & Co.                                         238,225
 11,800    Dover Corp.                                         478,638
 10,000    Ingersoll-Rand Co.                                  418,750
                                                          ------------
                                                             2,177,125
                                                          ------------

           HOUSEHOLD PRODUCTS -- 0.8%
 90,200    Energizer Holdings, Inc.*                         1,928,025
                                                          ------------
           INSURANCE -- 4.7%
  3,700    Allmerica Financial Corp.                           268,250
  6,000    Allstate Corp.                                      261,375
  8,700    Ambac Financial Group, Inc.                         507,319
 23,662    American International Group, Inc.                2,332,186
  4,900    CIGNA Corp.                                         648,270
125,900    CNA Surety Corp.                                  1,794,075
  4,800    Hartford Financial Services Group                   339,000
 36,500    Hilb, Rogal & Hamilton Co.                        1,455,438
 14,400    Loews Corp.                                       1,491,300
 11,700    MGIC Investment Corp.                               789,019
  9,300    The PMI Group, Inc.                                 629,494
  5,900    The St Paul Cos., Inc.                              320,444
 10,600    United Health Group, Inc.                           650,575
                                                          ------------
                                                            11,486,745
                                                          ------------
           MEDIA - BROADCASTING AND PUBLISHING -- 2.5%
  2,100    Clear Channel Communications, Inc.*                 101,719
 17,500    Gannett Co., Inc.                                 1,103,594
100,500    Gray Communications Systems, Inc.,
              Class B                                        1,476,094
  4,900    Infinity Broadcasting Corp.*                        136,894
 41,000    Insight Communications Co., Inc.*                   963,500
  9,700    McGraw-Hill Companies, Inc.                         568,663
 10,900    New York Times Co.                                  436,681
109,600    Primedia, Inc.*                                   1,308,350
                                                          ------------
                                                             6,095,495
                                                          ------------

           MEDICAL SUPPLIES -- 3.3%
 37,000    ArthoCare Corp.*                                    721,500
 26,000    Biosite Diagnostics, Inc.*                        1,051,375
  6,100    Boston Scientific Corp.*                             83,494
 88,300    Edwards Lifesciences Corp.*                       1,567,325
 33,100    Johnson & Johnson                                 3,477,569
 50,800    Owens & Minor, Inc.                                 901,700
 87,500    Strategic Diagnostics, Inc.*                        202,344
                                                          ------------
                                                             8,005,307
                                                          ------------

           METALS AND MINING -- 0.8%
  6,800    Alcan Aluminium Ltd.                                232,475
 34,700    Corner Bay Minerals, Inc.*                           33,323
 26,000    North American Palladium Ltd.*                      234,000
 27,700    Stillwater Mining Co.*                            1,089,995
 14,800    Valmont Industries, Inc.                            271,950
                                                          ------------
                                                             1,861,743
                                                          ------------
           OIL AND GAS -- 4.7%
  4,700    Apache Corp.                                        329,294
 33,000    Berkley Petroleum Corp.*                            248,683
 28,000    Canadian 88 Energy Corp.*                            75,600
 18,600    Conoco, Inc., Class B                               538,238
 32,132    Exxon Mobil Corp.                                 2,793,476
 19,300    Imperial Oil Ltd.                                   507,590
 77,600    Occidental Petroleum Corp.                        1,881,800

NUMBER
OF SHARES                                                  VALUE +

137,600    Pennzoil-Quaker State Co.                      $  1,771,600
 15,400    Phillips Petroleum Co.                              875,875
 19,100    Pioneer Natural Resources Co.*                      376,031
  5,000    Rio Alto Exploration Ltd.*                          108,703
  8,300    Royal Dutch Petroleum Co., NY
              Shares                                           502,669
 52,000    USX-Marathon Group                                1,443,000
                                                          ------------
                                                            11,452,559
                                                          ------------

           PHARMACEUTICALS -- 7.8%
 21,100    Abbott Laboratories                               1,022,031
 23,900    American Home Products Corp.                      1,518,845
 36,600    Bristol-Myers Squibb Co.                          2,706,113
  6,600    Cardinal Health, Inc.                               657,525
  6,720    Corixa Corp.*                                       187,356
 40,200    Embrex, Inc.*                                       618,075
  2,200    Forest Laboratories, Inc.*                          292,325
 67,100    Merck & Co., Inc.                                 6,282,238
  1,000    Napro Biotherapeutics, Inc.*                          8,484
 83,425    Pfizer, Inc.                                      3,837,550
269,200    PharmChem Laboratories, Inc.*                       858,075
 13,500    Schering-Plough Corp.                               766,125
  4,300    Titan Pharmaceuticals, Inc.*                        152,091
 17,000    Trega Biosciences, Inc.*                             14,345
                                                          ------------
                                                            18,921,178
                                                          ------------

           RESTAURANTS -- 1.6%
 63,100    Papa John's International, Inc.*                  1,403,975
160,000    Ruby Tuesday, Inc.                                2,440,000
                                                          ------------
                                                             3,843,975
                                                          ------------

           RETAILERS -- 2.8%
  4,900    Amazon.com, Inc.*                                    76,256
 75,125    Consolidated Stores Corp.*                          798,203
 17,600    Federated Department Stores*                        616,000
 55,300    Geerlings & Wade, Inc.*                             108,875
 11,400    Home Depot, Inc.                                    520,838
 17,200    May Department Stores Co.                           563,300
  3,000    Michaels Stores, Inc.*                               79,500
  3,100    RadioShack Corp.                                    132,525
 10,400    Ross Stores, Inc.                                   175,500
 43,100    Sears, Roebuck and Co.                            1,497,725
 16,000    TJX Companies, Inc.                                 444,000
  1,700    Walgreen Co.                                         70,975
 30,700    Wal-Mart Stores, Inc.                             1,630,938
                                                          ------------
                                                             6,714,635
                                                          ------------

           TELEPHONE SYSTEMS -- 2.6%
 40,450    AT&T Corp.                                          700,291
 37,800    BellSouth Corp.                                   1,547,438
  4,900    Exodus Communications, Inc.*                         98,000
 25,333    Qwest Communications International*               1,038,653
 43,142    SBC Communications, Inc.                          2,060,031
  6,000    United States Cellular Corp.*                       361,500
 41,200    WorldCom, Inc.*                                     579,375
                                                          ------------
                                                             6,385,288
                                                          ------------

           TEXTILES, CLOTHING, AND FABRICS -- 1.2%
104,340    Albany International Corp.*                       1,402,070
190,600    WestPoint Stevens, Inc.                           1,427,594
                                                          ------------
                                                             2,829,664
                                                          ------------

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS              DECEMBER 31, 2000


NUMBER
OF SHARES                                                  VALUE +

           TRANSPORTATION -- 3.5%
 87,500    Canadian Pacific Ltd.                          $  2,499,219
 35,000    CNF Transportation, Inc.                          1,183,438
 41,800    EGL, Inc.*                                        1,000,588
 76,900    Fritz Companies, Inc.*                              466,206
143,700    Wabtec Corp.                                      1,688,475
 34,000    XTRA Corp.*                                       1,632,000
                                                          ------------
                                                             8,469,926
                                                          ------------
           Total Common Stocks
              (Cost $214,964,747)                          230,489,097
                                                          ------------
           LIMITED PARTNERSHIPS -- 0.7%
           Gotham Partners*(a)(b) (cost
              $1,036,488)                                    1,578,000
                                                          ------------

           PREFERRED STOCKS -- 0.0%
  6,000    ClickAction, Inc.(a)                                 24,750
 20,000    Vicinity Corp.(a)                                    44,062
                                                          ------------
           Total Preferred Stocks
              (Cost $227,500)                                   68,812
                                                          ------------




                                             EXPIRATION
                                                DATE

        WARRANTS -- 0.0%
  600   ClickAction, Inc.                     03/15/03            0
20,000  Conductus, Inc.*(a)                   09/20/03       51,000
35,000  Pacific Rim Mining Corp.
           (144A){::}(a)                      06/15/01        6,390
17,500  Pacific Rim Mining Corp.
           (144A){::}(a)                      06/27/01            0
                                                         ----------
        Total Warrants
           (Cost $100,800)                                   57,390
                                                         ----------




 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE


             SHORT-TERM INVESTMENTS -- 4.6%

             REPURCHASE AGREEMENT -- 4.3%
$10,481,556  Investors Bank & Trust Company --
                Repurchase Agreement issued 12/29/00 (proceeds at
                maturity $10,487,589) (Collateralized by
                $10,776,957 FNMA, 7.50%, Due 03/01/15, with a
                market value of $11,005,968)
                (Cost $10,481,556)            5.180%     01/02/01     10,481,556
                                                                    ------------


 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE        VALUE +


             US TREASURY SECURITY -- 0.3%#
   $700,000  US Treasury Bill+
                (Cost $690,533)               5.698%     03/22/01  $    691,259
                                                                   ------------
             Total Short-Term Investments
                (Cost $11,172,089)                                   11,172,815
                                                                   ------------
             Total Investments -- 100.2%
                (Cost $227,501,624)                                 243,366,114
             Liabilities in Excess of Other
                Assets -- (0.2%)                                       (559,983)
                                                                   ------------
             NET ASSETS -- 100.0%                                  $242,806,131
                                                                   ============




 NUMBER
OF SHARES


           SHORT PORTFOLIO -- (0.0%)

           COMMUNICATIONS -- (0.0%)
     600   Videolan Technologies, Inc.*                     (1)
                                                     ---------

           COMPUTER SOFTWARE AND PROCESSING -- (0.0%)
  10,000   Vicinity Corp.*                             (29,700)
   1,900   Webmethods, Inc.                           (168,970)
                                                     ---------
                                                      (198,670)
                                                     ---------

           METALS -- (0.0%)
   7,000   Hecla Mining Co.                             (3,500)
                                                     ---------
           Total Short Portfolio
              (Proceeds $254,313)                    $(202,171)
                                                     =========


FNMA Federal National Mortgage Association
  *  Non-income producing security
  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.

  +  See Note 2 to the Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2000, the aggregate market value of these securities was $6,390 or 0.00% of net assets.

  #  Interest rate represents the yield to maturity at the time of purchase.
(a) Security is valued in good faith under procedures established by the board of directors.
(b)  Restricted security

        See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF BOND FUND                                             DECEMBER 31, 2000

POLICY CONSIDERATIONS: The Fund's chief aim is to help eligible organizations weather deflationary times without being forced to liquidate their equity holdings at depressed prices. As a form of deflation "insurance," bonds emphasized by the Fund (intermediate or longer-term, high quality issues) tend to perform well when inflation concerns ease and tend to perform poorly when investors are spooked by strength in the economy, actual or expected. That said, the Fund's use of active management techniques produces a bias in favor of non-Treasury issues that could cause the Fund to underperform a pure Treasury portfolio of comparable maturity during a severe deflation like the 1930s. Accordingly, the Fund is best suited for endowed institutions that have allocated perhaps more to bonds than they need to for strictly deflation-hedging purposes.

PERFORMANCE EVALUATION: Although the Bond Fund provided a strong absolute return for the year, up 11.0%, it trailed the Lehman Aggregate Bond Index by 0.6%. Mounting evidence that GDP growth is slowing caused yields on Treasury securities to fall across the yield curve. Yields at the shorter end of the curve, which are driven primarily by money supply decisions, fell as investors forecasted the Fed's decision to stimulate money growth. Yields on intermediate and longer-term Treasuries, which are driven primarily by investor perceptions of future inflation, also declined during 4Q 2000. When interest rates fall, bond prices rise. Long-term Treasuries beat the broad US stock market in 2000 by the widest margin in 25 years (more than 30%!). The outperformance in 2000 of Treasuries over non-Treasuries across the "curve" reflected a pronounced "flight to quality" in global financial markets. The Fund currently displays an overall duration equal to its benchmark's. Accordingly, all else equal (including quality spreads, which can be quite unstable), the Fund's benchmark-relative performance will be unaffected by interest rate changes. At December 31, 2000, the average credit rating of securities held by the Fund was AA+. Relative to the Lehman Aggregate Index that serves as its primary benchmark, the Fund typically underweights Treasury securities (most of which are non-callable) and overweights securities offering a higher option-adjusted yield (i.e., corporate, mortgage-backed, and asset-backed bonds). Accordingly, the Fund tends to underperform the Index when the optionality inherent in callable bonds becomes less attractive to investors, as often happens when interest rates fall and refinancings accelerate. Importantly, the Fund will significantly overweight callable bonds (including mortgage-backed securities) only when its two generalist managers, Seix and Atlantic, believe such securities are undervalued relative to non-callable issues. TIFF itself does not tinker with the Fund's sector weights, and the Fund's mortgage specialist, Smith Breeden, generally does not invest in non-mortgage paper.

                                            TOTAL RETURN
                                          -----------------
                                           TIFF
                                           Bond    Lehman
                                          Fund*   Aggregate
                                          -----------------
Calendar Year 2000                        11.01%    11.62%
3-Year Annualized                          5.84%     6.35%
5-Year Annualized                          6.18%     6.45%
Annualized since Inception*                7.37%     7.72%
Cumulative since Inception*               59.80%    63.24%

------------

*  Past performance is not predictive of future performance.

*  Commencement of operations was May 31, 1994.

                                                          GROWTH OF A $100,000
                                   INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



          TIFF BOND FUND  LEHMAN AGGREGATE BOND INDEX

5/31/94         $100,000                     $100,000
6/30/94         $ 99,758                     $ 99,780
7/31/94         $101,276                     $101,766
8/31/94         $101,498                     $101,888
9/30/94         $100,206                     $100,390
10/31/94        $100,068                     $100,300
11/30/94        $ 99,906                     $100,079
12/31/94        $100,462                     $100,770
1/31/95         $102,346                     $102,765
2/28/95         $104,512                     $105,211
3/31/95         $105,359                     $105,852
4/30/95         $106,933                     $107,334
5/31/95         $111,181                     $111,488
6/30/95         $111,801                     $112,302
7/31/95         $111,524                     $112,055
8/31/95         $112,840                     $113,411
9/30/95         $113,942                     $114,511
10/31/95        $115,388                     $116,000
11/30/95        $116,908                     $117,739
12/31/95        $118,381                     $119,388
1/31/96         $119,054                     $120,176
2/29/96         $117,077                     $118,085
3/31/96         $116,331                     $117,258
4/30/96         $115,664                     $116,602
5/31/96         $115,422                     $116,368
6/30/96         $117,029                     $117,928
7/31/96         $117,323                     $118,246
8/31/96         $117,280                     $118,045
9/30/96         $119,361                     $120,099
10/31/96        $121,902                     $122,765
11/30/96        $124,106                     $124,864
12/31/96        $123,180                     $123,703
1/31/97         $123,745                     $124,087
2/28/97         $124,291                     $124,397
3/31/97         $123,125                     $123,016
4/30/97         $124,784                     $124,861
5/31/97         $125,845                     $126,048
6/30/97         $127,304                     $127,548
7/31/97         $130,777                     $130,991
8/31/97         $129,670                     $129,878
9/30/97         $131,527                     $131,800
10/31/97        $133,092                     $133,711
11/30/97        $133,501                     $134,326
12/31/97        $134,743                     $135,683
1/31/98         $135,950                     $137,420
2/28/98         $135,956                     $137,310
3/31/98         $136,671                     $137,777
4/30/98         $137,361                     $138,493
5/31/98         $138,588                     $139,809
6/30/98         $139,875                     $140,997
7/31/98         $139,882                     $141,293
8/31/98         $141,521                     $143,596
9/30/98         $143,171                     $146,956
10/31/98        $142,329                     $146,178
11/30/98        $143,972                     $147,011
12/31/98        $144,604                     $147,453
1/31/99         $145,878                     $148,505
2/28/99         $143,328                     $145,906
3/31/99         $144,500                     $146,714
4/30/99         $144,935                     $147,179
5/31/99         $143,508                     $145,884
6/30/99         $143,001                     $145,417
7/31/99         $142,177                     $144,806
8/31/99         $141,756                     $144,734
9/30/99         $143,820                     $146,414
10/31/99        $144,471                     $146,955
11/30/99        $144,792                     $146,944
12/31/99        $143,952                     $146,236
1/31/00         $143,112                     $145,756
2/29/00         $144,784                     $147,519
3/31/00         $146,477                     $149,463
4/30/00         $146,210                     $149,035
5/31/00         $145,940                     $148,967
6/30/00         $149,062                     $152,067
7/31/00         $150,385                     $153,446
8/31/00         $152,625                     $155,670
9/30/00         $153,779                     $156,649
10/31/00        $154,611                     $157,684
11/30/00        $157,028                     $160,262
12/31/00        $159,798                     $163,235

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS                   DECEMBER 31, 2000



 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +


             US TREASURY OBLIGATIONS -- 10.3%
 $2,615,000  US Treasury Bond                 5.250%   02/15/29    $2,510,808
    625,000  US Treasury Bond                 6.125%   11/15/27       672,701
    840,000  US Treasury Bond                 6.125%   08/15/29       914,812
  3,160,000  US Treasury Bond                 6.625%   02/15/27     3,608,436
    650,000  US Treasury Bond                 8.125%   08/15/21       849,700
  2,825,000  US Treasury Bond                 8.875%   02/15/19     3,881,875
  1,930,000  US Treasury Note                 5.750%   08/15/10     2,022,731
    300,000  US Treasury Note                 6.500%   02/15/10       328,336
    600,000  US Treasury Note                 6.750%   05/15/05       638,642
  2,605,000  US Treasury Note                 7.000%   07/15/06     2,836,069
  4,070,000  US Treasury Strip#               9.810%   02/15/20     1,371,708
  3,150,000  US Treasury Strip#              10.348%   11/15/21       963,109
                                                                 ------------
             Total US Treasury Obligations
                (Cost $19,250,737)                                 20,598,927
                                                                 ------------
             US GOVERNMENT AGENCY OBLIGATIONS -- MORTGAGE-BACKED -- 53.2%
    975,000  FHLMC                            5.000%   05/15/21       947,057
  5,662,696  FHLMC                            6.000%   02/01/29     5,485,787
  1,875,000  FHLMC                            6.300%   03/15/23     1,883,381
    996,713  FHLMC (Gold)                     7.000%   09/01/15     1,007,323
  3,775,107  FHLMC (Gold)                     7.000%   10/01/15     3,815,294
    710,717  FHLMC (IO), Ser. 2201,
                Class I                       8.000%   09/15/27        97,426
  2,000,000  FHLMC Gold (TBA)                 7.000%   01/01/16     2,020,624
 13,400,000  FHLMC Gold (TBA)                 7.500%   01/01/31    13,584,250
    782,515  FHLMC, Ser. 1458, Class H        7.000%   10/15/06       786,044
    898,672  FHLMC, Ser. 2034, Class PN       6.000%   04/15/18       894,349
    741,000  FNMA                             5.125%   02/13/04       732,264
    150,000  FNMA                             5.750%   04/15/03       150,518
  1,180,000  FNMA                             6.000%   12/15/05     1,192,243
    725,000  FNMA                             6.000%   05/15/08       727,727
  3,700,615  FNMA                             6.500%   04/01/28     3,653,428
  2,853,836  FNMA                             6.500%   05/01/28     2,817,446
  3,462,302  FNMA                             6.500%   06/01/28     3,418,155
    305,000  FNMA                             6.625%   11/15/30       320,703
    660,000  FNMA                             7.000%   06/25/21       665,761
    899,374  FNMA                             7.000%   03/01/24       904,934
  1,254,000  FNMA                             7.220%   02/17/21     1,300,729
  1,400,000  FNMA                             7.250%   01/15/10     1,519,690
  1,227,762  FNMA                             7.275%   12/01/27     1,251,618
  5,793,865  FNMA                             7.500%   03/01/30     5,877,481
  1,115,921  FNMA                             7.500%   06/01/30     1,131,535
    563,253  FNMA                             9.000%   03/01/25       588,630
 12,275,000  FNMA (TBA)                       7.500%   01/01/31    12,442,221
    440,205  FNMA Strip Trust (IO),
                Ser. 301, Class 2             6.500%   04/01/29       112,226
    475,261  FNMA (IO), Ser. 1997-68,
                Class CI                      8.000%   05/18/27        97,393
    762,888  FNMA (PO), Ser. 1999-52,
                Class OP (zero coupon)#       1.613%   10/25/29       519,358
    479,939  GNMA                             6.500%   12/15/28       475,116
  2,848,516  GNMA                             6.500%   03/15/29     2,817,570
    296,876  GNMA                             6.500%   04/15/29       293,813
  1,689,160  GNMA                             6.500%   05/15/29     1,671,733
  1,999,900  GNMA                             6.500%   06/15/29     1,979,267
  1,000,000  GNMA                             6.500%   07/15/29       989,683
    999,999  GNMA                             6.500%   08/15/29       989,682
  1,700,000  GNMA                             6.500%   12/15/30     1,681,708

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

   $340,186  GNMA                             7.000%   07/15/23      $342,931
    694,503  GNMA                             7.000%   05/15/24       699,935
    811,685  GNMA                             7.000%   06/15/28       815,663
  3,391,993  GNMA                             7.000%   12/15/28     3,406,923
    660,439  GNMA                             7.500%   12/15/25       672,561
    550,565  GNMA                             7.500%   06/15/26       560,385
    541,912  GNMA                             7.500%   07/15/26       551,577
  1,201,535  GNMA                             7.500%   08/15/27     1,222,667
  4,445,313  GNMA                             8.000%   04/15/30     4,557,117
  1,998,586  GNMA                             8.000%   06/15/30     2,048,852
    198,223  GNMA                             9.500%   10/15/24       209,340
  8,000,000  GNMA (TBA)                       6.500%   01/01/31     7,912,496
    202,018  GNMA II                          6.125%   12/20/17       205,796
    724,145  GNMA II                          6.375%   01/20/18       738,631
    586,627  GNMA II                          6.375%   04/20/24       598,708
    320,083  GNMA II                          6.625%   08/20/17       326,405
  1,014,522  GNMA II                          7.750%   09/20/21     1,035,468
                                                                 ------------
             Total US Government Agency
                Obligations --
                Mortgage-Backed
                (Cost $105,502,212)                               106,749,622
                                                                 ------------

             CORPORATE OBLIGATIONS -- 25.0%

             AEROSPACE AND DEFENSE -- 0.6%
    160,000  Lockheed Martin Corp.            7.200%   05/01/36       163,984
    505,000  Raytheon Co.                     7.900%   03/01/03       519,113
    575,000  United Technologies Corp.        7.125%   11/15/10       606,164
                                                                 ------------
                                                                    1,289,261
                                                                 ------------

             AIRLINES -- 0.7%
    300,000  Continental Airlines             8.312%   10/02/12       307,659
  1,000,000  Continental Airlines             8.048%   11/01/20     1,072,440
                                                                 ------------
                                                                    1,380,099
                                                                 ------------

             AUTOMOTIVE -- 1.1%
    900,000  Daimler Chrysler NA              7.750%   06/15/05       921,240
  1,280,000  Ford Motor Co.                   7.450%   07/16/31     1,203,968
                                                                 ------------
                                                                    2,125,208
                                                                 ------------

             BANKING -- 3.0%
  1,000,000  Bank of America Corp.            6.625%   08/01/07       984,129
    135,000  Bank of America Corp.            7.800%   02/15/10       140,506
    225,000  Bank of America Corp.            7.875%   05/16/05       237,480
    260,000  BNP Paribas Capital Trust
                (144A){::}                    9.003%   12/29/49       270,514
    230,000  Capital One Bank                 6.620%   08/04/03       224,476
    230,000  Dime Bancorp, Inc.               9.000%   12/19/02       231,307
    425,000  First National Bank of Chicago   8.080%   01/05/18       449,965
  1,200,000  First Union Corp.                6.400%   04/01/08     1,141,688
    280,000  First Union National Bank        7.800%   08/18/10       288,836
    490,000  ING Capital Funding Trust III
                (FRN)                         8.439%   12/31/49       498,507
    250,000  Wells Fargo Bank                 7.550%   06/21/10       264,590
  1,300,000  Westdeutsche Landesbank NY       6.050%   01/15/09     1,240,052
                                                                 ------------
                                                                    5,972,050
                                                                 ------------

             BEVERAGES, FOOD, AND TOBACCO -- 0.5%
    250,000  Conagra Inc.                     7.500%   09/15/05       261,253

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS                   DECEMBER 31, 2000


 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

   $320,000  Pepsi Bottling Holding
                (144A){::}                    5.375%   02/17/04      $312,633
    500,000  Unilever Capital Corp.           6.875%   11/01/05       515,993
                                                                 ------------
                                                                    1,089,879
                                                                 ------------

             BUILDING MATERIALS -- 0.5%
  1,000,000  Hanson plc                       7.875%   09/27/10       995,394
                                                                 ------------

             CHEMICALS -- 0.4%
    520,000  Lilly Del Mar, Inc.              7.717%   08/01/29       538,257
    250,000  Lyondell Chemical Co.            9.875%   05/01/07       242,500
                                                                 ------------
                                                                      780,757
                                                                 ------------

             COMMERCIAL SERVICES -- 0.2%
    265,000  ERAC USA Finance Co.             8.250%   05/01/05       272,613
    250,000  United Rentals                   9.000%   04/01/09       187,500
                                                                 ------------
                                                                      460,113
                                                                 ------------

             COMMUNICATIONS -- 0.6%
    881,608  Jasmine Submarine
                Telecommunications
                (144A){::}                    8.483%   05/30/11       855,962
    250,000  Marconi Corp. plc                7.750%   09/15/10       246,118
     75,000  Williams Communications Group,
                Inc.                         10.875%   10/01/09        55,875
                                                                 ------------
                                                                    1,157,955
                                                                 ------------

             DIVERSIFIED -- 0.3%
    246,000  Edperbrascan Corp.               7.125%   12/16/03       243,050
    365,000  Tyco International Group SA      6.875%   09/05/02       366,584
                                                                 ------------
                                                                      609,634
                                                                 ------------

             ELECTRIC UTILITIES -- 1.7%
    250,000  Calpine Corp.                    8.625%   08/15/10       242,124
    145,000  Great Lakes Power, Inc.          8.300%   03/01/05       148,522
    977,500  NRG Energy South Central         8.962%   03/15/16     1,037,761
  1,100,000  Reliant Energy - Mid Atlantic
                (144A){::}                    9.237%   07/02/17     1,146,132
    104,932  RGS (AEGCO) Funding Co.          9.810%   12/07/21       122,258
    136,334  Salton Sea Funding, Ser. B       7.370%   05/30/05       131,238
    235,000  Southern Energy Mid - Atlantic
                (144A){::}                    8.625%   06/30/12       237,588
    250,000  Southern Energy Mid - Atlantic
                (144A){::}                   10.060%   12/30/28       255,676
                                                                 ------------
                                                                    3,321,299
                                                                 ------------
             ELECTRONICS -- 0.5%
  1,100,000  Midwest Generation LLC
                (144A){::}                    8.560%   01/02/16     1,003,225
                                                                 ------------
             ENTERTAINMENT AND LEISURE -- 0.2%
    250,000  Park Place Entertainment         7.875%   12/15/05       245,000
    105,000  Station Casinos (144A){::}       8.875%   12/01/08       102,900
                                                                 ------------
                                                                      347,900
                                                                 ------------

             FINANCIAL SERVICES -- 6.3%
    990,000  Associates Corp. of North
                America                       5.800%   04/20/04       974,385
  1,000,000  Bear Stearns Co., Inc.           6.750%   12/15/07       975,554
    700,000  Boeing Capital Corp.             7.375%   09/27/10       750,151

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

   $245,000  Countrywide Capital I            8.000%   12/15/26      $214,976
     70,000  Duke Capital Corp.               7.500%   10/01/09        73,094
    310,000  FleetBoston Financial Corp.      7.250%   09/15/05       320,964
    380,000  Ford Motor Credit Corp.          7.600%   08/01/05       390,182
    295,000  General Electric Capital
                Corp., Ser. MTNA              7.000%   02/03/03       301,071
    550,000  Goldman Sachs Group Inc.         6.650%   05/15/09       537,210
    190,000  Household Finance Corp.          8.000%   07/15/10       200,508
    384,000  Husky Terra Nova Finance Ltd.    8.450%   02/01/12       404,037
    310,000  Kern River Funding Corp.
                (144A){::}                    6.720%   09/30/01       310,258
    400,000  Lehman Brothers Holdings, Inc.   7.000%   05/15/03       403,159
    220,000  Natexis Ambs Co., L.L.C.         8.440%   12/29/49       214,653
    400,000  NiSource Finance Corp.
                (144A){::}                    7.500%   11/15/03       410,506
    175,000  Pemex Finance Ltd.               9.030%   02/15/11       184,790
    245,000  PP&L Capital Funding             7.750%   04/15/05       247,554
  1,885,000  Prudential Securities
                Financing                     6.480%   01/15/09     1,889,311
    285,000  Ras Laffan-Lincs,
                Ser. 1997-11 (144A){::}       7.850%   03/18/14       305,623
  1,200,000  Sears Roebuck Acceptance Corp.   6.000%   03/20/03     1,178,652
    680,000  Sprint Capital Corp.             6.900%   05/01/19       562,956
    700,000  Telecom New Zealand Finance      6.250%   02/10/03       687,653
    155,000  UBS Preferred Funding Trust I    8.622%   10/29/49       162,678
    850,000  US West Capital Funding          6.375%   07/15/08       808,998
    150,000  US West Capital Funding          6.500%   11/15/18       130,140
                                                                 ------------
                                                                   12,639,063
                                                                 ------------

             FOREST PRODUCTS AND PAPER -- 0.3%
    345,000  Abitibi - Consolidated, Inc.     8.850%   08/01/30       329,297
    390,000  Georgia-Pacific Corp.            7.750%   11/15/29       310,396
                                                                 ------------
                                                                      639,693
                                                                 ------------

             HEALTHCARE PROVIDERS -- 0.2%
    400,000  Tenet Healthcare Corp.           8.625%   01/15/07       409,500
                                                                 ------------

             HEAVY MACHINERY -- 0.4%
    550,000  Caterpillar, Inc.                6.625%   07/15/28       498,182
    775,000  Cummins Engine Co., Inc.         5.650%   03/01/98       397,489
                                                                 ------------
                                                                      895,671
                                                                 ------------

             INDUSTRIAL -- 0.3%
    540,000  Yosemite Security Trust I        8.250%   11/15/04       558,993
                                                                 ------------

             INSURANCE -- 0.7%
    335,000  Anthem Insurance                 9.000%   04/01/27       288,921
    330,000  Anthem Insurance (144A){::}      9.125%   04/01/10       324,185
    535,000  Florida Windstorm Underwriting   6.500%   08/25/02       535,035
    290,000  The MONY Group, Inc.             7.450%   12/15/05       293,396
                                                                 ------------
                                                                    1,441,537
                                                                 ------------

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS                   DECEMBER 31, 2000


 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

             MEDIA - BROADCASTING AND PUBLISHING -- 0.9%
   $150,000  Century Communications (zero
                coupon)#                     14.338%   03/15/03      $112,500
    315,000  Clear Channel Communication,
                Inc.                          7.250%   09/15/03       319,032
    200,000  Hollinger International
                Publishing, Inc.              8.625%   03/15/05       198,000
  1,000,000  News America Inc.                6.625%   01/09/08       933,263
    180,000  Viacom, Inc.                     7.875%   07/30/30       184,524
                                                                 ------------
                                                                    1,747,319
                                                                 ------------

             MEDICAL SUPPLIES -- 0.1%
    250,000  Owens & Minor                   10.875%   06/01/06       260,000
                                                                 ------------

             METALS AND MINING -- 0.7%
    250,000  California Steel Industries      8.500%   04/01/09       210,000
    260,000  CMS Panhandle Holding Co.        6.125%   03/15/04       250,252
  1,000,000  El Paso Energy Corp.             6.750%   05/15/09       985,835
                                                                 ------------
                                                                    1,446,087
                                                                 ------------

             OIL AND GAS -- 1.1%
    180,000  California Petroleum Transport   8.520%   04/01/15       190,381
    160,000  Canadian Occidental Petroleum    7.125%   02/04/04       160,663
  1,000,000  Occidental Petroleum             8.450%   02/15/29     1,102,149
    440,000  Petroleum Geo-Services ASA       7.125%   03/30/28       354,609
    195,000  Trans-Canada Pipeline Ltd.       9.875%   01/01/21       238,999
    250,000  Triton Energy Ltd.               8.875%   10/01/07       252,813
                                                                 ------------
                                                                    2,299,614
                                                                 ------------

             REAL ESTATE -- 0.9%
  1,100,000  EOP Operating LP                 8.100%   08/01/10     1,156,332
    350,000  HMH Properties                   7.875%   08/01/05       336,875
     50,000  Rouse Co.                        8.500%   01/15/03        51,560
    250,000  Societe Generale Real Estate
                LLC                           7.640%   12/29/49       239,643
                                                                 ------------
                                                                    1,784,410
                                                                 ------------

             TELEPHONE SYSTEMS -- 1.6%
    195,000  BellSouth Capital Funding        7.120%   07/15/97       172,083
    510,000  British Telecom plc              8.125%   12/15/10       516,898
    345,000  British Telecom plc              8.625%   12/15/30       345,444
    230,000  Deutsche Telekom International
                Financial                     8.250%   06/15/30       227,214
  1,000,000  GTE Florida, Inc.                6.310%   12/15/02     1,002,215
    250,000  Koninklijke KPN NV (144A){::}    8.000%   10/01/10       233,782
    165,000  Qwest Capital Funding
                (144A){::}                    7.900%   08/15/10       169,254
    455,000  WorldCom, Inc.                   6.400%   08/15/05       437,942
                                                                 ------------
                                                                    3,104,832
                                                                 ------------

             TRANSPORTATION -- 1.0%
  1,000,000  Norfolk Southern Corp.           6.950%   05/01/02     1,004,366
  1,175,000  Windsor Petroleum
                Transportation (144A){::}     7.840%   01/15/21     1,056,372
                                                                 ------------
                                                                    2,060,738
                                                                 ------------

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +


             WATER SYSTEMS -- 0.2%
   $440,000  Hyder plc (144A){::}             7.375%   12/15/28      $354,145
                                                                 ------------
             Total Corporate Obligations
                (Cost $49,574,848)                                 50,174,376
                                                                 ------------

             ASSET-BACKED SECURITIES -- 16.1%
    176,299  Advanta Mortgage Loan Trust,
                Ser. 1997-1, Class B1F        8.150%   05/25/27       176,970
    449,560  Americredit Auto Receivables
                Trust, Ser. 1997-C,
                Class A3                      6.300%   07/05/03       449,793
    840,000  Americredit Auto Receivables
                Trust, Ser. 2000-C,
                Class A3                      5.880%   12/12/05       840,941
  1,010,000  Americredit Automobile
                Receivables Trust,
                Ser. 2000-C, Class A3         7.150%   08/12/04     1,026,928
    763,519  Amresco Mortgage Loan Trust,
                Ser. 1997-1, Class B1F        7.915%   03/25/27       756,941
  1,348,460  Amresco Residential Securities
                Mortgage Loan,
                Ser. 1997-1, Class A8         7.240%   03/25/27     1,368,636
    880,000  Asset Securitization Corp.,
                Ser. 1996-MD6, Class A1B      6.880%   11/13/26       894,522
  1,195,000  Bay View Auto Trust,
                Ser. 2000-LJ1, Class A4       7.640%   11/25/10     1,233,073
  1,250,000  Chase Credit Card Master
                Trust, Ser. 1999-3,
                Class A                       6.660%   01/15/07     1,279,794
    112,491  Continental Airlines,
                Ser. 96-B                     7.820%   10/15/13       113,810
  1,039,317  EQCC Home Equity Loan Trust,
                Ser. 1993-3, Class A7F        7.448%   08/25/30     1,060,918
    807,599  Falcon Franchise Loan LLC,
                Ser. 2000-1, Class A1         7.382%   10/05/10       807,577
  2,500,000  First Union Lehman Brothers
                Bank of America,
                Ser. 1998-C2, Class A2        6.560%   11/18/08     2,529,270
  1,037,019  GE Capital Mortage Services,
                Inc., Ser. 1999-2,
                Class A1                      6.500%   04/25/29     1,018,010
  2,000,000  GMAC Commercial Mortgage
                Securities, Inc.,
                Ser. 1998-C2, Class A2        6.420%   08/15/08     2,003,030
  1,095,000  Household Automotive Trust,
                Ser. 2000-2, Class A3         7.340%   11/17/04     1,123,777
  1,018,814  LB Commercial Conduit Mortgage
                Trust, Ser. 1998-C4,
                Class A1A                     5.870%   08/15/06     1,010,123

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS                   DECEMBER 31, 2000


 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

 $1,100,000  MBNA Master Credit Card Trust,
                Ser. 2000-A, Class A          7.350%   07/16/07    $1,154,560
  1,085,000  Nationslink Funding Corp.,
                Ser. 1999-SL, Class A2        6.096%   12/10/01     1,084,010
  5,000,000  Nomura Asset Securities Corp.,
                Ser. 1998-D, Class A          6.590%   03/17/28     5,067,525
    850,000  Northwest Airlines plc,
                Ser. 2000-1                   8.072%   10/01/19       914,133
  1,609,334  Norwest Asset Securities
                Corp., Ser. 1998-33,
                Class A3                      6.000%   01/25/29     1,378,153
    610,000  Olympic Auto Receivable Trust,
                Ser. 1996-D, Class A5         6.250%   11/15/04       610,104
    123,994  Olympic Auto Receivable Trust,
                Ser. 1997-A, Class A4         6.625%   12/15/02       124,073
    755,000  Olympic Auto Receivable Trust,
                Ser. 1997-A, Class A5         6.800%   02/15/05       757,333
    195,360  PDVSA Finance Ltd.,
                Ser. 1999-F                   8.750%   02/15/04       196,886
    313,865  Saxon Asset Securities Trust,
                Ser. 2000-1, Class BF1A       8.990%   06/25/01       313,103
    370,000  UCFC Home Equity Loan,
                Ser. 1997-A1, Class A6        7.435%   11/25/24       379,139
  1,480,000  UCFC Home Equity Loan,
                Ser. 1997-C, Class A          6.280%   02/15/27     1,440,002
    675,882  UCFC Home Equity Loan,
                Ser. 1997-C, Class A7         6.845%   01/15/29       682,702
    485,000  UCFC Home Equity Loan,
                Ser. 1997-D, Class A5         6.755%   11/15/23       487,100
    153,673  Union Acceptance Corp. (IO),
                Ser. 1997-B, Class I          1.850%   06/08/27           502
    135,000  United Air Lines, Ser. 2000-2    7.811%   10/01/09       135,810
                                                                 ------------
             Total Asset-Backed Securities
                (Cost $31,955,469)                                 32,419,248
                                                                 ------------

             FOREIGN OBLIGATIONS -- 2.4%
    310,000  Abbey National Capital Trust I
                (FRN)                         8.963%   12/29/49       319,833
    590,000  Malaysia Global Government

                Bond                          8.750%   06/01/09       639,796
    190,000  New Brunswick (Province)         9.750%   05/15/20       245,326
    265,000  Ontario Hydro                    6.100%   01/30/08       264,069
    125,000  Province of Manitoba             5.500%   10/01/08       119,368
    385,000  Province of Manitoba             7.500%   02/22/10       420,558
    245,000  Province of Ontario              7.750%   06/04/02       251,173
    100,000  Province of Saskatchewan         7.375%   07/15/13       107,945
     80,000  Quebec Province                  7.500%   09/15/29        86,131
    550,000  Republic of Chile                6.875%   04/28/09       534,210

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE      VALUE +

   $590,000  Republic of Korea                8.875%   04/15/08      $635,725
    590,000  Republic of South Africa         9.125%   05/19/09       604,750
    525,000  Skandinaviska Enskilda Banken    6.500%   12/29/49       512,635
                                                                 ------------
             Total Foreign Obligations
                (Cost $4,567,486)                                   4,741,519
                                                                 ------------




  NUMBER
 OF SHARES


             PREFERRED STOCKS -- 0.9%
     10,325  Duke Realty Investments Series B              459,786
      1,110  Pinto Totta International Finance
                Series B (144A){::}                      1,088,147
      7,500  SPG Properties, Inc. Series C                 320,860
                                                       -----------
             Total Preferred Stocks
                (Cost $1,880,412)                        1,868,793
                                                       -----------




 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE


             SHORT-TERM INVESTMENTS -- 9.3%

             REPURCHASE AGREEMENTS -- 9.1%
$17,416,373     Investors Bank & Trust Co. -- Repurchase
                   Agreement, issued 12/29/00 (proceeds at
                   maturity $17,426,397) (Collateralized by
                   $13,298,855 FHLMC ARM, 7.29%, due 10/15/23,
                   with a market value $13,332,102 and $5,138,428
                   FNMA ARM, 5.14%, due 12/25/21 with a market value of

             $4,955,089)                      5.180%       01/02/01  17,416,373
  1,000,000  Nomura Securities, Inc. -- Repurchase Agreement
                issued 12/22/00 (proceeds at maturity
                $1,001,965) (Collateralized by $1,002,405 FNMA
                ARM, 8.231%, due 02/01/25, with a market value
                of
             $1,024,257)                      6.430%       01/02/01   1,000,000
             Total Repurchase Agreements
                (Cost $18,416,373)                                   18,416,373
                                                                    -----------

             US TREASURY SECURITIES -- 0.2%#
     20,000  US Treasury Bill+                4.486%       01/11/01      19,973
    350,000  US Treasury Bill+                6.625%       06/30/01     351,531
                                                                    -----------
             Total US Treasury Securities
                (Cost $370,127)                                         371,504
                                                                    -----------
             Total Short-Term Investments
                (Cost $18,786,500)                                   18,787,877
                                                                    -----------
             Total Investments -- 117.2%
                (Cost $231,517,664)                                 235,340,362
             Liabilities in Excess of Other
                Assets -- (17.2%)                                   (34,529,213)
                                                                    -----------
             NET ASSETS -- 100.0%                                  $200,811,149
                                                                   ============




             SHORT PORTFOLIO -- (2.0%)

             US GOVERNMENT -- (2.0%)
  4,000,000  GNMA (TBA), 7.000%, 01/25/2030              (4,016,248)
                                                       ------------
             Total Short Portfolio
                (Proceeds $4,025,000)                   $(4,016,248)
                                                       ============

--------------------------------------------------------------------------------

  TIFF BOND FUND / SCHEDULE OF INVESTMENTS                   DECEMBER 31, 2000



SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL MARKET VALUE):


Basic Industries                                             0.6%
Consumer Cyclical                                            4.5
Consumer Non-Cyclical                                        0.3
Energy                                                       1.0
Financial Services                                          22.6
General Obligations                                          0.3
Industrial                                                   1.8
Metals and Mining                                            0.6
Miscellaneous                                                0.9
Repurchase Agreements                                        7.8
Technology                                                   1.4
Transportation                                               0.9
US Government Obligations                                   54.3
Utilities                                                    3.0
                                                           -----
Total                                                      100.0%
                                                           =====


ARM  Adjustable Rate Mortgage
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
FRN  Floating Rate Note
GNMA Government National Mortgage Association

 IO  Interest-Only Security
 PO  Principal-Only Security
TBA  To be announced
  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2000, the aggregate market value of these securities was $8,436,902 or 4.20% of net assets.
  # Interest rate represents the yield to maturity at the time of purchase.

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND                                       DECEMBER 31, 2000

POLICY CONSIDERATIONS: Many foundations park funds earmarked for near-term spending in high quality, very short-term instruments. The bias in favor of high quality paper is unarguably correct, but the bias in favor of very short-term securities is suspect because the liabilities being funded are often longer-lived than the cash equivalents earmarked for their payment. Under normal circumstances, the yield curve is positively sloped, and a short-term income fund that holds securities whose average maturity is modestly longer than the typical money market fund has the potential to produce meaningfully higher returns over time. For this reason, the TIFF Short-Term Fund maintains an average duration longer than the typical money market fund. To ensure that the Fund's manager does not take undue risks in seeking to outperform its six-month Treasury bill benchmark, the prospectus imposes on it numerous restrictions, including maturity limits which ensure that the average duration of the Fund's holdings does not exceed six months.

PERFORMANCE EVALUATION: Since its inception in May 1994, the Fund has outperformed the average money market mutual fund tracked by Lipper by 76 basis points per annum. It has also outperformed its Treasury bill benchmark--a tribute to the skill of the only manager that the Fund has employed, Fischer Francis Trees & Watts (FFTW). As noted above, FFTW manages the Fund pursuant to guidelines that severely circumscribe risk-taking. Although these guidelines do not compel FFTW to manage the Fund's assets in a manner that will keep its share price stable at all times (an imperative imposed on managers of conventional money market funds), the Fund has produced a negative total return in NONE of the 79 months since its inception. Despite its small asset base, the TIFF Short-Term Fund offers its members an attractive expense ratio of 0.35%. TIFF's trustees remain hopeful that an increasing number of eligible non-profits will consider it as a cost-efficient alternative to other cash management vehicles they may be using.

                                              TOTAL RETURN
                                          ---------------------
                                             TIFF        ML
                                          Short-Term   182-day
                                            Fund*     T-bill**
                                          ---------------------
Calendar Year 2000                            6.86%      6.52%
3-Year Annualized                             5.82%      5.57%
5-Year Annualized                             5.61%      5.51%
Annualized since Inception*                   5.70%      5.60%
Cumulative since Inception*                  44.12%     43.21%

------------

     Past performance is not predictive of future performance.
  *  Commencement of operations was May 31, 1994.
 **  Merrill Lynch 182-day Treasury Bill Index.

                                                           GROWTH OF A $50,000
                                  INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



          TIFF SHORT-TERM FUND  MERRILL LYNCH 182-DAY TREASURY BILL INDEX

5/31/94                $50,000                                    $50,000
6/30/94                $50,177                                    $50,222
7/31/94                $50,459                                    $50,434
8/31/94                $50,706                                    $50,631
9/30/94                $50,850                                    $50,773
10/31/94               $51,169                                    $51,003
11/30/94               $51,295                                    $51,154
12/31/94               $51,525                                    $51,374
1/31/95                $51,842                                    $51,709
2/28/95                $52,184                                    $52,012
3/31/95                $52,396                                    $52,276
4/30/95                $52,699                                    $52,553
5/31/95                $53,063                                    $52,871
6/30/95                $53,326                                    $53,149
7/31/95                $53,585                                    $53,419
8/31/95                $53,838                                    $53,679
9/30/95                $54,143                                    $53,905
10/31/95               $54,295                                    $54,169
11/30/95               $54,555                                    $54,433
12/31/95               $54,839                                    $54,735
1/31/96                $55,155                                    $55,006
2/29/96                $55,301                                    $55,202
3/31/96                $55,448                                    $55,390
4/30/96                $55,617                                    $55,614
5/31/96                $55,847                                    $55,842
6/30/96                $56,129                                    $56,079
7/31/96                $56,341                                    $56,328
8/31/96                $56,651                                    $56,577
9/30/96                $56,913                                    $56,872
10/31/96               $57,240                                    $57,145
11/30/96               $57,511                                    $57,397
12/31/96               $57,733                                    $57,641
1/31/97                $57,999                                    $57,891
2/28/97                $58,268                                    $58,159
3/31/97                $58,443                                    $58,385
4/30/97                $58,637                                    $58,661
5/31/97                $58,979                                    $58,980
6/30/97                $59,257                                    $59,265
7/31/97                $59,591                                    $59,538
8/31/97                $59,814                                    $59,779
9/30/97                $60,087                                    $60,084
10/31/97               $60,368                                    $60,357
11/30/97               $60,581                                    $60,576
12/31/97               $60,799                                    $60,854
1/31/98                $61,266                                    $61,166
2/28/98                $61,489                                    $61,395
3/31/98                $61,756                                    $61,697
4/30/98                $62,041                                    $61,966
5/31/98                $62,321                                    $62,240
6/30/98                $62,611                                    $62,539
7/31/98                $62,877                                    $62,837
8/31/98                $63,225                                    $63,160
9/30/98                $63,566                                    $63,539
10/31/98               $63,775                                    $63,807
11/30/98               $63,986                                    $63,978
12/31/98               $64,262                                    $64,248
1/31/99                $64,602                                    $64,494
2/28/99                $64,798                                    $64,668
3/31/99                $65,137                                    $64,963
4/30/99                $65,404                                    $65,182
5/31/99                $65,622                                    $65,406
6/30/99                $65,898                                    $65,643
7/31/99                $66,118                                    $65,931
8/31/99                $66,345                                    $66,127
9/30/99                $66,633                                    $66,453
10/31/99               $66,941                                    $66,699
11/30/99               $67,189                                    $66,925
12/31/99               $67,432                                    $67,224
1/31/00                $67,783                                    $67,511
2/29/00                $68,077                                    $67,844
3/31/00                $68,337                                    $68,188
4/30/00                $68,730                                    $68,509
5/31/00                $69,008                                    $68,879
6/30/00                $69,422                                    $69,273
7/31/00                $69,856                                    $69,612
8/31/00                $70,291                                    $69,991
9/30/00                $70,722                                    $70,367
10/31/00               $71,086                                    $70,744
11/30/00               $71,536                                    $71,153
12/31/00               $72,058                                    $71,603

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS             DECEMBER 31, 2000


PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                      RATE      DATE       VALUE+


            ASSET-BACKED SECURITIES -- 59.2%
$2,500,000  American Express Credit
               Account, Ser. 1996-1, Class A 6.800%   12/15/03    $2,504,750
 1,832,837  Amortizing Residential
               Collateral Trust (FRN),
               Ser. 2000-BC1, Class A1       6.706%   04/25/29     1,835,835
   446,149  Banc One Home Equity Trust,
               Ser. 1999-1, Class A1         6.060%   01/25/12       443,664
   476,237  BCI Home Equity Loan (FRN),
               Ser. 1996-1, Class A          6.791%   04/28/26       476,214
   739,109  BMW Vehicle Owner Trust, Ser.
               1999-A, Class A2              6.160%   12/25/01       739,109
 3,000,000  Bombardier Receivables Master
               Trust I (FRN), Ser. 1997-1,
               Class A                       6.740%   04/15/04     3,002,328
 2,000,000  CIT Equipment Collateral, Ser.
               2000-2, Class A2              6.810%   12/20/02     2,008,352
 3,000,000  CNH Equipment Trust, Ser.
               2000-B, Class A2              6.870%   02/15/04     3,018,201
 2,750,000  Conseco Finance Securitization
               Corp., Ser. 2000-6, Class
               A1                            6.430%   09/01/32     2,750,000
 1,348,111  Countrywide Home Equity Loan
               Trust (FRN), Ser. 1998-A,
               Class A                       6.810%   03/15/24     1,345,873
 4,000,000  FNMA                             6.890%   08/03/01     4,018,836
 1,442,039  FNMA, Ser. 2044, Class PH        6.000%   08/15/15     1,435,329
   569,568  HFC Revolving Home Equity Loan
               Trust (FRN), Ser. 1996-1,
               Class A                       6.819%   07/20/17       568,981
 1,204,950  Ikon Receivables LLC, Ser.
               1999-1, Class A3              5.990%   05/15/05     1,211,553
 3,000,000  Lakeshore Commercial Loan
               Master Trust (FRN), Ser.
               1998-AA, Class A2
               (144A){::}                    6.420%   07/25/04     2,999,531
 3,000,000  Leaf Master Trust I (FRN),
               Ser. 1999-1, Class A1(a)      7.020%   11/15/04     3,005,156
 2,500,000  Mitsubishi Motor Credit
               Automobile Trust, Ser.
               1999-2, Class A2              6.800%   08/15/03     2,516,875
 1,437,712  Newcourt Equipment Trust
               Securities, Ser. 1998-2,
               Class A3                      5.450%   10/15/02     1,433,859
 2,000,000  Onyx Acceptance Auto Trust,
               Ser. 2000-C, Class A          7.050%   05/15/03     2,015,660
   414,120  Premier Auto Trust, Ser.
               1997-1, Class A4              6.350%   04/06/02       414,132
 2,178,080  Provident Bank Home Equity
               Loan Trust, Ser. 1996-2,
               Class A2                      6.850%   01/25/28     2,170,509
   230,784  Residential Funding Mortgage
               Securities (FRN), Ser.
               1998-HS1, Class A             6.799%   06/22/23       230,423
  $265,877  Residential Funding Mortgage
               Securities I, Ser.
               1997-S11, Class A2            7.000%   08/25/12      $264,598
 3,000,000  Standard Credit Card Master
               Trust, Ser. 1994-4,
               Class Cl                      8.250%   11/07/03     3,052,290
 2,000,000  Textron Financial Corp.
               Receivable, Ser. 2000-B,
               Class C                       6.890%   04/15/05     1,999,816
                                                                 -----------
            Total Asset-Backed Securities
               (Cost $45,358,254)                                 45,461,874
                                                                 -----------
            US TREASURY OBLIGATIONS -- 4.7%
 3,610,000  US Treasury Note
               (Cost $3,610,208)             6.375%   03/31/01     3,613,527
                                                                 -----------
            SHORT-TERM INVESTMENTS -- 34.9%

            COMMERCIAL PAPER -- 8.6%#

            BANKING -- 1.3%
 1,000,000  ABN AMRO Bank NV                 8.078%   04/18/01       976,655
                                                                 -----------

            FINANCIAL SERVICES -- 2.2%
 1,725,000  Motorola Credit Corp.            6.234%   05/01/01     1,690,071
                                                                 -----------

            GENERAL OBLIGATIONS -- 5.1%
 4,000,000  New Zealand Governemt            6.238%   04/30/01     3,919,616
                                                                 -----------
            Total Commercial Paper
               (Cost $6,582,677)                                   6,586,342
                                                                 -----------

            US TREASURY SECURITY -- 9.5%#
 7,500,000  US Treasury Bill+
               (Cost $7,334,203)             5.694%   05/10/01     7,350,930
                                                                 -----------

            TIME DEPOSITS -- 16.8%
 2,500,000  Bayerische Hypotheken und

               Weschel Bank AG               7.250%   05/14/01     2,507,610
   373,000  Investors Bank and Trust
               Depository Receipt            6.250%   01/02/01       373,000
 3,000,000  Landesbank Baden                 6.670%   04/03/01     3,002,739
 1,000,000  Landesbank Hessen                6.010%   09/04/01     1,002,548
 3,500,000  National Bank of Canada          6.710%   03/12/01     3,502,135
 2,500,000  Rabobank Bank Nederland NV       6.825%   08/28/01     2,510,460
                                                                 -----------
            Total Time Deposits
               (Cost $12,873,420)                                 12,898,492
                                                                 -----------
            Total Short-Term Investments
               (Cost $26,790,300)                                 26,835,764
                                                                 -----------
            Total Investments -- 98.8%
               (Cost $75,758,762)                                 75,911,165
            Other Assets in Excess of
               Liabilities -- 1.2%                                   924,062
                                                                 -----------
            NET ASSETS -- 100.0%                                 $76,835,227
                                                                 ===========

--------------------------------------------------------------------------------


  TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS             DECEMBER 31, 2000



SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL MARKET VALUE):

Consumer Cyclical                                            4.2%
Financial Services                                          61.6
General Obligations                                          5.2
Industrial                                                  12.7
US Government Obligations                                   16.3
                                                           -----
Total                                                      100.0%
                                                           =====


FNMA Federal National Mortgage Association
FRN  Floating Rate Note

  + Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2000, the aggregate market value of these securities was $2,999,531 or 3.90% of net assets.
  #  Interest rate represents the yield to maturity at the time of purchase.
(a) Security is valued in good faith under procedures established by the board of directors.

        See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES                        DECEMBER 31, 2000



                                         TIFF          TIFF           TIFF
                                     MULTI-ASSET   INTERNATIONAL    EMERGING
                                         FUND       EQUITY FUND   MARKETS FUND

ASSETS

Investments in securities, at
  value(a)                           $225,888,313  $180,361,703   $ 40,809,156
Cash                                        2,243            --         26,099
Foreign currency(b)                         9,613       452,877          5,502
Receivables for:
  Securities sold                       6,505,877     1,066,702         51,797
  Dividends and tax reclaims              222,105       375,208        147,199
  Interest                                627,962           949            239
  Net unrealized appreciation on
    forward currency contracts            111,234       294,085             --
                                     -----------------------------------------
Total Assets                          233,367,347   182,551,524     41,039,992
                                     -----------------------------------------

LIABILITIES
Payable for:

  Securities purchased                 18,124,063     1,171,888         79,344
  Variation margin on financial
    futures contracts                      54,697       123,932             --
Accrued expenses and other
  liabilities                             153,416       145,548         91,627
                                     -----------------------------------------
Total Liabilities                      18,332,176     1,441,368        170,971
                                     -----------------------------------------
NET ASSETS                           $215,035,171  $181,110,156   $ 40,869,021
                                     =========================================

SHARES OUTSTANDING(C)                  17,647,975    16,097,676      6,485,129
                                     =========================================
NET ASSET VALUE PER SHARE            $      12.18  $      11.25   $       6.30
                                     =========================================

COMPONENTS OF NET ASSETS:
  Capital stock                      $201,526,685  $173,786,770   $ 64,069,581
  Distribution in excess of net
    investment income                  (2,939,660)   (1,336,275)      (853,544)
  Accumulated net realized gain
    (loss) on investments             (10,483,172)        9,735    (15,791,142)
  Net unrealized appreciation
    (depreciation) on investments,
    short sales, financial futures
    contracts, forward currency
    contracts, and translation of
    other assets and liabilities
    denominated in foreign
    currencies                         26,931,318     8,649,926     (6,555,874)
                                     -----------------------------------------
                                     $215,035,171  $181,110,156   $ 40,869,021
                                     =========================================
------------------------------------------------------------------------------
(a) Cost of investments:             $198,706,658  $171,061,469   $ 47,345,220
(b) Cost of foreign currency:        $      9,312  $    454,323   $      5,799


(c)  Authorized 500,000,000 shares, par value $0.001 for each fund.

See accompanying Notes to Financial Statements.

  STATEMENT OF ASSETS AND LIABILITIES                        DECEMBER 31, 2000


                                         TIFF          TIFF         TIFF
                                      US EQUITY        BOND      SHORT-TERM
                                         FUND          FUND         FUND
ASSETS
Investments in securities, at
  value(a)                           $243,366,114  $235,340,362  $75,911,165
Cash                                        2,634         1,743      384,538
Receivables for:
  Securities sold short                        --     4,025,000           --
  Capital stock sold                           --            --       58,251
  Securities sold                         423,442     6,111,289           --
  Dividends                               255,081        10,312           --
  Interest                                  1,655     2,229,641      666,147
  Variation margin on financial
    futures contracts                          --            --        5,978
  Deposit with broker for short
    sales                                 208,970            --           --
                                     ---------------------------------------
Total Assets                          244,257,896   247,718,347   77,026,079
                                     ---------------------------------------

LIABILITIES
Payable for:

  Capital stock repurchased               770,042       507,738       56,829
  Securities purchased                    283,805    41,891,055           --
  Market value of securities sold
    short(b)                              202,171     4,016,248           --
  Variation margin on financial
    futures contracts                     145,600        19,468           --
  Dividends payable from net
    investment income                          --       397,534       59,179
Accrued expenses and other
    liabilities                            50,147        75,155       74,844
                                     ---------------------------------------
Total Liabilities                       1,451,765    46,907,198      190,852
                                     ---------------------------------------
NET ASSETS                           $242,806,131  $200,811,149  $76,835,227
                                     =======================================

SHARES OUTSTANDING(C)                  18,740,822    20,116,955    7,684,663
                                     =======================================
NET ASSET VALUE PER SHARE            $      12.96  $       9.98  $     10.00
                                     =======================================

COMPONENTS OF NET ASSETS:
  Capital stock                      $231,481,840  $202,290,930  $76,831,220
  Undistributed (distribution in
    excess of) net investment
    income                                445,740         6,763      (13,326)
  Accumulated net realized loss on
    investments                        (4,806,030)   (4,984,947)    (148,728)
  Net unrealized appreciation
    (depreciation) on investments,
    short sales, financial futures
    contracts, forward currency
    contracts, and translation of
    other assets and liabilities
    denominated in foreign
    currencies                         15,684,581     3,498,403      166,061
                                     ---------------------------------------
                                     $242,806,131  $200,811,149  $76,835,227
                                     =======================================
----------------------------------------------------------------------------
(a) Cost of investments:             $227,501,624  $231,517,664  $75,758,762
(b) Proceeds:                        $    254,313  $  4,025,000           --

(c) Authorized 500,000,000 shares, par value $0.001 for each fund.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS              FOR THE YEAR ENDED DECEMBER 31, 2000



                                        TIFF          TIFF           TIFF
                                     MULTI-ASSET  INTERNATIONAL    EMERGING
                                        FUND       EQUITY FUND   MARKETS FUND

INVESTMENT INCOME
Interest                             $3,898,644   $  1,097,163   $    100,601
Dividends(a)                          1,978,181      3,440,929      1,025,075
                                     ----------------------------------------
Total Investment Income               5,876,825      4,538,092      1,125,676
                                     ----------------------------------------
OPERATING EXPENSES
Investment advisory fees                445,216        315,238        105,444
Money manager fees                    1,072,633      1,439,023      1,265,278
Custodian and accounting fees           321,774        420,607        338,024
Administration fees                     126,326        112,610         39,550
Shareholder recordkeeping fees           30,384         29,865         11,404
Professional fees                        84,670         78,437         64,430
Insurance expense                        10,365         10,089          3,610
Registration and filing fees             15,951         31,657         21,851
Miscellaneous fees and expenses           8,049          9,321          1,510
                                     ----------------------------------------
  Operating Expenses                  2,115,368      2,446,847      1,851,101
                                     ----------------------------------------
Net Investment Income (Loss)          3,761,457      2,091,245       (725,425)
                                     ----------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments(b)                      1,777,910     15,406,667      4,392,818
  Financial futures contracts        (1,219,015)    (3,233,924)            --
  Forward currency contracts and
    foreign currency-related
    transactions                       (206,896)    (1,995,377)       (70,769)
                                     ----------------------------------------
Net realized gain                       351,999     10,177,366      4,322,049
                                     ----------------------------------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) ON:
  Investments                         2,060,805    (36,557,333)   (22,238,296)
  Financial futures contracts        (1,953,742)    (3,887,567)            --
  Forward currency contracts and
    foreign currency-related
    transactions                        182,298        725,955          1,527
                                     ----------------------------------------
Net change in unrealized
  appreciation (depreciation)           289,361    (39,718,945)   (22,236,769)
                                     ----------------------------------------
Net realized and unrealized gain
  (loss)                                641,360    (29,541,579)   (17,914,720)
                                     ----------------------------------------
Net increase (decrease) in net
  assets resulting from operations   $4,402,817   $(27,450,334)  $(18,640,145)
                                     ========================================
-----------------------------------------------------------------------------
(a) Net of foreign withholding
    taxes of:                        $   75,448   $    410,777   $     40,699
(b) Net of foreign withholding
    taxes on capital gains of:               --   $      4,312   $    447,632


See accompanying Notes to Financial Statements.

  STATEMENT OF OPERATIONS             FOR THE YEAR ENDED DECEMBER 31, 2000



                                         TIFF         TIFF         TIFF
                                      US EQUITY       BOND      SHORT-TERM
                                         FUND         FUND         FUND

INVESTMENT INCOME
Interest                             $  1,053,511  $13,287,514  $5,451,346
Dividends(a)                            3,300,189      262,234          --
                                     -------------------------------------
Total Investment Income                 4,353,700   13,549,748   5,451,346
                                     -------------------------------------
OPERATING EXPENSES
Investment advisory fees                  421,336      193,848      25,488
Money manager fees                      1,192,845      319,587     158,491
Custodian and accounting fees             219,385      212,808      39,115
Administration fees                       151,366      118,580      48,568
Shareholder recordkeeping fees             42,389       33,492      27,685
Professional fees                          54,852       57,826      36,122
Insurance expense                          12,642        8,572       3,936
Registration and filing fees               27,160       22,468      22,683
Miscellaneous fees and expenses            11,467        7,048       1,188
                                     -------------------------------------
  Total Operating Expenses before

    Fee Waivers                         2,133,442      974,229     363,276
  Fee waivers                                  --           --     (62,986)
                                     -------------------------------------
  Net Operating Expenses                2,133,442      974,229     300,290
                                     -------------------------------------
Net Investment Income                   2,220,258   12,575,519   5,151,056
                                     -------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments                          17,394,350     (466,058)      2,895
  Short sales                             327,144     (253,292)     14,836
  Financial futures contracts          (1,525,926)    (691,474)    146,687
  Foreign currency-related
    transactions                           (6,004)          --          --
                                     -------------------------------------
Net realized gain (loss)               16,189,564   (1,410,824)    164,418
                                     -------------------------------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) ON:
  Investments                         (24,962,721)   9,751,070     295,248
  Short sales                              67,211        8,752          --
  Financial futures contracts            (728,217)    (641,516)     44,870
                                     -------------------------------------
Net change in unrealized
  appreciation (depreciation)         (25,623,727)   9,118,306     340,118
                                     -------------------------------------
Net realized and unrealized gain
  (loss)                               (9,434,163)   7,707,482     504,536
                                     -------------------------------------
Net increase (decrease) in net
  assets resulting from operations   $ (7,213,905) $20,283,001  $5,655,592
                                     =====================================
--------------------------------------------------------------------------
(a) Net of foreign withholding
  taxes of:                          $     17,826           --          --

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                           TIFF                 TIFF International
                                     Multi-Asset Fund              Equity Fund
                                --------------------------  --------------------------
                                    Year          Year          Year          Year
                                   Ended         Ended         Ended         Ended
                                 12/31/2000    12/31/1999    12/31/2000    12/31/1999
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income           $  3,761,457  $  6,059,036  $  2,091,245  $  3,115,767
Net realized gain on
  investments, short sales,
  financial futures contracts,
  forward currency contracts,
  and foreign currency-related
  transactions                       351,999    16,417,683    10,177,366    32,754,830
Net change in unrealized
  appreciation (depreciation)
  on investments, short sales,
  financial futures contracts,
  forward currency contracts,
  and translation of other
  assets and liabilities
  denominated in foreign
  currencies                         289,361    31,680,568   (39,718,945)   39,588,697
                                ------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                       4,402,817    54,157,287   (27,450,334)   75,459,294
                                ------------------------------------------------------

DISTRIBUTIONS

From net investment income        (1,715,700)   (7,561,262)      (75,117)     (852,385)
In excess of net investment
  income                          (2,939,660)   (1,719,264)   (1,336,275)   (1,311,840)
From net realized gains          (20,432,246)   (1,214,104)  (10,199,418)  (25,098,023)
                                ------------------------------------------------------
Decrease in net assets
  resulting from distributions   (25,087,606)  (10,494,630)  (11,610,810)  (27,262,248)
                                ------------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX D)            (2,924,323)  (96,865,705)  (26,257,447)  (61,798,179)
                                ------------------------------------------------------
Total decrease in net assets     (23,609,112)  (53,203,048)  (65,318,591)  (13,601,133)

NET ASSETS
Beginning of year                238,644,283   291,847,331   246,428,747   260,029,880
                                ------------------------------------------------------
End of year                     $215,035,171  $238,644,283  $181,110,156  $246,428,747
                                ======================================================

DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME             $ (2,939,660) $ (1,719,264) $ (1,336,275) $ (1,311,840)
--------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                      TIFF Emerging                  TIFF US
                                       Markets Fund                Equity Fund
                                --------------------------  --------------------------
                                    Year           Year           Year           Year
                                   Ended          Ended          Ended          Ended
                                 12/31/2000     12/31/1999     12/31/2000     12/31/1999
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)    $   (725,425)  $      9,862   $  2,220,258   $  2,126,405
Net realized gain (loss) on
  investments, short sales,
  financial futures contracts,
  forward currency contracts,
  and foreign currency-related
  transactions                     4,322,049     (2,731,958)    16,189,564     44,637,423
Net change in unrealized
  appreciation (depreciation)
  on investments, short sales,
  financial futures contracts,
  forward currency contracts,
  and translation of other
  assets and liabilities
  denominated in foreign
  currencies                     (22,236,769)    40,769,288    (25,623,727)     5,568,088
                                ---------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                     (18,640,145)    38,047,192     (7,213,905)    52,331,916
                                ---------------------------------------------------------

DISTRIBUTIONS

From net investment income        (1,752,978)            --     (1,750,801)    (7,902,999)
In excess of net investment
  income                            (853,544)    (1,802,858)            --             --
From net realized gains                   --             --    (37,881,023)   (36,654,749)
                                ---------------------------------------------------------
Decrease in net assets
  resulting from distributions    (2,606,522)    (1,802,858)   (39,631,824)   (44,557,748)
                                ---------------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX D)           (20,280,085)   (12,015,970)     8,799,048    (39,508,007)
                                ---------------------------------------------------------
Total increase (decrease) in
  net assets                     (41,526,752)    24,228,364    (38,046,681)   (31,733,839)

NET ASSETS
Beginning of year                 82,395,773     58,167,409    280,852,812    312,586,651
                                ---------------------------------------------------------
End of year                     $ 40,869,021   $ 82,395,773   $242,806,131   $280,852,812
                                =========================================================

UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT
  INCOME                        $   (853,544)  $ (2,490,133)  $    445,740   $    683,408
-----------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                               TIFF                          TIFF
                                            Bond Fund                   Short-Term Fund
                                  ----------------------------    ---------------------------
                                      Year            Year            Year           Year
                                     Ended           Ended           Ended           Ended
                                   12/31/2000      12/31/1999      12/31/2000     12/31/1999
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income             $ 12,575,519    $ 11,722,527    $  5,151,056    $ 3,880,320
Net realized gain (loss) on
  investments, short sales,
  and financial futures
  contracts                         (1,410,824)     (3,095,878)        164,418        (55,035)
Net change in unrealized
  appreciation (depreciation)
  on investments, short sales,
  and financial futures
  contracts                          9,118,306      (9,341,757)        340,118       (167,725)
                                  -----------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        20,283,001        (715,108)      5,655,592      3,657,560
                                  -----------------------------------------------------------

DISTRIBUTIONS

From net investment income         (12,719,061)    (12,016,038)     (5,137,730)    (3,873,062)
In excess of net investment
  income                                    --         (10,077)        (13,326)       (13,395)
From net realized gains                     --        (318,730)             --             --
                                  -----------------------------------------------------------
Decrease in net assets
  resulting from distributions     (12,719,061)    (12,344,845)     (5,151,056)    (3,886,457)
                                  -----------------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX D)               8,739,230         (84,037)    (13,425,090)    15,077,282
                                  -----------------------------------------------------------
Total increase (decrease) in
  net assets                        16,303,170     (13,143,990)    (12,920,554)    14,848,385

NET ASSETS
Beginning of year                  184,507,979     197,651,969      89,755,781     74,907,396
                                  -----------------------------------------------------------
End of year                       $200,811,149    $184,507,979    $ 76,835,227    $89,755,781
                                  ===========================================================

UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT
  INCOME                          $      6,763    $    (10,077)   $    (13,326)   $   (13,395)
---------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND -- FINANCIAL HIGHLIGHTS


                               Year        Year        Year        Year        Year
                              Ended       Ended       Ended       Ended       Ended
                             12/31/00    12/31/99    12/31/98    12/31/97    12/31/96
For a share outstanding
  throughout each year
Net asset value,
  beginning of year          $  13.41    $  11.42    $  11.65    $  12.08    $  11.13
                             --------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS

Net investment income            0.23        0.22        0.20        0.44        0.17
Net realized and
  unrealized gain (loss)
  on investments*                0.04        2.30       (0.20)       0.01        1.37
                             --------------------------------------------------------
Total from investment
  operations                     0.27        2.52        0.00        0.45        1.54
                             --------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income           (0.10)      (0.41)      (0.07)      (0.30)      (0.18)
Amounts in excess of net
  investment income             (0.18)      (0.09)      (0.19)      (0.15)      (0.13)
Net realized gains              (1.24)      (0.07)         --       (0.63)      (0.36)
                             --------------------------------------------------------
Total distributions             (1.52)      (0.57)      (0.26)      (1.08)      (0.67)
                             --------------------------------------------------------
Entry/exit fee per share         0.02        0.04        0.03        0.20        0.08
                             --------------------------------------------------------
Net asset value, end of
  year                       $  12.18    $  13.41    $  11.42    $  11.65    $  12.08
                             ========================================================
TOTAL RETURN (A)                 2.39%      22.65%       0.22%       5.51%      14.72%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                     $215,035    $238,644    $291,847    $382,317    $218,244
Ratio of expenses to
  average net assets             0.94%       0.57%       0.65%       0.72%       1.03%
Ratio of net investment
  income to average net
  assets                         1.67%       2.20%       1.85%       3.30%       1.99%
Portfolio turnover             156.15%     154.49%     196.06%     181.51%     100.66%

--------------------------------------------------------------------------------------

(a) Total return includes the effects of entry and exit fees received by the Fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
  *  Including foreign currency-related transactions.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

                              Year            Year           Year            Year            Year
                             Ended           Ended          Ended           Ended           Ended
                            12/31/00        12/31/99       12/31/98        12/31/97        12/31/96
For a share outstanding
  throughout each year
Net asset value,
  beginning of year         $  13.58        $  11.17       $  11.77        $  12.19        $  10.82
                            -----------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS

Net investment income           0.12            0.13           0.19            0.17            0.10
Net realized and
  unrealized gain (loss)
  on investments*              (1.74)           3.93           0.12           (0.11)           1.59
                            -----------------------------------------------------------------------
Total from investment
  operations                   (1.62)           4.06           0.31            0.06            1.69
                            -----------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income          (0.00)#         (0.05)         (0.12)          (0.16)          (0.09)
Amounts in excess of net
  investment income            (0.08)          (0.08)         (0.20)          (0.09)             --
Net realized gains             (0.65)          (1.54)         (0.62)          (0.28)          (0.26)
                            -----------------------------------------------------------------------
Total distributions            (0.73)          (1.67)         (0.94)          (0.53)          (0.35)
                            -----------------------------------------------------------------------
Entry/exit fee per share        0.02            0.02           0.03            0.05            0.03
                            -----------------------------------------------------------------------
Net asset value, end of
  year                      $  11.25        $  13.58       $  11.17        $  11.77        $  12.19
                            =======================================================================
TOTAL RETURN (A)              (11.66%)         37.40%          3.03%(c)        0.91%          15.94%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                    $181,110        $246,429       $260,030        $241,072        $219,458
Ratio of expenses to
  average net assets            1.16%           1.00%          0.81%(b)        1.21%           1.11%
Ratio of expenses to
  average net assets
  before expense waivers        1.16%           1.00%          0.84%(b)        1.21%           1.11%
Ratio of net investment
  income to average net
  assets                        0.99%           1.32%          1.47%           0.72%           0.91%
Portfolio turnover             62.04%          28.33%         30.62%          25.55%          32.40%

---------------------------------------------------------------------------------------------------

(a) Total return includes the effects of entry and exit fees received by the Fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
(b) Expenses include tax expense for the year ended December 31, 1998. Without the tax expense, the ratio of expenses to average net assets and the ratio of expenses to average net assets before expense waivers would have been 0.76% and 0.79%, respectively.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
  *  Including foreign currency-related transactions.
  #  Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

  TIFF EMERGING MARKETS FUND -- FINANCIAL HIGHLIGHTS

                             Year      Year      Year        Year      Year
                            Ended     Ended     Ended       Ended     Ended
                           12/31/00  12/31/99  12/31/98    12/31/97  12/31/96
For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $  8.90   $  5.19   $  8.09      $  8.63     $  8.45
                           ----------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income
  (loss)                     (0.24)    (0.09)    (0.01)        0.33        0.01
Net realized and
  unrealized gain (loss)
  on investments*            (2.00)     3.99     (2.73)       (0.40)(e)    0.17(e)
                           ----------------------------------------------------
Total from investment
  operations                 (2.24)     3.90     (2.74)       (0.07)       0.18
                           ----------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.26)       --        --        (0.24)      (0.04)
Amounts in excess of net
  investment income          (0.13)    (0.20)    (0.17)       (0.27)      (0.00)#
Net realized gains              --        --        --           --       (0.00)#
                           ----------------------------------------------------
Total distributions          (0.39)    (0.20)    (0.17)       (0.51)      (0.04)
                           ----------------------------------------------------
Entry/exit fee per share      0.03      0.01      0.01         0.04(d)     0.04(d)
                           ----------------------------------------------------
Net asset value, end of
  year                     $  6.30   $  8.90   $  5.19      $  8.09     $  8.63
                           ====================================================
TOTAL RETURN (A)            (25.04%)   75.49%   (33.38%)(c)   (0.40%)      2.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $40,869   $82,396   $58,167      $83,836     $89,736
Ratio of expenses to
  average net assets          2.63%     1.73%     3.09%(b)     1.56%       1.62%
Ratio of expenses to
  average net assets
  before expense waivers      2.63%     1.73%     3.14%(b)     1.56%       1.62%
Ratio of net investment
  income (loss) to
  average net assets         (1.03%)    0.01%    (0.55%)       0.95%       0.06%
Portfolio turnover           30.09%    45.94%    47.62%       72.23%      79.96%

--------------------------------------------------------------------------------

(a) Total return includes the effects of entry and exit fees received by the Fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
(b) Expenses include tax expense for the year ended December 31, 1998. Without the tax expense, the ratio of expenses to average net assets and the ratio of expenses to average net assets before expense waivers would have been 2.98% an 3.03%, respectively.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
(d)  Restated. Calculated using the average shares outstanding method.
(e)  Restated.
  *  Including foreign currency-related transactions.
  #  Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND -- FINANCIAL HIGHLIGHTS



                            Year      Year      Year      Year       Year
                           Ended     Ended     Ended     Ended      Ended
                          12/31/00  12/31/99  12/31/98  12/31/97   12/31/96

For a share outstanding
  throughout each year
Net asset value,
  beginning of year       $  15.78  $  15.62  $  15.66  $  13.74   $  12.36
                          -------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.12      0.09      0.17      0.50       0.20
Net realized and
  unrealized gain (loss)
  on investments             (0.61)     2.70      1.58      3.93       2.51
                          -------------------------------------------------
Total from investment
  operations                 (0.49)     2.79      1.75      4.43       2.71
                          -------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.10)    (0.43)    (0.07)    (0.40)     (0.17)
Amounts in excess of net
  investment income             --        --     (0.07)    (0.11)     (0.10)
Net realized gains           (2.24)    (2.21)    (1.66)    (2.01)     (1.07)
                          -------------------------------------------------
Total distributions          (2.34)    (2.64)    (1.80)    (2.52)     (1.34)
                          -------------------------------------------------
Entry/exit fee per share      0.01      0.01      0.01      0.01       0.01
                          -------------------------------------------------
Net asset value, end of
  year                    $  12.96  $  15.78  $  15.62  $  15.66   $  13.74
                          =================================================
TOTAL RETURN (A)             (2.67%)   18.89%    11.85%    33.01%     21.91%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                  $242,806  $280,853  $312,587  $255,714   $176,797
Ratio of expenses to
  average net assets          0.79%     0.67%     0.72%     0.70%      0.82%
Ratio of net investment
  income to average net
  assets                      0.82%     0.68%     0.99%     1.34%      1.41%
Portfolio turnover           88.20%    73.59%    98.30%   108.52%    105.18%


--------------------------------------------------------------------------------

(a) Total return includes the effects of entry and exit fees received by the Fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF BOND FUND -- FINANCIAL HIGHLIGHTS



                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           12/31/00  12/31/99  12/31/98  12/31/97  12/31/96

For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $   9.60  $  10.29  $  10.24  $  10.06   $  10.33
                           -------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income          0.62      0.61      0.60      0.64       0.67
Net realized and
  unrealized gain (loss)
  on investments               0.40     (0.65)     0.13      0.27      (0.27)
                           -------------------------------------------------
Total from investment
  operations                   1.02     (0.04)     0.73      0.91       0.40
                           -------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income         (0.64)    (0.63)    (0.60)    (0.64)     (0.67)
Amounts in excess of net
  investment income              --     (0.00)#   (0.02)    (0.01)     (0.00)#
Net realized gains               --     (0.02)    (0.06)    (0.08)        --
                           -------------------------------------------------
Total distributions           (0.64)    (0.65)    (0.68)    (0.73)     (0.67)
                           -------------------------------------------------
Net asset value, end of
  year                     $   9.98  $   9.60  $  10.29  $  10.24   $  10.06
                           =================================================
TOTAL RETURN                  11.01%    (0.45%)    7.31%     9.35%      3.75%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $200,811  $184,508  $197,652  $173,352   $127,491
Ratio of expenses to
  average net assets           0.50%     0.48%     0.46%     0.56%      0.58%
Ratio of net investment
  income to average net
  assets                       6.51%     6.01%     5.82%     6.41%      6.64%
Portfolio turnover           456.33%   474.10%   329.49%   398.16%    332.21%


--------------------------------------------------------------------------------

  # Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

  TIFF SHORT-TERM FUND -- FINANCIAL HIGHLIGHTS



                             Year      Year      Year      Year      Year
                            Ended     Ended     Ended     Ended     Ended
                           12/31/00  12/31/99  12/31/98  12/31/97  12/31/96

For a share outstanding
  throughout each year
Net asset value,
  beginning of year        $  9.94   $  9.97   $  9.95   $  9.99   $ 10.01
                           ------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income         0.60      0.52      0.54      0.54      0.54
Net realized and
  unrealized gain (loss)
  on investments              0.06     (0.03)     0.01     (0.02)    (0.02)
                           ------------------------------------------------
Total from investment
  operations                  0.66      0.49      0.55      0.52      0.52
                           ------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income        (0.60)    (0.52)    (0.53)    (0.55)    (0.54)
Amounts in excess of net
  investment income          (0.00)#   (0.00)#      --     (0.01)    (0.00)#
                           ------------------------------------------------
Total distributions          (0.60)    (0.52)    (0.53)    (0.56)    (0.54)
                           ------------------------------------------------
Net asset value, end of
  year                     $ 10.00   $  9.94   $  9.97   $  9.95   $  9.99
                           ================================================
TOTAL RETURN (A)              6.86%     4.93%     5.59%     5.30%     5.28%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000s)                   $76,835   $89,756   $74,907   $34,431   $63,470
Ratio of expenses to
  average net assets          0.35%     0.35%     0.35%     0.47%     0.36%
Ratio of expenses to
  average net assets
  before expense waivers      0.43%     0.45%     0.53%     0.56%     0.47%
Ratio of net investment
  income to average net
  assets                      6.07%     5.14%     5.41%     5.53%     5.35%


--------------------------------------------------------------------------------

(a) Total return would have been lower had certain expenses not been waived. # Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2000
1.  ORGANIZATION

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has six active funds: TIFF Multi-Asset Fund ("Multi-Asset"), TIFF International Equity Fund ("International Equity"), TIFF Emerging Markets Fund ("Emerging Markets"), TIFF US Equity Fund ("US Equity"), TIFF Bond Fund ("Bond"), and TIFF Short-Term Fund ("Short-Term"), collectively referred to as the "funds."

INVESTMENT OBJECTIVES



  ------------------------------------------------------------------------------
  FUND                         INVESTMENT OBJECTIVES

  ------------------------------------------------------------------------------
                               Attain a growing stream of current income and
                               appreciation of principal that at least offsets
  Multi-Asset                  inflation.

                               Attain a growing stream of current income and
                               appreciation of principal that at least offsets
  International Equity         inflation.

                               Attain a growing stream of current income and
                               appreciation of principal that at least offsets
  Emerging Markets             inflation.

                               Attain a growing stream of current income and
                               appreciation of principal that at least offsets
  US Equity                    inflation.

                               Attain a high rate of current income subject to
                               restrictions designed to ensure liquidity and
                               manage exposure to interest rate and credit risk
                               and to provide a hedge against deflation-induced
                               declines in common stock prices and dividend
  Bonds                        streams.

                               Attain a high rate of current income, subject to
                               restrictions designed to control interest rate
  Short-Term                   risk.


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Time deposits, repurchase agreements, and reverse repurchase agreements are generally valued at their cost plus accrued interest. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Options and futures contracts are valued at the last quoted bid price, except that open futures sales contracts are valued using the closing settlement price or, in the absence of such price, the most recently quoted ask price. Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting the contracts.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset value of the funds is determined will not be reflected in the funds' calculation of the net asset value unless the funds' investment advisor believes that the particular event would materially affect net asset value, in which case adjustments would be made.

Certain funds invest in limited partnerships formed for the purpose of earning returns from alternative investment strategies. Investments in limited partnerships held by the funds are presented, under procedures established by TIP's board of directors, at estimated values, which generally represent the respective fund's proportionate share of the net assets of the investee partnerships as reported by them. These values are not necessarily indicative of the value the funds would receive in a current sale. The fund's proportionate share of the change in values of the investee partnerships is recorded as change in unrealized appreciation (depreciation) on investments in its statement of operations. Investments in other open-ended funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by TIP's board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and

  NOTES TO FINANCIAL STATEMENTS                                DECEMBER 31, 2000

the difference between the recorded fair value and the value that would be received in a sale could be significant. At December 31, 2000, the aggregate amount of securities fair valued were as follows:

  ----------------------------------------------------------------------
  FUND                                        AMOUNT     % OF NET ASSETS

  ----------------------------------------------------------------------
  Multi-Asset                               $48,727,609         22.66%
  International Equity                        7,091,018          3.91
  Emerging Markets                            5,578,083         13.64
  US Equity                                   1,705,547          0.70
  Short-Term                                  3,005,156          3.91


INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The funds accrete discount or amortize premium using the yield-to-maturity method on a daily basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the funds, using reasonable diligence, become aware of such dividends. The funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

INCOME TAXES

There is no provision for federal income or excise tax since each fund has elected to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RIC's and to distribute all of its taxable income. Net realized losses attributable to security transactions and foreign currency transactions after October 31 are treated as arising on the first day of a fund's next fiscal year if so elected by the fund. The funds may be subject to foreign taxes on income, gains on investments or currency repatriation. The funds accrue such taxes, as applicable, as a reduction from the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

EXPENSES

Expenses directly attributable to a fund are charged to that fund's operations; expenses that are applicable to all funds are allocated among them based on their relative average daily net assets.

DIVIDENDS TO MEMBERS

It is the policy of all funds to declare dividends according to the following schedule:

  -----------------------------------------------------------------------------
                                DIVIDENDS FROM NET
  FUND                          INVESTMENT INCOME   CAPITAL GAINS DISTRIBUTIONS

  -----------------------------------------------------------------------------
  Multi-Asset                       Semi-annually            Annually
  International Equity              Semi-annually            Annually
  Emerging Markets                       Annually            Annually
  US Equity                             Quarterly            Annually
  Bond                                      Daily            Annually
  Short-Term                                Daily            Annually


Dividends from net short-term capital gains and net long-term capital gains of each fund, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gain on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital stock.

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2000

During the year ended December 31, 2000, the following funds reclassified amounts arising from permanent book/tax differences relating primarily to realized foreign currency gains (losses), investments in passive foreign investment companies, and investments in investment partnerships:

  -----------------------------------------------------------------------------------------------
                                                        UNDISTRIBUTED
                                                      (DISTRIBUTION IN
                                                       EXCESS OF) NET    ACCUMULATED NET REALIZED
                                       CAPITAL STOCK  INVESTMENT INCOME        GAIN/(LOSS)

  -----------------------------------------------------------------------------------------------
  Multi-Asset                           $        --      $ (326,493)           $   326,493
  International Equity                    1,939,732        (704,288)            (1,235,444)
  Emerging Markets                       (3,756,136)      4,968,536             (1,212,400)
  US Equity                                      --        (707,125)               707,125
  Bond                                       (1,116)        160,382               (159,266)
  Short-Term                                     --              69                    (69)

At December 31, 2000, the following funds had capital loss carryovers which are available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

  ------------------------------------------------------------------------------
                                             CAPITAL LOSS
                                            CARRIED FORWARD      EXPIRATION

  ------------------------------------------------------------------------------
  Emerging Markets                            $16,814,219       12/31/2003-2007
  Bond                                          5,293,556       12/31/2007-2008
  Short-Term                                      135,071       12/31/2005-2007


Foreign exchange losses and realized capital losses incurred after October 31, 2000, but before December 31, 2000, are deemed to arise on the first business day of the following year. Accordingly, Multi-Asset Fund, Emerging Markets Fund and US Equity Fund incurred and elected to defer such foreign exchange losses of approximately $58,245, $8,969 and $5,526, respectively, and International Equity Fund and US Equity Fund incurred and elected to defer net realized capital losses of approximately $1,138,232 and $4,108,411, repsectively.

During the year ended December 31, 2000, Emerging Markets Fund and Short-Term Fund utilized $2,361,453 and $165,839, respectively, of capital loss carried forward from prior periods.

FOREIGN CURRENCY TRANSLATION

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

 (i) the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date and

(ii) purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net foreign currency gain or loss is included in the Statement of Operations.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

FORWARD CURRENCY CONTRACTS

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the contract value and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Appendix B of the Notes to Financial Statements details each fund's outstanding forward currency contracts at December 31, 2000.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2000

FINANCIAL FUTURES CONTRACTS

Certain funds are engaged in trading financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts tend to increase or decrease the funds' exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

At December 31, 2000, the funds held assets with a broker as margin for financial futures as follows:

  --------------------------------------------------------------
                                                      SEGREGATED
  FUND                                                  ASSETS
  --------------------------------------------------------------
  Multi-Asset                                         $1,481,271
  International Equity                                 1,766,207
  US Equity                                              691,259
  Bond                                                   371,504
  Short-Term                                             588,074


Appendix C of the Notes to Financial Statements details each fund's open futures contracts at December 31, 2000.

SHORT SELLING

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

A fund, in "short selling," sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

OPTIONS

When a fund purchases an option, an amount equal to the premium paid by the fund is included in the fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the fund realizes a loss in the amount of the premium originally paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the fund is reduced by the premium received. The fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2000

Each fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts tend to increase or decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The funds did not write any options during the year ended December 31, 2000.

NET ASSET VALUE

The net asset value per share is calculated on a daily basis by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the fund.

3.  INVESTMENT ADVISORY AGREEMENT AND MONEY MANAGER AGREEMENTS

TIP's board of directors has approved investment advisory agreements with Foundation Advisers, Inc. ("FAI"). Each fund pays FAI a maximum monthly fee calculated by applying the following annual rates to such fund's average daily net assets for the month:

  ------------------------------------------------------------------------------------
                             MULTI-  INTERNATIONAL  EMERGING    US             SHORT-
  ASSETS                     ASSET      EQUITY      MARKETS   EQUITY    BOND    TERM

  ------------------------------------------------------------------------------------

  On the first $500 million  0.20%         0.15%      0.15%    0.15%   0.10%    0.03%
  On the next $500 million   0.18%         0.13%      0.13%    0.13%   0.08%    0.03%
  On the next $500 million   0.15%         0.11%      0.11%    0.11%   0.06%    0.02%
  On the next $500 million   0.13%         0.09%      0.09%    0.09%   0.05%    0.02%
  On the next $500 million   0.11%         0.07%      0.07%    0.07%   0.04%    0.01%
  On the remainder (> $2.5
    billion)                 0.09%         0.05%      0.05%    0.05%   0.03%    0.01%

TIP's board of directors has approved money manager agreements with each of the money managers. Money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upwards or downwards, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain money managers, however, will receive management fees equal to a flat percentage per annum of the assets under management with a single rate or on a descending scale.

Appendix A of the Notes to Financial Statements identifies money managers who provide services to the funds and the minimum, maximum, and effective fee rates applicable during the year ended December 31, 2000. Unless otherwise indicated, the management fee received by a money manager varies based on the money manager's investment performance.

With respect to funds' investments in other registered investment companies, private investment funds, investment partnerships, and other commingled investment vehicles, the funds bear their ratable share of each such entity's expenses and would also be subject to their share of the management and performance fees, if any, charged by such entity. The funds' share of management and performance fees charged by such entities is in addition to fees paid by the respective fund to FAI and money managers.

Pursuant to an Administration Agreement, Investors Capital Services, Inc. ("Investors Capital," a wholly owned subsidiary of Investors Financial Services Co.), two employees of which serve as officers of TIP, earns a fee for providing fund administration services to TIP according to the following schedule: 0.07% of the first $300 million of the average daily net assets of TIP, 0.05% of the next $2.7 billion, 0.04% of the next $2.0 billion, and 0.03% of the average daily net assets over $5.0 billion. In addition, TIP has agreed to pay Investors Capital an incentive fee not to exceed 0.02% of average daily net assets for reducing the expense ratio of one or more funds of TIP below certain levels specified for each fund. Investors Bank and Trust Company ("IBT"), which is a wholly owned subsidiary of Investors Financial Services Co., serves as the funds' custodian and accounting and transfer agent. Fees paid for services rendered by IBT are based upon assets of the funds and on transactions entered into by the funds during the year. Fees for such services paid to IBT by the funds are reflected as custodian and accounting fees and shareholder recordkeeping fees in the statement of operations. IBT also serves as the securities lending agent for certain funds involved in securities lending activity.

During the year ended December 31, 2000, the Short-Term Fund received fee waivers of $23,188 and $39,798 from the Fund's investment advisor and money manager, respectively.

4.  INVESTMENT TRANSACTIONS

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the year ended December 31, 2000, were as follows:

  --------------------------------------------------------------------
  FUND                                       PURCHASES       SALES

  --------------------------------------------------------------------
  Multi-Asset                               $339,298,486  $345,572,462
  International Equity                       132,535,845   117,162,246
  Emerging Markets                            20,092,768    42,101,265
  US Equity                                  221,332,592   240,351,547
  Bond                                       956,122,983   943,005,693
  Short-Term                                 151,863,835   130,835,835

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2000

For federal income tax purposes, the cost of securities owned at December 31, 2000, the aggregate gross unrealized appreciation and depreciation and the net unrealized appreciation (depreciation) on securities owned and securities sold short at December 31, 2000, for each fund are as follows:

  -----------------------------------------------------------------------------------------------------
                                                                          NET UNREALIZED
                                                                          APPRECIATION/
  FUND                            GROSS APPRECIATION  GROSS DEPRECIATION  (DEPRECIATION)      COST

  -----------------------------------------------------------------------------------------------------
  Multi-Asset                        $38,291,408         $(11,877,804)     $26,413,604    $199,474,709
  International Equity                29,892,639          (22,113,444)       7,779,195     172,582,508
  Emerging Markets                     4,635,596          (12,061,361)      (7,425,765)     48,234,921
  US Equity                           42,441,206          (27,318,768)      15,122,438     228,295,818
  Bond                                 5,515,759           (1,713,342)       3,802,417     231,546,697
  Short-Term                             184,819              (32,416)         152,403      75,758,762

5.  REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The funds did not enter into any reverse repurchase agreements during the year ended December 31, 2000.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by the fund's board of directors on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6.  CAPITAL SHARE TRANSACTIONS

As of December 31, 2000, each fund has 500,000,000 shares of $0.001 par value capital stock authorized. The funds may charge entry or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the US Equity Fund assesses entry and exit fees of 0.25% of capital invested or redeemed; the Multi-Asset Fund assesses entry and exit fees of 0.50%; the International Equity Fund assesses entry and exit fees of 0.75%; and the Emerging Markets Fund assesses entry and exit fees of 1.00%. Prior to December 18, 2000, the Multi-Asset Fund assessed entry and exit fees of 0.75%. These fees, which are paid to the funds directly, not to FAI or other vendors supplying services to the funds, are designed to allocate transactions costs associated with purchases and redemptions of a fund's shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at FAI's discretion when the purchase or redemption will not result in significant transaction costs for the affected fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the funds and included in proceeds from shares sold or deducted from distributions for redemptions. Transactions in capital stock are listed in Appendix D of the Notes to Financial Statements.

7.  SECURITIES LENDING

The funds may lend portfolio securities to qualified borrowers. The terms of the lending agreements require that loans are secured at all times by cash or US government securities in an amount greater than 102% of the market value of the securities loaned (105% in case of foreign securities), plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The funds' custodian acts as the lending agent. If cash collateral is received, the lending agent invests the amounts received in short-term securities and cash equivalents on behalf of the fund. The funds with securities on loan received cash as collateral which is subsequently invested in cash equivalents. Any income earned on such investments in excess of agency fees and of a predetermined rebate to the borrowers is earned by the funds and is recorded by the funds as interest income.

As of December 31, 2000, the funds had no securities on loan.

8.  DELAYED DELIVERY TRANSACTIONS

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify in their records securities as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund and Bond Fund enter into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been

  NOTES TO FINANCIAL STATEMENTS                               DECEMBER 31, 2000
finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the funds will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio, the funds may dispose of a commitment prior to settlement if the funds' money managers deem it appropriate to do so.

The Multi-Asset Fund and Bond Fund enter into TBA sale commitments to hedge their portfolio or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

9.  CONCENTRATION OF RISKS

The Bond, Short-Term, and Multi-Asset funds invest in fixed income securities issued by banks and other financial companies the market values of which may change in response to interest rate changes. Although the Bond, Short-Term, and Multi-Asset funds generally maintain diversified portfolios, the ability of the issuers of the respective funds' portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region. The Bond Fund has a concentration of its investments in the financial services industry which may be affected by changes in such industry.

The Multi-Asset, International Equity, and Emerging Markets funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the funds' investment in emerging markets debt securities is limited, the yields of these obligations reflect perceived credit risk.

10.  PRINCIPAL MEMBERS

The schedule below shows the number of members each owning 10% or more of a fund and the total percentage of the fund held by such members.

  ----------------------------------------------------------------
  FUND                                      NUMBER  % OF FUND HELD
  ----------------------------------------------------------------
  Multi-Asset                                   1            21
  International Equity                          1            42
  Emerging Markets                              3            63
  US Equity                                     2            24
  Bond                                          1            13
  Short-Term                                    2            49


From time to time, a fund may have members that hold significant portions of the respective fund's outstanding shares. Investment activities of such members could have a material impact on those funds.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2000

                                   APPENDIX A

                 MONEY MANAGER FEE AS PERCENT OF ASSETS MANAGED
                      FOR THE YEAR ENDED DECEMBER 31, 2000



                                                       EFFECTIVE
                                     MINIMUM  MAXIMUM  FEE RATE


TIFF MULTI-ASSET FUND

Aronson + Partners                   0.10     0.80      0.17
Harding, Loevner Management, LP      0.10     1.50      1.50
Oechsle International Advisors, LLC  0.20     0.60      0.22***
Seix Investment Advisors, Inc.       0.10     0.80      0.15
Wellington Management Company, LLP   0.35*    0.45      0.45

TIFF INTERNATIONAL EQUITY FUND

Delaware International Advisers Ltd. 0.30*    0.50      0.50
Harding, Loevner Management, LP      0.10     1.50      1.44
Marathon Asset Management, Ltd.      0.15     1.60      0.58
Oechsle International Advisors, LLC  0.20     1.00      0.21***

TIFF EMERGING MARKETS FUND

Emerging Markets Management, LLC     0.40     3.00      3.00
Lazard Asset Management              0.50**   0.50**    0.50**

TIFF US EQUITY FUND

Aronson + Partners                   0.10     0.80      0.57
Martingale Asset Management, LP (b)  0.05*    0.10*     0.09
Palo Alto Investors                  0.10     2.00      2.00
Shapiro Capital Management Company,
  Inc.                               0.50     0.95      0.57
Westport Asset Management, Inc.      0.15     2.00      0.37

TIFF BOND FUND

Atlantic Asset Management, LLC       0.10     0.60      0.24
Seix Investment Advisors, Inc.       0.10     0.80      0.17
Smith Breeden Associated, Inc.       0.10     0.85      0.09

TIFF SHORT-TERM FUND


Fischer Francis Trees & Watts, Inc.  0.15*    0.20*     0.16(a)


-------------

  * Money manager receives a fee that does not include performance component. ** Money manager receives a straight asset-based fee regardless of the amount of assets managed for TIP (i.e., there are neither "breakpoints" in the fee agreement nor a performance component).
***  Annualized.
(a) The money manager has agreed voluntarily to waive a portion of its fee, and the effective rate is after such waiver.

(b)  The money manager receives a fee based on assets of the entire fund.

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2000

                                   APPENDIX B

            OPEN FORWARD CURRENCY CONTRACTS AS OF DECEMBER 31, 2000

                                           US DOLLAR          FOREIGN CURRENCY       UNREALIZED APPRECIATION/
CONTRACTS         DESCRIPTION        RECEIVABLE/(PAYABLE)   RECEIVABLE/(PAYABLE)         (DEPRECIATION)
               MULTI-ASSET FUND

               BUY CONTRACTS -- FORWARDS
  2,433,763    Eurodollar 03/21/01          $(2,194,183)         $ 2,292,288                $   98,105

               SELL CONTRACTS -- FORWARDS
228,350,052    Japanese Yen 02/28/01          2,070,340           (2,018,803)                   51,537
  1,484,716    Eurodollar 03/21/01            1,360,000           (1,398,408)                  (38,408)
                                                                                            ----------
                                                                                            $  111,234
                                                                                            ==========

               INTERNATIONAL EQUITY FUND

               BUY CONTRACTS -- FORWARDS
  8,024,785    Eurodollar 03/21/01           (7,234,825)            7,558,298               $   323,473

               SELL CONTRACTS -- FORWARDS
  3,866,810    Eurodollar 03/21/01            3,600,000            (3,629,388)                  (29,388)
                                                                                            -----------
                                                                                            $   294,085
                                                                                            ===========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2000

                                   APPENDIX C

                 OPEN FUTURES CONTRACTS AS OF DECEMBER 31, 2000

                                                                                      UNREALIZED
NUMBER OF                                        COST/             VALUE AT          APPRECIATION
CONTRACTS         TYPE                         (PROCEEDS)      DECEMBER 31, 2000    (DEPRECIATION)
           MULTI-ASSET FUND

           LONG FUTURES CONTRACTS
   9       March 2001 British Pound           $   826,425         $   840,825          $  14,400
   6       March 2001 DAX Index                   931,230             915,132            (16,098)
   9       March 2001 FTSE 100 Index              863,552             834,066            (29,486)
  28       March 2001 Japanese Yen              3,162,950           3,089,450            (73,500)
 120       March 2001 Nikkei 300 Index          2,893,268           2,755,252           (138,016)
   9       March 2001 S&P 500 Index             3,160,125           3,003,750           (156,375)
  14       March 2001 US Treasury Bond          1,422,531           1,464,750             42,219
                                                                                       ---------
                                                                                       $(356,856)
                                                                                       =========

           INTERNATIONAL EQUITY FUND

           LONG FUTURES CONTRACTS
   7       March 2001 DAX Index                 1,086,777           1,067,654          $ (19,123)
  90       March 2001 Japanese Yen             10,169,038           9,932,838           (236,200)
  19       March 2001 MIB30 Index               4,081,957           3,917,985           (163,972)
 432       March 2001 Nikkei 300 Index         10,425,244           9,918,907           (506,337)
                                                                                       ---------
                                                                                        (925,632)
                                                                                       ---------

           SHORT FUTURES CONTRACTS
  20       January 2001 CAC 405                (1,117,869)         (1,117,869)                 0
  20       January 2001 Hang Seng Index        (1,927,071)         (1,943,738)           (16,667)
                                                                                       ---------
                                                                                         (16,667)
                                                                                       ---------
                                                                                       $(942,299)
                                                                                       =========

           US EQUITY FUND

           LONG FUTURES CONTRACTS
  32       March 2001 S&P 500 Index            11,000,975          10,680,000          $(320,975)
                                                                                       =========

           BOND FUND

           LONG FUTURES CONTRACTS
           March 2001 10-year US Treasury
  27       Notes                                2,745,148           2,831,203          $  86,055
           March 2001 5-year US Treasury
  23       Notes                                2,331,266           2,381,938             50,672
                                                                                       ---------
                                                                                         136,727
                                                                                       ---------

           SHORT FUTURES CONTRACTS
           March 2001 10-year US Treasury
  94       Notes                               (9,569,781)         (9,856,781)          (287,000)
           March 2001 5-year US Treasury
  87       Notes                               (8,827,166)         (9,009,940)          (182,774)
                                                                                       ---------
                                                                                        (469,774)
                                                                                       ---------
                                                                                       $(333,047)
                                                                                       =========
           SHORT-TERM FUND

           LONG FUTURES CONTRACTS
  70       March 2002 Eurodollar               16,425,608          16,531,376          $ 105,768
                                                                                       ---------

           SHORT FUTURES CONTRACTS
  70       March 2003 Eurodollar              (16,385,890)        (16,478,000)           (92,110)
                                                                                       ---------
                                                                                       $  13,658
                                                                                       =========

  NOTES TO FINANCIAL STATEMENTS                              DECEMBER 31, 2000

                                  APPENDIX D

                          CAPITAL SHARE TRANSACTIONS

                        YEAR ENDED DECEMBER 31, 2000  YEAR ENDED DECEMBER 31, 1999
MULTI-ASSET FUND           SHARES         AMOUNT         SHARES         AMOUNT
           Shares Sold    1,387,589    $ 18,678,040       554,048    $   6,987,620
     Shares Reinvested    1,604,120      19,672,360       452,446        5,844,919
        Exit/Entry Fee           --         413,462            --          783,879
                         ----------    ------------    ----------    -------------
              Subtotal    2,991,709      38,763,862     1,006,494       13,616,418
       Shares Redeemed   (3,133,532)    (41,688,185)   (8,783,412)    (110,482,123)
                         ----------    ------------    ----------    -------------
          Net Decrease     (141,823)   $ (2,924,323)   (7,776,918)   $ (96,865,705)
                         ----------    ------------    ----------    -------------

INTERNATIONAL EQUITY    YEAR ENDED DECEMBER 31, 2000  YEAR ENDED DECEMBER 31, 1999
FUND                       SHARES         AMOUNT         SHARES         AMOUNT

           Shares Sold      377,948    $  4,859,666       306,438    $   3,927,615
     Shares Reinvested    1,024,149      11,325,565     2,021,249       26,361,721
        Exit/Entry Fee           --         347,376            --          319,286
                         ----------    ------------    ----------    -------------
              Subtotal    1,402,097      16,532,607     2,327,687       30,608,622
       Shares Redeemed   (3,450,838)    (42,790,054)   (7,461,610)     (92,406,801)
                         ----------    ------------    ----------    -------------
          Net Decrease   (2,048,741)   $(26,257,447)   (5,133,923)   $ (61,798,179)
                         ----------    ------------    ----------    -------------

EMERGING MARKETS        YEAR ENDED DECEMBER 31, 2000  YEAR ENDED DECEMBER 31, 1999
FUND                       SHARES         AMOUNT         SHARES         AMOUNT

           Shares Sold      104,579    $    921,155        27,471    $     181,100
     Shares Reinvested      242,758       1,600,970       158,902        1,347,496
        Exit/Entry Fee           --         228,410            --          134,994
                         ----------    ------------    ----------    -------------
              Subtotal      347,337       2,750,535       186,373        1,663,590
       Shares Redeemed   (3,119,364)    (23,030,620)   (2,145,651)     (13,679,560)
                         ----------    ------------    ----------    -------------
          Net Decrease   (2,772,027)   $(20,280,085)   (1,959,278)   $ (12,015,970)
                         ----------    ------------    ----------    -------------

                        YEAR ENDED DECEMBER 31, 2000  YEAR ENDED DECEMBER 31, 1999
US EQUITY FUND             SHARES         AMOUNT         SHARES         AMOUNT

           Shares Sold    1,181,993    $ 18,582,924       826,622    $  13,382,739
     Shares Reinvested    2,303,110      29,711,450     2,428,760       37,573,218
        Exit/Entry Fee           --         132,377            --          218,787
                         ----------    ------------    ----------    -------------
              Subtotal    3,485,103      48,426,751     3,255,382       51,174,744
       Shares Redeemed   (2,537,425)    (39,627,703)   (5,475,425)     (90,682,751)
                         ----------    ------------    ----------    -------------
Net Increase (Decrease)     947,678    $  8,799,048    (2,220,043)   $ (39,508,007)
                         ----------    ------------    ----------    -------------

                        YEAR ENDED DECEMBER 31, 2000  YEAR ENDED DECEMBER 31, 1999
BOND FUND                  SHARES         AMOUNT         SHARES         AMOUNT

           Shares Sold    2,763,809    $ 26,242,792     2,993,343    $  29,614,783
     Shares Reinvested      821,360       7,942,663       787,649        7,789,066
                         ----------    ------------    ----------    -------------
              Subtotal    3,585,169      34,185,455     3,780,992       37,403,849
       Shares Redeemed   (2,682,798)    (25,446,225)   (3,776,979)     (37,487,886)
                         ----------    ------------    ----------    -------------
Net Increase (Decrease)     902,371    $  8,739,230         4,013    $     (84,037)
                         ----------    ------------    ----------    -------------

                        YEAR ENDED DECEMBER 31, 2000  YEAR ENDED DECEMBER 31, 1999
SHORT-TERM FUND            SHARES         AMOUNT         SHARES         AMOUNT

           Shares Sold    7,611,184    $ 75,748,140     6,177,250    $  61,521,302
     Shares Reinvested      457,359       4,552,804       348,143        3,468,131
                         ----------    ------------    ----------    -------------
              Subtotal    8,068,543      80,300,944     6,525,393       64,989,433
       Shares Redeemed   (9,413,068)    (93,726,034)   (5,009,837)     (49,912,151)
                         ----------    ------------    ----------    -------------
Net Increase (Decrease)  (1,344,525)   $(13,425,090)    1,515,556    $  15,077,282
                         ----------    ------------    ----------    -------------

                     [This page intentionally left blank]

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of TIFF Investment Program, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TIFF Multi-Asset Fund, TIFF International Equity Fund, TIFF Emerging Markets Fund, TIFF US Equity Fund, TIFF Bond Fund, and TIFF Short-Term Fund (constituting the TIFF Investment Program, Inc., hereafter referred to as the "funds"), at December 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York

February 20, 2001

                     [This page intentionally left blank]

--------------------------------------------------------------------------------

                            TIFF INVESTMENT PROGRAM

ADVISOR
Foundation Advisers, Inc.
2405 Ivy Road
Charlottesville, VA 22903
PHONE  (804) 817-8200
FAX    (804) 817-8231

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

FUND ADMINISTRATOR
Investors Capital Services, Inc.
600 Fifth Avenue, 26th Floor
New York, NY 10020

FUND DISTRIBUTOR
First Fund Distributors, Inc.
4455 E. Camelback Rd., Suite 261E
Phoenix, AZ 85018

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, DC 20005

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

MONEY MANAGERS

TIFF MULTI-ASSET FUND
Aronson + Partners
Canyon Capital Management, LP
Daystar Partners, LP
Farallon Capital Management, LLC
Harding, Loevner Management, LP
Lone Pine Capital LLC
Oechsle International Advisors, LLC
Seix Investment Advisors, Inc.
Wellington Management Company, LLP

TIFF INTERNATIONAL EQUITY FUND
Delaware International Advisers Ltd.
Everest Capital Limited
Harding, Loevner Management, LP
Marathon Asset Management, Ltd.
Oechsle International Advisors, LLC

TIFF EMERGING MARKETS FUND
Emerging Markets Management, LLC
Everest Capital Limited
Explorador Capital Management, LLC
Lazard Asset Management

TIFF US EQUITY FUND
Aronson + Partners
Martingale Asset Management, LP
Palo Alto Investors
Shapiro Capital Management Company, Inc.
Westport Asset Management, Inc.

TIFF BOND FUND
Atlantic Asset Management, LLC
Seix Investment Advisors, Inc.
Smith Breeden Associates, Inc.

TIFF SHORT-TERM FUND
Fischer Francis Trees & Watts, Inc.